                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14

                  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

            /X/ Pre-Effective Amendment No.   2
                                            ------
            / / Post-Effective Amendment No. ------
                        (Check appropriate box or boxes)

                             VOYAGEUR TAX FREE FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (800) 523-1918
--------------------------------------------------------------------------------
                        (Area Code and Telephone Number)

                 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
 Address of Principal Executive Offices: (Number, Street, City, State, Zip Code)

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
 Name and Address of Agent for Service: (Number, Street, City, State, Zip Code)

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

                    Title of the securities being registered:
    Class A, Class B and Class C Shares of beneficial interest, no par value, of Delaware Tax-Free Minnesota Fund, one series of Registrant. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company
                            Act of 1940, as amended.

  Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the
 Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section
                             8(a), shall determine.

                             --- C O N T E N T S ---

This Registration Statement  includes the following:

         1.     Facing Page

         2.     Contents Page

         3.     Part A - Proxy Statement/Prospectus

         4.     Part B - Statement of Additional Information

         5.     Part C - Other Information

         6.     Signatures

         7.     Exhibits

Delaware Investments (R)
A member of Lincoln Financial Group (R)

                                 PROXY MATERIALS

                    Delaware Tax-Free Minnesota Insured Fund

Dear Shareholder:

I am  writing  to let you know that a meeting of  shareholders  of the  Delaware
Tax-Free Minnesota Insured Fund (the "Fund") will be held on March 30, 2007. The purpose of the meeting is to vote on an important proposal that affects the Fund and your  investment in it. As a shareholder,  you have the opportunity to voice your  opinion on the  matters  that  affect  your Fund.  This  package  contains information  about the proposal and the materials to use when voting by mail, by telephone or through the Internet.

Please read the enclosed  materials and cast your vote.  PLEASE VOTE YOUR SHARES
PROMPTLY.  YOUR VOTE IS EXTREMELY  IMPORTANT,  NO MATTER HOW LARGE OR SMALL YOUR
HOLDINGS MAY BE.

The proposal has been  carefully  reviewed by the Fund's Board of Trustees.  The
Trustees,  most of whom  are  not  affiliated  with  Delaware  Investments,  are responsible for protecting your interests as a shareholder. The Trustees believe the proposal is in the best interests of  shareholders.  They recommend that you vote FOR the proposal.

The enclosed Q&A is provided to assist you in  understanding  the proposal.  The
proposal   is   described   in   greater    detail   in   the   enclosed   Proxy
Statement/Prospectus.

VOTING IS QUICK AND EASY.  EVERYTHING  YOU NEED IS ENCLOSED.  To cast your vote, simply  complete the proxy card  enclosed in this  package.  Be sure to sign the card  before  mailing it in the  postage-paid  envelope.  You may also vote your shares  by  touch-tone  telephone  or  through  the  Internet.  Simply  call the toll-free  number or visit the web site indicated on your proxy card, and follow the recorded or online instructions.

If you have any  questions  before  you vote,  please  call  Computershare  Fund
Services, Inc. ("Computershare"), the Fund's proxy solicitor, at 1-866-905-8151.
Computershare  will be glad to help you get your vote in  quickly.  You may also receive a telephone call from  Computershare  reminding you to vote your shares.
Thank you for your participation in this important initiative.

Sincerely,
/s/ Patrick P. Coyne
Patrick P. Coyne
Chairman, President and Chief Executive Officer

                  IMPORTANT INFORMATION TO HELP YOU UNDERSTAND
                            AND VOTE ON THE PROPOSAL

Below is a brief  overview  of the  proposal  to be  voted  upon.  Your  vote is important.  Please read the full text of the Proxy  Statement/Prospectus,  which you should  retain for future  reference.  If you need another copy of the Proxy
Statement/Prospectus, please call Delaware Investments at 1-800-523-1918.

We appreciate you placing your trust in Delaware Investments and we look forward to helping you achieve your financial goals.

What proposal am I being asked to vote on?

You are being asked to vote to approve an Agreement  and Plan of  Reorganization between Delaware Tax-Free  Minnesota Insured Fund (the "Minnesota Insured Fund")
and Delaware Tax-Free Minnesota Fund (the "Minnesota Fund").

Proposal:  TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

What reorganization is the Board proposing?

Shareholders  of the  Minnesota  Insured  Fund are being asked to  consider  and
approve  a  reorganization   ("Transaction")   that  will  have  the  effect  of
reorganizing the Minnesota Insured Fund with and into the Minnesota Fund.

How will the Transaction benefit shareholders?

The  Funds'  Boards   considered  a  number  of  factors  before  approving  the
Transaction.   After  considering  these  factors,  the  Boards  concluded  that shareholders  will  potentially  benefit from the  Transaction  in the following ways:

     o    Based upon current market conditions, including the limited demand for insured municipal  securities in the current lower yield  environment, the Transaction potentially would enhance asset growth for the benefit of shareholders of the Minnesota  Insured Fund, as shareholders of the
          Minnesota Fund.

     o    The investment  strategies and policies of the Minnesota  Insured Fund are  substantially  the same as, but not identical to, the  investment strategies and policies of the Minnesota Fund. However, the investment objectives  of both Funds are identical and both Funds are required to invest  at least  80% of  their  net  assets  in  Minnesota  municipal securities and other obligations that offer similar tax benefits.

     o    The Minnesota  Fund offers a stronger  track record as compared to the
          Minnesota  Insured Fund over the past 1-, 3-, 5- and 10-year  periods.
          (Of course, past performance is no guarantee of future results.)

     o    Shareholders  of the  Minnesota  Insured  Fund,  which is  required to invest  substantially in insured municipal  securities,  could benefit from being  investors  in the  Minnesota  Fund,  which does not have a policy  requiring  it to invest  substantially  in  insured  municipal securities,  because of the decreased price volatility associated with non-insured  municipal  securities in the current rising interest rate environment.

How will the Transaction work?

The Minnesota Fund will acquire substantially all of the assets of the Minnesota
Insured Fund in exchange for shares of the Minnesota Fund. The Minnesota Insured
Fund will then  distribute  the Minnesota Fund shares on a pro rata basis to its shareholders.  At the  time  of  the  Transaction,  any  shares  you  own of the
Minnesota  Insured Fund will be cancelled and you will receive new shares in the same class of the Minnesota Fund that will have an aggregate  value equal to the value of your shares in the Minnesota  Insured Fund.  More detailed  information about the transfer of assets by the  Minnesota  Insured Fund and the issuance of shares by the Minnesota Fund can be found in the Proxy Statement/Prospectus.

What is the anticipated timetable for the Transaction?

The  shareholder  meeting  is  scheduled  for March 30,  2007.  It is  currently anticipated that the Transaction,  if approved by shareholders,  will take place during  the  second  quarter  of 2007.  Whether  or not you plan to  attend  the
Meeting,  please vote your shares by mail, by telephone or through the Internet.
If you determine at a later date that you wish to attend this  Meeting,  you may revoke  your  proxy  and vote in  person,  as  provided  in the  attached  Proxy
Statement/Prospectus.

                    COMMON QUESTIONS AND GENERAL INFORMATION

Has the Board of Trustees approved the proposal?

Yes. The Minnesota Insured Fund's Board of Trustees has unanimously approved the proposal and recommends that you vote to approve it.

How many votes am I entitled to cast?

As a  shareholder,  you are  entitled  to one  vote for each  full  share  and a fractional vote for each fractional share of the Minnesota Insured Fund that you own on the record date. The record date is January 8, 2007.

How do I vote my shares?

You can vote your shares by  completing  and signing the enclosed  proxy card(s)
and  mailing  it in the  enclosed  postage-paid  envelope.  You may also vote by touch-tone  telephone  by calling  the  toll-free  number  printed on your proxy card(s) and following the recorded instructions.  In addition, you may also vote through the Internet by visiting  www.delawareinvestments.com  and following the on-line  instructions.  If you  need  any  assistance,  or  have  any  questions regarding  the  proposal or how to vote your shares,  please call  Computershare
Fund  Services,   Inc.,  the  Minnesota  Insured  Fund's  proxy  solicitor,   at
1-866-905-8151.

How do I sign the proxy card?

Individual Accounts: Shareholders should sign exactly as their names appear on the account registration shown on the card.

Joint Accounts:      Either owner may sign, but the name of the person signing
                     should conform exactly to a name shown in the registration.

All Other Accounts:  The person signing must indicate his or her capacity.  For example, if Ms. Ann B. Collins serves as a trustee for a
                     trust account or other type of entity, she should sign,
                     "Ann B. Collins, Trustee."

How can I find more information on the Proposal?

You should read the Proxy  Statement/Prospectus  that provides details regarding the  proposal.  If you  have  any  questions,  please  call  Computershare  Fund
Services, Inc., the Minnesota Insured Fund's proxy solicitor at 1-866-905-8151.

                    DELAWARE TAX-FREE MINNESOTA INSURED FUND
                      (a series of Voyageur Insured Funds)

                               2005 Market Street
                        Philadelphia, Pennsylvania 19103

                        NOTICE OF MEETING OF SHAREHOLDERS

                          To be held on March 30, 2007

To the Shareholders:

     NOTICE IS HEREBY GIVEN that a Meeting (the  "Meeting") of  Shareholders  of
Delaware  Tax-Free  Minnesota  Insured  Fund (the  "Minnesota  Insured  Fund" or
"Acquired  Fund"),  a series of Voyageur  Insured Funds,  has been called by the
Board of Trustees of Voyageur  Insured  Funds and will be held at the offices of
Delaware  Investments  located  at 2001  Market  Street,  2nd Floor  Auditorium,
Philadelphia,  PA 19103,  on March 30,  2007 at 3:00  p.m.,  Eastern  Time.  The
Meeting is being called for the following reasons:

     1.   To approve an Agreement and Plan of  Reorganization  between  Voyageur
          Insured Funds,  on behalf of the Minnesota  Insured Fund, and Voyageur
          Tax Free Funds, on behalf of the Delaware Tax-Free Minnesota Fund (the
          "Minnesota  Fund" or "Acquiring  Fund"),  which  provides for: (i) the acquisition by the Acquiring Fund of  substantially  all of the assets of the Acquired  Fund, in exchange for shares of the  Acquiring  Fund;
          (ii) the pro rata  distribution of shares of the Acquiring Fund to the shareholders  of the  Acquired  Fund;  and (iii) the  liquidation  and dissolution of the Acquired Fund.

     2.   To vote  upon any other  business  as may  properly  come  before  the
          Meeting or any adjournment thereof.

     Shareholders  of record of the Acquired Fund as of the close of business on
January 8, 2007 are  entitled  to notice of, and to vote at, the  Meeting or any adjournment thereof.  WHETHER OR NOT YOU PLAN TO ATTEND THE MEETING, PLEASE VOTE
YOUR SHARES BY  RETURNING  THE PROXY CARD BY MAIL IN THE  ENCLOSED  POSTAGE-PAID
ENVELOPE PROVIDED, OR BY VOTING BY TELEPHONE OR OVER THE INTERNET.  YOUR VOTE IS
IMPORTANT.

                                             By Order of the Board of Trustees,

                                             /s/ David F. Connor
                                             David F. Connor
                                             Secretary

[February 1,] 2007

--------------------------------------------------------------------------------
TO SECURE THE LARGEST POSSIBLE REPRESENTATION AND TO SAVE THE EXPENSE OF FURTHER
MAILINGS,  PLEASE MARK YOUR PROXY CARD,  SIGN IT, AND RETURN IT IN THE  ENCLOSED
ENVELOPE,  WHICH  REQUIRES  NO POSTAGE IF MAILED IN THE  UNITED  STATES.  IF YOU
PREFER,  YOU MAY INSTEAD VOTE BY TELEPHONE OR THE INTERNET.  YOU MAY REVOKE YOUR
PROXY AT ANY TIME AT OR BEFORE  THE  MEETING OR VOTE IN PERSON IF YOU ATTEND THE
MEETING, AS PROVIDED IN THE ATTACHED PROXY STATEMENT/PROSPECTUS.
--------------------------------------------------------------------------------

                           PROXY STATEMENT/PROSPECTUS

                                TABLE OF CONTENTS

                                                                            Page

Proposal:  To Approve an Agreement and Plan of Reorganization .................2

Summary........................................................................2
    What is the purpose of the Proposal?.......................................2
    How do the investment objectives, strategies and policies of the

    What are the fees and expenses of each Fund and what might they

    What are the capitalizations of the Funds and what might the capitalizations be after the Transaction? ................................17

Comparison of Investment Objectives, Strategies, Policies and Risks...........18
    Are there any significant differences between the investment objectives of the Acquired Fund and the Acquiring Fund? ..................18
    Are there any significant differences between the investment strategies and policies of the Acquired Fund and the Acquiring Fund? .....18
    How do the fundamental investment restrictions of the
    Funds differ? ............................................................21
    What are the risk factors associated with investments in

EXHIBITS

Exhibit A - Form of Agreement and Plan of Reorganization
Exhibit B - Principal Holders of Shares as of January 8, 2007

                           PROXY STATEMENT/PROSPECTUS

                            Dated [February 1,] 2007

               Acquisition of Substantially All of the Assets of:

                    DELAWARE TAX-FREE MINNESOTA INSURED FUND
                      (a series of Voyageur Insured Funds)

                        By and in exchange for shares of

                        DELAWARE TAX-FREE MINNESOTA FUND
                      (a series of Voyageur Tax Free Funds)

     This Proxy  Statement/Prospectus  solicits proxies to be voted at a meeting
(the "Meeting") of shareholders of Delaware Tax-Free Minnesota Insured Fund (the
"Minnesota  Insured  Fund" or  "Acquired  Fund"),  a series of Voyageur  Insured
Funds.  The Meeting has been called by the Board of Trustees of Voyageur Insured
Funds (the "Board") to vote on the approval of the Plan (as more fully described below).

     The principal offices of Voyageur Insured Funds and Voyageur Tax Free Funds
(each a "Trust"  and  collectively,  the  "Trusts")  are  located at 2005 Market
Street,  Philadelphia,  PA 19103.  You can reach the  offices  of the  Trusts by telephone by calling 1-800-523-1918.

     The Meeting will be held at the offices of Delaware  Investments located at
2001 Market Street, 2nd Floor Auditorium,  Philadelphia,  PA 19103, on March 30,
2007 at 3:00 p.m.,  Eastern Time. The Board, on behalf of the Minnesota  Insured
Fund, is soliciting these proxies. This Proxy Statement/Prospectus will first be sent to shareholders on or about [February 12, 2007].

     This  Proxy   Statement/Prospectus  gives  you  the  information  about  an investment in the Delaware  Tax-Free  Minnesota  Fund (the  "Minnesota  Fund" or
"Acquiring Fund") and about other matters that you should know before voting and investing.  You should retain it for future reference. A Statement of Additional
Information   dated   [February   1,]  2007  (the   "Statement   of   Additional
Information"),   relating  to  this  Proxy  Statement/Prospectus  contains  more information  about the Acquiring  Fund,  the Acquired Fund (each,  a "Fund" and, collectively, the "Funds") and the proposed transaction, and has been filed with the U.S.  Securities  and Exchange  Commission  (the "SEC") and is  incorporated herein by reference.

     The Prospectus of the Acquiring Fund dated December 29, 2006, as amended to date (the "Fund Prospectus"),  is included with and is considered a part of this
Proxy  Statement/Prospectus,  and is intended  to provide  you with  information about the Acquiring Fund.

     You can request a free copy of the Statement of Additional  Information and the Fund  Prospectus by calling  1-800-523-1918,  or by writing to the Trusts at
Attention: Account Services, 2005 Market Street, Philadelphia, PA 19103.

     LIKE ALL  MUTUAL  FUNDS,  THE SEC HAS NOT  APPROVED  OR  DISAPPROVED  THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY  STATEMENT/PROSPECTUS.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     MUTUAL FUND SHARES ARE NOT DEPOSITS OR  OBLIGATIONS  OF, OR  GUARANTEED  OR
ENDORSED  BY, ANY BANK,  AND ARE NOT  INSURED BY THE FEDERAL  DEPOSIT  INSURANCE
CORPORATION,  THE FEDERAL  RESERVE BOARD, OR ANY OTHER U.S.  GOVERNMENT  AGENCY.
MUTUAL FUND SHARES  INVOLVE  INVESTMENT  RISKS,  INCLUDING  THE POSSIBLE LOSS OF
PRINCIPAL.

PROPOSAL:  TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

     Shareholders  of the Acquired  Fund are being asked to consider and approve an Agreement and Plan of  Reorganization  (the "Plan") that will have the effect of reorganizing the Acquired Fund with and into the Acquiring Fund as summarized below.

     The  Plan  provides  for:  (i) the  acquisition  by the  Acquiring  Fund of substantially  all of the assets of the Acquired  Fund in exchange for shares of the Acquiring  Fund;  (ii) the pro rata  distribution of shares of the Acquiring
Fund to the  shareholders  of the Acquired Fund; and (iii) the  liquidation  and dissolution of the Acquired Fund. If the  shareholders of the Acquired Fund vote to approve the Plan,  as a  shareholder  of the  Acquired  Fund you will receive
Acquiring  Fund  shares  equal in total value to, and of the same class as, your investment in the Acquired Fund. The Acquired Fund will then be liquidated.

                                     SUMMARY

     This is only a  summary  of  certain  information  contained  in the  Proxy
Statement/Prospectus.  You should read the more complete information in the rest of this Proxy  Statement/Prospectus,  including the Plan (attached as Exhibit A)
and the Fund Prospectus included with this Proxy Statement/Prospectus.

What is the purpose of the Proposal?

     The Board  approved  the Plan for the  Acquired  Fund and  recommends  that shareholders  of the Acquired  Fund  approve the Plan.  If  shareholders  of the
Acquired Fund approve the Plan,  substantially all of the Acquired Fund's assets will be transferred  to the Acquiring Fund in exchange for the Acquiring  Fund's shares equal in value to the assets of the Acquired Fund that are transferred to the Acquiring  Fund. The Acquiring Fund shares will then be distributed pro rata to the Acquired Fund's shareholders and the Acquired Fund will be liquidated and dissolved. The proposed transaction for the Acquired Fund is referred to in this
Proxy Statement/Prospectus as the "Transaction."

     The  Transaction,  if approved for the Acquired  Fund,  will result in your shares of the Acquired Fund being  exchanged  for  Acquiring  Fund shares of the same  class  equal in value  (but  having a  different  price per share) to your shares of the Acquired Fund.  This means that you will cease to be a shareholder of the Acquired Fund and will become a shareholder of the Acquiring  Fund.  This exchange  will occur on a date agreed to by the parties to the Plan  (hereafter, the "Closing Date"),  which is currently expected to be in the second quarter of
2007.

     For the reasons set forth below under  "Reasons for the  Transaction,"  the
Boards  of the  Trusts  have  concluded  that  the  Transaction  is in the  best interests  of the Acquired  Fund and the  Acquiring  Fund.  The Boards have also concluded  that no  dilution in value would  result to the  shareholders  of the
Acquired Fund and the Acquiring Fund as a result of the Transaction.

How do the investment  objectives,  strategies and policies of the Acquired Fund and the Acquiring Fund compare?

     Like the  Acquired  Fund,  the  Acquiring  Fund is a mutual fund within the
Delaware  Investments(R) Family  of  Funds  (the  "Delaware  Companies") that is managed by Delaware  Management Company ("DMC"), a series of Delaware Management
Business  Trust.  The investment  objective of the Acquired Fund is identical to the investment  objective of the Acquiring  Fund. Both the Acquired Fund and the
Acquiring Fund seek as high a level of current income exempt from federal income tax and from the  Minnesota  state  personal  income tax as is  consistent  with preservation of capital. Each Fund's investment objective is fundamental and may not be changed by the Board without prior shareholder approval.

     In addition,  the  investment  strategies and policies of the Acquired Fund are substantially  similar, but not identical,  to the investment strategies and policies of the Acquiring Fund. Both Funds have adopted a fundamental investment policy to seek to achieve their investment  objectives by investing at least 80%
of their net assets in municipal  securities that are exempt from federal income taxes,  including the federal  alternative  minimum tax, and the Minnesota state personal  income tax. As described  below, a Fund may not change its fundamental investment  policies and restrictions  without prior shareholder  approval.  The most significant  difference between the Acquired Fund and the Acquiring Fund is that the Acquiring  Fund does not have a mandate  regarding  "insured  municipal securities."  Insured  municipal  securities are debt securities issued by or on behalf of a state or territory, its agencies, instrumentalities,  municipalities or other political sub-divisions, for which such issuers have obtained insurance for the payment of interest and principal  (when due) to the  bondholders.  This insurance is designed to protect  against  certain risks (as described  below) -
the  insurance,  however,  does not  guarantee  the market  value of the insured municipal  securities  held in a Fund's  portfolio and it does not guarantee the value of an investment in a Fund.

     The Acquired Fund has adopted a non-fundamental  investment  policy,  which may be changed with prior notice to  shareholders  (no  shareholder  approval is required),  to  invest  at least  80% of its net  assets  in  insured  municipal securities.  The Acquiring Fund has not adopted such an investment  policy.  The
Acquiring Fund may invest without  limitation in insured  municipal  securities;
however,  as of December 31, 2006, only 26% of the Acquiring  Fund's assets were invested in insured municipal securities,  which has generally been typical with respect to the Acquiring Fund in the past.

     For further information about the investment objectives and policies of the
Funds, see "Comparison of Investment Objectives, Strategies, Policies and Risks"
below.

What are the principal risks associated with investments in the Funds?

     As with most  investments,  investments in the Funds involve certain risks.
There can be no guarantee  against losses resulting from an investment in either
Fund,  nor can  there  be any  assurance  that  either  Fund  will  achieve  its investment  objective.  Investments in the Funds involve risks  associated  with changes in  interest  rates,  market  conditions,  industry  conditions  and the financial  strength of issuers of the portfolio  securities  held by a Fund. The risks  associated  with an  investment  in the Acquired  Fund are  substantially identical to the risks  associated  with an investment  in the  Acquiring  Fund.
However,  to the extent that the  Acquired  Fund  invests  more of its assets in insured  municipal  securities as compared to the Acquiring  Fund,  the Acquired
Fund may be subject to less  credit risk  because  the  payment of interest  and principal  with respect to such insured  municipal  securities  is insured by an insurance  company.  There is no assurance,  however,  that an insurance company will meet its obligations with respect to the insured municipal securities.

     Also, both Funds are considered to be "non-diversified,"  meaning that they may invest more of their assets in a fewer  number of issuers  than  diversified funds.  Accordingly,  to the  extent  that a Fund  invests  its  assets in fewer issuers as compared to a diversified fund, the Fund may be more susceptible than a fully diversified fund to adverse economic, political, business, or regulatory developments  affecting a single issuer,  industry, or economic sector. This, in turn, can affect the Fund's net asset value.

     For further  information  about the risks of  investing  in the Funds,  see
"Comparison of Investment Objectives, Strategies, Policies and Risks" below.

What are the general tax consequences of the Transaction?

     It is expected  that  shareholders  of the Acquired Fund will not recognize any gain or loss for federal  income tax purposes as a result of the exchange of their shares for shares of the Acquiring Fund pursuant to the  Transaction.  You should,  however,  consult your tax adviser regarding the effect, if any, of the
Transaction in light of your individual  circumstances.  You should also consult
your  tax  adviser  about  other  state  and  local  tax   consequences  of  the
Transaction,  if any,  because the  information  about tax  consequences in this document relates to the federal income tax consequences of the Transaction only.
For  further  information  about the  federal  income  tax  consequences  of the
Transaction,  see "Information About the Transaction and the Plan - What are the
tax consequences of the Transaction?"

Who manages the Funds?

     The   management   of  the  business  and  affairs  of  each  Fund  is  the
responsibility  of the Board of the applicable Trust. The Boards select officers who are responsible for the day-to-day operations of the Funds.

     DMC  manages  the  assets  of each  of the  Funds  and  makes  each  Fund's investment  decisions.  DMC is a series of Delaware  Management  Business Trust, which is an indirect  subsidiary of Delaware Management  Holdings,  Inc., and is located at 2005 Market Street,  Philadelphia,  Pennsylvania  19103.  DMC and its
predecessors have been managing the assets of the Delaware Companies since 1938.
As of September 30, 2006, DMC and its  affiliates  within  Delaware  Investments were  managing  in the  aggregate  more than $150  billion  in assets in various institutional or separately managed, investment company and insurance accounts.

     In addition, the portfolio managers for the Acquired Fund and the Acquiring
Fund  are the  same.  There  will be no  management  changes  involved  with the proposed  Transaction.  As a result, the following  individuals will continue to manage the Acquiring Fund after completion of the Transaction:

     Joseph R. Baxter and Robert F.  Collins  have  primary  responsibility  for making  the  day-to-day  investment  decisions  for the  Acquired  Fund  and the
Acquiring Fund. Mr. Baxter assumed responsibility for both Funds on May 22, 2003 and Mr. Collins assumed responsibility for both Funds on June 25, 2004.

     Joseph R. Baxter, Senior Vice President,  Head of Municipal Bond Department
and Senior Portfolio Manager,  joined Delaware Investments in 1999. He heads the firm's municipal bond department and is responsible for setting the department's investment  strategy.  He is also a co-portfolio manager of the firm's municipal bond fund clients and several other client  accounts.  Before  joining  Delaware
Investments,  he held investment  positions with First Union, most recently as a municipal portfolio manager with the Evergreen Funds.

     Robert F. Collins,  Senior Vice President/Senior  Portfolio Manager, joined
Delaware  Investments  in 2004 and is a  co-portfolio  manager of several of the firm's municipal bond fund clients and other client  accounts.  Prior to joining
Delaware  Investments,  he spent five  years as a  co-manager  of the  municipal portfolio management group within PNC Advisors,  where he oversaw the tax-exempt investments of high net worth and institutional accounts. Before that, he headed the municipal fixed income team at Wilmington Trust,  where he managed funds and high net worth  accounts.  Mr. Collins  earned a bachelor's  degree in economics from  Ursinus  College,  and he is  also a  former  president  of the  Financial
Analysts of Wilmington, Delaware.

What are the fees and  expenses  of each Fund and what  might  they be after the
Transaction?

     The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.  The sales charge  structure  for each Fund is identical and the operating expenses shown are based on expenses incurred during each Fund's fiscal year ended August 31, 2006.

     You  will  notice  that  unlike  in the fee  tables  shown  in each  Fund's prospectus in previous years, the fee tables below contain an additional expense line item entitled  "Interest and Related Expenses." This new line item has been added for the following  reasons and now also appears in the prospectus for each
Fund.  The new  line  item is a result  of an  accounting  restatement  to treat inverse floater programs as financings for accounting  purposes where a fund has transferred its own municipal bonds to a trust that issues the inverse  floating rate security. Previously, the Funds had treated these transactions as a sale of the  municipal  bond and a  purchase  of the  inverse  floating  rate  security.
Consequently,  certain  expenses of an inverse floater program will be deemed to be Fund  expenses.  As a result of this  change  in  accounting  treatment,  the expense ratios in the tables below now include  "Interest and Related  Expenses"
which  include,  but are not limited to,  interest  expense,  remarketing  fees, liquidity  fees,  and trustees' fees that are  associated  with inverse  floater programs.  The expense examples following the fee tables also reflect these fees associated  with inverse  floater  programs.  While this  requires  revisions to expense tables and certain  historical expense ratios for the Funds, this change did not affect the current or  historical  net asset value,  total return or net investment income for the Funds.

                                 FEE TABLES FOR
                THE MINNESOTA INSURED FUND AND THE MINNESOTA FUND

A.  Class A Shares
                                                                   Actual                  Pro forma
                                                      --------------------------------- ---------------
                                                         Minnesota        Minnesota     Minnesota Fund
                                                       Insured Fund -    Fund - Class   - Class A After
                                                           Class A             A          Transaction
Shareholder Fees
(paid directly from your investment)
 Maximum Sales Charge (Load)
    Imposed on Purchases (as a percentage of
    offering price)...............................          4.50%            4.50%           4.50%
 Maximum Contingent Deferred Sales Charge
     (Load) imposed on redemptions (as a percentage
     of original purchase price or redemption
     price, whichever is lower)...................         None(1)          None(1)         None(1)

Annual Fund Operating Expenses
(deducted from Fund assets)
       Management Fees............................          0.50%            0.55%           0.54%
       Distribution and Service (12b-1) Fees......          0.25%            0.25%           0.25%
           Interest and Related Expenses(2).......          0.19%            0.26%           0.24%
           Other Expenses.........................          0.15%            0.14%           0.15%
       Total Other Expenses.......................          0.34%            0.40%         0.39%(6)
       Total Annual Fund Operating Expenses.......          1.09%            1.20%           1.18%
       Fee Waiver/Expense Reimbursement...........        (0.01%)(3)      (0.01%)(3)      (0.04%)(7)
       Net Expenses...............................          1.08%            1.19%           1.14%

B.  Class B Shares
                                                                   Actual                  Pro forma
                                                      --------------------------------- ---------------
                                                         Minnesota        Minnesota     Minnesota Fund
                                                       Insured Fund -    Fund - Class   - Class B After
                                                           Class B             B          Transaction
Shareholder Fees
(paid directly from your investment)
 Maximum Sales Charge (Load)
    Imposed on Purchases (as a percentage of
    offering price)...............................          None             None             None
 Maximum Contingent Deferred Sales Charge
     (Load) imposed on redemptions (as a percentage
     of original purchase price or redemption
     price, whichever is lower)...................        4.00%(4)         4.00%(4)         4.00%(4)

Annual Fund Operating Expenses
(deducted from Fund assets)
       Management Fees............................          0.50%            0.55%           0.54%
       Distribution and Service (12b-1) Fees......          1.00%            1.00%           1.00%
           Interest and Related Expenses(2).......          0.19%            0.26%           0.24%
           Other Expenses.........................          0.15%            0.14%           0.15%
       Total Other Expenses.......................          0.34%            0.40%         0.39%(6)
       Total Annual Fund Operating Expenses.......          1.84%            1.95%           1.93%
       Fee Waiver/Expense Reimbursement...........        (0.01%)(3)      (0.01%)(3)      (0.04%)(7)
       Net Expenses...............................          1.83%            1.94%           1.89%

C.  Class C Shares
                                                                   Actual                  Pro forma
                                                      --------------------------------- ---------------
                                                         Minnesota        Minnesota     Minnesota Fund
                                                       Insured Fund -    Fund - Class   - Class C After
                                                           Class C             C          Transaction
Shareholder Fees
(paid directly from your investment)
 Maximum Sales Charge (Load)
    Imposed on Purchases (as a percentage of
    offering price)...............................          None             None             None
 Maximum Contingent Deferred Sales Charge
     (Load) imposed on redemptions (as a percentage
     of original purchase price or redemption
     price, whichever is lower)...................        1.00%(5)         1.00%(5)         1.00%(5)

Annual Fund Operating Expenses
(deducted from Fund assets)
       Management Fees............................          0.50%            0.55%           0.54%
       Distribution and Service (12b-1) Fees......          1.00%            1.00%           1.00%
           Interest and Related Expenses(2).......          0.19%            0.26%           0.24%
           Other Expenses.........................          0.15%            0.14%           0.15%
       Total Other Expenses.......................          0.34%            0.40%         0.39%(6)
       Total Annual Fund Operating Expenses.......          1.84%            1.95%           1.93%
       Fee Waiver/Expense Reimbursement...........        (0.01%)(3)      (0.01%)(3)      (0.04%)(7)
       Net Expenses...............................          1.83%            1.94%           1.89%

(1) A purchase  of Class A shares of $1 million or more may be made at net asset value.  However, if you buy the shares through a financial advisor who is paid a commission,  a contingent  deferred sales charge will apply to redemptions  made within two years of purchase. Additional Class A purchase options that involve a contingent  deferred sales charge may be permitted from time to time and will be disclosed in the applicable Fund's Prospectus if they are available.
(2)  Interest and Related  Expenses  include,  but are not limited to,  interest expense,  remarketing  fees,  liquidity  fees and trustees' fees from the Fund's participation in inverse floater programs where the Fund has transferred its own bonds to a trust that issues the inverse floaters.
(3) DMC has contracted to waive all or a portion of its investment advisory fees and/or  reimburse  expenses of each Fund through  December 31, 2007, in order to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes,  interest,  inverse  floater  program  expenses  (as  described  above in footnote 2), brokerage fees, certain insurance costs and non-routine expenses or costs,  including,  but not  limited  to,  those  relating  to  reorganizations, litigation,  certain Trustee  retirement plan expenses,  conducting  shareholder meetings and liquidations (collectively, "non-routine expenses")) from exceeding
0.68% of  average  daily net assets of the  Minnesota  Fund and 0.64% of average daily net assets of the Minnesota  Insured  Fund.  For purposes of these waivers and reimbursements,  non-routine expenses may also include such additional costs and  expenses  as may be agreed  upon from time to time by the Funds'  Board and
DMC.
(4) If you redeem Class B shares  during the first year after you buy them,  you will pay a contingent  deferred  sales charge of 4.00%,  which declines to 3.00%
during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.
(5) Class C shares  redeemed  within one year of purchase are subject to a 1.00%
contingent deferred sales charge.
(6)  Included  in  "Other  Expenses"  are the  one-time  estimated  costs of the
Transaction,  which are anticipated to total  approximately  $110,000,  of which
$36,667 is applicable to the Minnesota  Fund. The costs of the  Transaction  are not subject to the fee waiver currently in place or to the expense cap described in footnote 7 below. If the one-time costs of the Transaction were not included,
"Total Annual Fund  Operating  Expenses" and "Net  Expenses"  would be 1.17% and
1.13%,  1.92% and 1.88% and 1.92% and  1.88%,  for Class A,  Class B and Class C
shares, respectively.
(7) In addition to the fee waiver/fee reimbursement described in footnote 3, DMC has  contractually  agreed to cap (the "Expense  Cap") the total expenses of the
Minnesota  Fund for at least one year after the Closing Date of the  Transaction in order to ensure that the Minnesota Fund's total expenses  (excluding  inverse floater  program  expenses (as  described  above in footnote 2) and the expenses related to the  Transaction)  do not exceed the Minnesota  Insured  Fund's total expenses (excluding inverse floater program expenses and the expenses related to the Transaction). This means that the Minnesota Fund's total expenses (exclusive of certain  expenses) for at least one year after the Closing of the Transaction will not exceed 0.89%,  1.64% and 1.64% for Class A, Class B and Class C shares, respectively.  Using Class A shares as an example, the net expense ratio for the
Minnesota   Insured  Fund  (excluding   inverse  floater  program  expenses  and
Transaction  expenses) is  currently  0.89%  (i.e.,  1.08% less inverse  program floater  expenses of 0.19%).  The pro forma expense ratio of the Minnesota  Fund
after  the  Transaction   (excluding   inverse  floater  program   expenses  and
Transaction  expenses) is expected to be 0.93% (i.e., 1.18% less inverse program floater expenses of 0.24% and Transaction expenses of 0.01%).  Therefore,  based upon the estimated pro forma expenses, the Expense Cap and DMC's current waiver,
DMC would  waive or  otherwise  reimburse  the  Minnesota  Fund for 0.04% of its expenses. The Expense Cap also excludes taxes, interest, brokerage fees, certain insurance costs and non-routine expenses (as defined above in footnote 3).

Examples

     These  examples  are intended to help you compare the costs of investing in
Minnesota  Insured  Fund shares with the cost of  investing  in  Minnesota  Fund shares of the comparable class,  both before and after the Transaction.  You can also use these  examples  to compare  the costs of these Funds with the costs of other  mutual  funds.  We show  the  cumulative  amount  of Fund  expenses  on a hypothetical  investment  of  $10,000  in the  Minnesota  Insured  Fund  and the
Minnesota  Fund for the time periods  indicated and then sell all of your shares at the end of those periods. The examples assume a 5% return each year.(1) These are examples only and do not represent future expenses,  which may be greater or less than those shown below.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares                                          1 Year        3 Years         5 Years          10 Years
Minnesota Insured Fund                                   $555           $780           $1,023           $1,718
Minnesota Fund                                           $566           $813           $1,079           $1,838
Pro forma Minnesota Fund (after the Transaction)         $561           $804           $1,066           $1,814

Class B Shares(2)                                       1 Year        3 Years         5 Years          10 Years
Minnesota Insured Fund                                   $586           $803           $1,145           $1,961
Minnesota Fund                                           $597           $836           $1,201           $2,080
Pro forma Minnesota Fund (after the Transaction)         $592           $827           $1,188           $2,056

Class C Shares                                          1 Year        3 Years         5 Years          10 Years
Minnesota Insured Fund                                   $286           $578            $995            $2,158
Minnesota Fund                                           $297           $611           $1,051           $2,274
Pro forma Minnesota Fund (after the Transaction)         $292           $602           $1,038           $2,251

You would pay the following  expenses on the same investment if you did not sell your shares:

Class B Shares(2)                                       1 Year        3 Years         5 Years          10 Years
Minnesota Insured Fund                                   $186           $578            $995            $1,961
Minnesota Fund                                           $197           $611           $1,051           $2,080
Pro forma Minnesota Fund (after the Transaction)         $192           $602           $1,038           $2,056

Class C Shares                                          1 Year        3 Years         5 Years          10 Years
Minnesota Insured Fund                                   $186           $578            $995            $2,158
Minnesota Fund                                           $197           $611           $1,051           $2,274
Pro forma Minnesota Fund (after the Transaction)         $192           $602           $1,038           $2,251

(1)  Each  Fund's  actual  rate  of  return  may be  greater  or less  than  the hypothetical  5% return we used here.  This example  reflects the net  operating expenses with expense waivers for the one-year  contractual period and the total operating expenses without expense waivers for years two through ten.
(2) The Class B example  reflects  the  conversion  of Class B shares to Class A shares after eight  years.  Information  for the ninth and tenth years  reflects expenses of the Class A shares.

     THESE ARE JUST EXAMPLES.  THEY DO NOT REPRESENT PAST OR FUTURE  EXPENSES OR
RETURNS. Each of the Funds pays its own operating expenses. The effects of these expenses are  reflected  in the net asset value and are not directly  charged to your  account.  The  expenses  of each of the Funds are  comprised  of  expenses attributable to each Fund, respectively, as well as expenses not attributable to any particular  series of that Trust that are allocated among the various series of the Trust.

How do the performance records of the Funds compare?

     As described under the section "Reasons for the  Transaction," the Board of each  Trust  considered  a  number  of  factors  when  reviewing  the  Plan  and considering the proposed  Transaction.  The performance history of the Funds was among the factors that the Boards  considered.  The  performance  history of the
Funds (without sales charges) as of December 31, 2006 is shown below:

                                                  Average Annual Total Returns
                                                    as of December 31, 2006

Fund and Class                       1 Year         3 Years          5 Years          10 Years

Minnesota Insured Fund--Class A        4.06%          3.88%            5.07%            5.05%
Minnesota Fund--Class A                4.65%          4.50%            5.72%            5.38%

Minnesota Insured Fund--Class B        3.29%          3.11%            4.28%            4.28%
Minnesota Fund--Class B                3.87%          3.72%            4.94%            4.61%

Minnesota Insured Fund--Class C        3.28%          3.13%            4.30%            4.28%
Minnesota Fund--Class C                3.94%          3.74%            4.95%            4.61%

Where can I find more financial information about the Funds?

     The Acquiring  Fund's and Acquired Fund's  prospectus  contains  additional financial  information about each Fund, including  performance for the past five years. Please see the sections entitled "Financial  Highlights" and "How has the
Fund  Performed?"  in the  prospectus.  In  addition,  each Fund's  statement of additional  information,  which is included  with the  Statement  of  Additional
Information  related to this  Proxy  Statement/Prospectus,  contains  additional financial  information  about each Fund.  These  documents  are  available  upon request.  (See "More  Information  About the Funds.") The Fund  Prospectus  also contains further financial information about the Acquiring Fund.

What are other key features of the Funds?

     Investment Management Fees. DMC is the investment manager of each Fund. DMC has entered into separate investment management agreements relating to each Fund that  provide for  reductions  in fee rates for a Fund as the assets of the Fund increase. The investment management fees for the Funds are:

   ------------------------------- ---------------------------------------------
                Fund                            Investment Management Fee
   ------------------------------- ---------------------------------------------
   Acquired Fund                   0.50% on first $500 million
                                   0.475% on next $500 million
                                   0.45% on next $1.5 billion
                                   0.425% on assets in excess of $2.5 billion
   ------------------------------- ---------------------------------------------
   Acquiring Fund                  0.55% on first $500 million
                                   0.50% on next $500 million
                                   0.45% on next $1.5 billion
                                   0.425% on assets in excess of $2.5 billion
   ------------------------------- ---------------------------------------------

     DMC has contracted to waive that portion,  if any, of the annual management fees payable by each Fund and to reimburse certain expenses of each Fund for the period  through  December  31, 2007 to the extent  necessary  to limit the total operating  expenses  of each  Fund to the  levels  described  in the Fee  Tables beginning  on page __.  Moreover,  once the  Transaction  is  complete,  DMC has contractually  agreed to cap the total  expenses  of the  Minnesota  Fund for at least one year after the Closing Date of the Transaction in order to ensure that the Minnesota Fund's total expenses (excluding inverse floater program expenses, the  expenses  related to the  Transaction,  taxes,  interest,  brokerage  fees, certain  insurance costs and  non-routine  expenses (as defined in footnote 3 in the fee tables above)) do not exceed the Minnesota Insured Fund's total expenses as of August 31, 2006 (excluding inverse floater program expenses,  the expenses related to the Transaction,  taxes, interest,  brokerage fees, certain insurance costs and non-routine expenses). DMC's fee waiver after the Closing Date also is reflected in the pro forma Fee Tables beginning on page __.

     Distribution Services. Pursuant to underwriting agreements relating to each
Fund, Delaware Distributors,  L.P. ("DDLP"),  2005 Market Street,  Philadelphia,
Pennsylvania  19103,  serves as the national  distributor  for the shares of the
Funds.  DDLP pays the expenses of the promotion and  distribution  of the Funds'
shares,  except for  payments by the Funds on behalf of Class A shares,  Class B shares  and  Class C shares  under  their  respective  12b-1  Plans.  DDLP is an indirect  subsidiary of Delaware Management  Holdings,  Inc. and an affiliate of
DMC.

     Pursuant  to  a  contractual   arrangement  with  DDLP,  Lincoln  Financial
Distributors,  Inc.  ("LFD"),  2001 Market  Street,  Philadelphia,  Pennsylvania
19103-7055,  is  primarily  responsible  for  promoting  the sale of Fund shares through broker/dealers,  financial advisors and other financial  intermediaries.
LFD is also an affiliate of DDLP and DMC.

     Rule 12b-1  Plans.  Each Fund has adopted a separate  distribution  plan or
"Rule  12b-1  Plan" for each of its Class A shares,  Class B shares  and Class C shares  (collectively,  the "Rule 12b-1 Plans" and, each  individually,  a "Rule
12b-1 Plan").

     Each Rule 12b-1 Plan permits the relevant  Fund to pay out of the assets of the Class A shares,  Class B shares and Class C shares,  as applicable,  monthly fees to DDLP for its services and expenses in distributing  and promoting shares of such  classes.  These  expenses  may include,  among  others,  preparing  and distributing advertisements,  sales literature and prospectuses and reports used for sales  purposes,  compensating  sales and  marketing  personnel,  and paying distribution  and maintenance  fees to securities  brokers and dealers who enter into dealer agreements with DDLP. The Rule 12b-1 Plan expenses relating to Class
B shares  and  Class C  shares  are also  used to pay  DDLP  for  advancing  the commission costs to dealers with respect to the initial sale of such Class B and
Class C shares.  In  addition,  each Fund's Rule 12b-1 Plan permits the relevant
Fund to make  payments  out of the assets of the Class A shares,  Class B shares and Class C shares to other unaffiliated  parties, such as banks, who either aid in the distribution of shares of, or provide services to, such Classes.

     The maximum  aggregate annual fee payable by each Fund under its Rule 12b-1
Plans and each Fund's Distribution Agreement is, on an annual basis: up to 0.25%
of the  average  daily net assets of Class A shares;  and up to 1.00%  (0.25% of which are  service  fees to be paid to DDLP,  dealers  and others for  providing personal service and/or maintaining shareholder accounts) of Class B shares' and
Class C shares'  average daily net assets.  The Boards for the Trusts may reduce these  amounts at any time.  DDLP may  contractually  waive  these  amounts or a portion of the amount at any time. All of the distribution  expenses incurred by
DDLP and others, such as broker/dealers,  in excess of the amount paid on behalf of Class A shares,  Class B shares and Class C shares are borne by such  persons without any reimbursement on behalf of such Classes.

     Purchase, Exchange and Redemption Procedures.  Procedures for the purchase, exchange and  redemption of each Fund's shares are  identical.  You may refer to the Fund  Prospectus  under the section  entitled  "About Your  Account" for the purchase,  exchange,  and  redemption  procedures  applicable to the  purchases, exchanges and redemptions of the Acquiring Fund's shares.

     Dividends,  Distributions and Taxes. For each Fund,  dividends are declared daily and paid monthly,  while capital gains, if any, are distributed  annually.
For more information about dividends,  distributions and the tax implications of investing  in the  Acquiring  Fund,  please  see the Fund  Prospectus  under the section entitled "About Your Account--Dividends, distributions and taxes."

                           REASONS FOR THE TRANSACTION

     Based on the  considerations  described  below,  the Boards,  including the trustees  who are  deemed to be  independent  trustees  (each,  an  "Independent
Trustee" and,  collectively,  the  "Independent  Trustees") under the Investment
Company Act of 1940, as amended (the "1940 Act"), on behalf of the Acquired Fund and the Acquiring Fund,  have  determined  that the Transaction  would be in the best interest of the Acquired Fund and the Acquiring Fund and that the interests of the Acquired Fund's and the Acquiring Fund's existing  shareholders would not be diluted as a result of the Transaction.

     At  meetings of the Boards for the Trusts  held on August  16-17,  2006 and
January 11,  2007,  DMC  presented  the Plan to the  Trustees  and  provided the
Trustees  with data and  analysis  regarding  the proposed  Transaction.  At the meeting, the Boards considered a number of factors, including the following:

     o    The  compatibility  of  the  Acquired  Fund's  investment   objective,
          policies and restrictions with the investment objective,  policies and restrictions of the Acquiring Fund;

     o    The relative  investment  performance  and yields of the Acquired Fund and the Acquiring Fund;

     o    The relative  size of the Acquired  Fund as compared to the  Acquiring
          Fund both before and after the Transaction;

     o    The relative expense ratios of the Funds and the anticipated impact of the proposed  Transaction  on the expense ratios of the Acquiring Fund both before and after expense caps and fee waivers;

     o    The proposal of DMC to cap the  Acquiring  Fund's total  expenses once the  Transaction  is  completed  for a  one-year  period  so that  the
          Acquiring  Fund's  total  expenses,  as a  percentage  of average  net assets,  are the same as the  Acquired  Fund's  total  expenses,  as a percentage of average net assets, before the Transaction (exclusive of the inverse floater program expenses  (defined above) and the expenses of the Transaction, as well as certain other expenses);

     o    The  anticipated  federal income tax  consequences  of the Transaction with respect to each Fund and its shareholders;

     o    The  estimated  costs of the  Transaction  and the extent to which the
          Funds would bear a portion of such costs; and

     o    The   potential   benefits  of  the  proposed   Transaction   for  the
          shareholders of the Acquired Fund and the Acquiring Fund.

     At the January 11, 2007 meeting, the Boards also considered the impact of a further delay of the Transaction and the impact of a further delay on an already closed Acquired Fund and its shareholders.

     At the meeting of the Boards for the Trusts held on January 11,  2007,  the
Boards were  apprised of the  restatement  of the Funds'  expenses in connection with the Funds'  investments  in inverse  floater  programs.  As a result of the information  presented,  the Boards considered DMC's revised proposal to cap the
Acquiring Fund's total expenses once the Transaction is completed for a one-year period so that the Acquiring  Fund's total expenses  (excluding  inverse floater program  expenses and expenses related to the  Transaction),  as a percentage of average  net  assets,  are  the  same  as the  Acquired  Fund's  total  expenses
(excluding  inverse  floater  program  expenses  and  expenses  related  to  the
Transaction), as a percentage of average net assets, before the Transaction. The
Boards  also  considered  DMC's  explanation  that the inverse  floater  program expenses  did not affect  either  Fund's net asset  value,  total  return or net investment income.

     The Boards noted that the  investment  objective  for the Acquired  Fund is identical to the investment  objective of the Acquiring Fund and that both Funds are required to invest 80% of their net assets in Minnesota municipal securities and other  obligations  that offer similar tax  benefits.  The Boards also noted
that the  portfolio  of the  Acquired  Fund has  historically  been  managed  in substantially the same manner as the portfolio of the Acquiring Fund. The Boards considered  the  differences  with respect to the Funds'  investments in insured municipal  securities and the relative  differences in the credit quality of the portfolios'  investments.  The materials  provided to the Boards also  explained
that  the   investment   strategies  and  policies  of  the  Acquired  Fund  are
substantially similar to the investment strategies and policies of the Acquiring
Fund,  except that the  Acquiring  Fund is not required to invest 80% of its net assets in "insured  securities,"  and the Acquiring Fund may invest up to 20% of its total assets in  non-investment  grade securities  whereas the Acquired Fund may invest up to 20% of its total  assets in  non-insured  municipal  securities that are investment grade.

     DMC  informed the Boards that,  in its view,  shareholders  of the Acquired
Fund, which is required to invest substantially all of its net assets in insured municipal securities,  could benefit from investing in the Acquiring Fund, which does not have a policy requiring it to invest in insured  municipal  securities, due to the decreased  price  volatility  associated with  non-insured  municipal securities in the current rising interest rate  environment.  Additionally,  DMC informed the Boards that the demand for insured municipal bond funds is limited, especially in the current lower yield environment.

     With respect to  performance,  the materials  provided to the Boards showed that the Acquiring Fund's Class A shares had a stronger  performance  record for the trailing 1-year, 3-year, 5-year and 10-year periods (through June 30, 2006).
In addition,  over the trailing 1-year,  3-year, 5-year and 10-year periods, the
Acquiring Fund had a stronger  performance  rank relative to its Lipper category
(Minnesota  Municipal  Debt Funds) than does the  Acquired  Fund which is in the same Lipper category.  The materials also demonstrated that the 30-day SEC yield of the Acquiring  Fund is higher than the Acquired  Fund's yield (as of June 30,
2006).  As a result,  DMC advised the Boards that  shareholders  of the Acquired
Fund also may benefit from a higher income stream.

     The  Boards  also  considered  sales  and  redemption  data  as well as the respective  asset  levels of each Fund as  presented  by DDLP.  The  information provided to the Boards  indicated  that the Acquiring Fund had positive net cash flow while the  Acquired  Fund had  negative  net cash flow during the  one-year period  ended  December 31, 2005 and the  six-month  period ended June 30, 2006.
DDLP also reported that the Acquiring Fund is  significantly  larger in terms of total asset level than the  Acquired  Fund and that  shareholders  of both Funds could  benefit  from the growth in assets  realized by combining  the Funds,  as explained more fully below.

     In  deciding   whether  to  recommend   approval  of  the   Transaction  to
shareholders,  the Boards also  considered  the fees and  expense  ratios of the
Acquiring  Fund and the  Acquired  Fund and the impact of existing  and proposed contractual  fee  waivers on such  expense  ratios.  The Boards  considered  the potential benefits afforded by a larger fund through economies of scale from the spreading of fixed costs over a larger asset base and by reaching or  utilizing, to a greater extent,  breakpoints in investment  management fees, although there can be no assurance  that  operational  savings  will be realized.  At the Board meetings,  DMC informed the Boards that,  with the  contractual  fee waivers and expense  limitations in place at that time, the total expenses for the Acquiring
Fund  (excluding  the  one-time  costs of the  Transaction  and inverse  floater program  expenses) are slightly  higher than the total  expenses of the Acquired
Fund  (excluding  the  one-time  costs of the  Transaction  and inverse  floater program  expenses) on Class A, Class B and Class C shares.  The Board considered the  proposal  of DMC to cap  the  Acquiring  Fund's  total  expenses  once  the
Transaction  is completed  for a one-year  period  following the Closing Date so that the Acquiring  Fund's total expenses  (excluding  inverse  floater  program expenses, expenses of the Transaction,  taxes, interest, brokerage fees, certain insurance  costs and  non-routine  expenses),  as a  percentage  of average  net assets,  are the same as the Acquired Fund's total expenses  (excluding  inverse
floater  program  expenses,  expenses  of  the  Transaction,   taxes,  interest,
brokerage  fees,  certain  insurance  costs  and  non-routine  expenses),  as  a percentage  of average net assets,  before the  Transaction.  Finally,  DMC also reported that  Acquiring Fund  shareholders  could benefit from: (i) the savings the Acquiring  Fund would realize in acquiring  municipal  securities  and other assets in the Transaction as opposed to purchasing them in the open market; (ii)
the fact that the Acquiring Fund would receive securities from the Acquired Fund at substantially higher embedded yields than are available on similar securities in the current  marketplace;  and (iii) the fact that the  Acquiring  Fund would maintain its high  overall  credit  quality  after the  Transaction  with a less significant  decrease  in yield  than  would be  possible  were DMC to  purchase similar securities in the open market.

     DMC  informed  the Boards  that the  Transaction  will be  structured  as a tax-free  reorganization.  DMC also  informed  the  Boards as to the cost of the
Transaction,  including the costs  associated with the  solicitation of proxies.
The Boards  considered  that the  expenses  of the  Transaction  would be shared one-third by the Acquiring Fund, one-third by the Acquired Fund and one-third by
DMC.

     The Boards of the Trusts approved the Plan, concluding that the Transaction is in the best interests of the Acquired Fund and the Acquiring Fund and that no dilution  of value  would  result to the  shareholders  of either  Fund from the
Transaction.  The Board of Voyageur Insured Funds then decided to recommend that shareholders of the Acquired Fund vote to approve the Transaction.  The Trustees approving the Plan and making the foregoing  determinations  included all of the
Independent Trustees.

   FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF TRUSTEES OF VOYAGEUR INSURED
FUNDS, ON BEHALF OF THE ACQUIRED FUND, UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR
                                 THE PROPOSAL.

     If the shareholders of the Acquired Fund do not approve the Plan, the Board of Voyageur  Insured Funds may consider other possible courses of action for the
Acquired Fund, including liquidation and dissolution.

                 INFORMATION ABOUT THE TRANSACTION AND THE PLAN

     This is only a  summary  of the  Plan.  You  should  read the  actual  Plan relating  to the  Transaction,  which is  attached  as  Exhibit A to this  Proxy
Statement/Prospectus and is incorporated herein by reference.

How will the Transaction be carried out?

     If the  shareholders of the Acquired Fund approve the Plan, the Transaction will take place after the parties to the Plan satisfy various conditions.

     If the  shareholders  of the Acquired  Fund approve the Plan,  the Acquired
Fund will deliver to the Acquiring Fund  substantially  all of its assets on the
Closing Date. In exchange,  Voyageur  Insured  Funds,  on behalf of the Acquired
Fund, will receive the Acquiring Fund's shares to be distributed pro rata to the
Acquired  Fund's  shareholders.  The value of the assets to be  delivered to the
Acquiring  Fund shall be the value of such  assets  computed  as of the close of business of the New York Stock  Exchange,  Inc.  ("NYSE")  (normally  4:00 p.m.,
Eastern Time) on the last business day prior to the Closing Date.

     If the  Transaction  is approved,  the stock transfer books of the Acquired
Fund will be  permanently  closed as of the close of business of the NYSE on the business day before the Closing Date. The Acquired Fund will accept requests for redemption only if received in proper form before that time.  Requests  received after that time will be  considered  requests to redeem  shares of the Acquiring
Fund.

     To the extent permitted by law, the Plan may be amended without shareholder approval at the direction of the Boards of the Trusts. The respective Boards may also agree to terminate and abandon the  Transaction at any time before or after the approval of  shareholders  of the Acquired Fund or may terminate and abandon the  Transaction  if certain  conditions  required  under the Plan have not been satisfied.

Who will pay the expenses of the Transaction?

     The  expenses  resulting  from the  Acquired  Fund's  participation  in the
Transaction,  including solicitation of proxies, will be shared by the following parties in the percentages indicated: 33.33% by the Acquired Fund, 33.33% by the
Acquiring Fund, and 33.34% by DMC. The Funds will bear these  transaction  costs without regard to any of the expense limits noted above.

What are the tax consequences of the Transaction?

     The  Transaction  is intended to qualify as a tax-free  reorganization  for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986,  as  amended  (the  "Code").  Based  on  certain  assumptions  made and representations  to be received  from each Trust on behalf of the Acquired  Fund and the Acquiring  Fund, it is expected that Stradley,  Ronon,  Stevens & Young,
LLP will provide a legal opinion  that,  for federal  income tax  purposes,  (i)
shareholders  of the  Acquired  Fund  will not  recognize  any gain or loss as a result of the exchange of their  shares of the  Acquired  Fund for shares of the
Acquiring  Fund,  and (ii) the  Acquiring  Fund  and its  shareholders  will not recognize any gain or loss upon receipt of the Acquired Fund's assets.

     Capital  losses can  generally be carried  forward to each of the eight (8)
taxable years succeeding the loss year to offset future capital gains. Following the  Transaction,  any capital loss carryovers  (together with any  post-October loss,  current  year loss and net  unrealized  depreciation  in the value of the assets,  collectively  referred to as "capital loss carryovers") of the Acquired
Fund will be subject to an annual  limitation  for federal  income tax purposes.
This  limitation  may result in a portion of the capital loss  carryovers of the
Acquired Fund, which might otherwise have been utilized to offset future capital gains,  to expire  unutilized.  As of August 31, 2006,  the  Acquired  Fund on a
tax-basis  had  a   post-October   loss  of  $185,821   realized  on  investment
transactions  from November 1, 2005 through  August 31, 2006 that, in accordance with federal income tax regulations, is treated as having arisen on September 1,
2006.  In addition,  at August 31, 2006,  the Acquired  Fund had net  unrealized appreciation of investments of $15,459,316.  Thus, any annual  limitation on the pre-reorganization capital loss carryovers, if any, of the Acquired Fund are not likely to be meaningful.

     After the Transaction, you will continue to be responsible for tracking the adjusted  tax basis and holding  period for your  shares for federal  income tax purposes.  You should consult your tax adviser  regarding the effect, if any, of the  Transaction  in light of your  individual  circumstances.  You should  also consult your tax adviser about the state and local tax consequences,  if any, of the  Transaction  because this discussion only relates to the federal income tax consequences.

What should I know about shares of the Acquiring Fund?

     If the  Transaction is approved by the Acquired Fund's  shareholders,  full and fractional  shares of the Acquiring Fund will be distributed to shareholders of the Acquired Fund in accordance  with the procedures  described  above.  When issued, each share will be validly issued and fully paid and non-assessable. The
shares  of  the  Acquiring  Fund  will  be  recorded   electronically   in  each
shareholder's  account. The Acquiring Fund will then send a confirmation to each shareholder.  As of the Closing  Date,  any  outstanding  certificates,  if any, representing shares of the Acquired Fund will be cancelled.

     The  Acquiring  Fund shares to be issued in the  Transaction  have the same rights and  privileges  as the shares of the Acquired  Fund.  For  example,  all shares have non-cumulative voting rights. This gives holders of more than 50% of the  shares  voting  the  ability  to elect all of the  members  of its Board of
Trustees.  If this happens,  holders of the remaining  shares voting will not be able to elect any trustees.

     Like the Acquired  Fund,  the Acquiring Fund does not routinely hold annual meetings of  shareholders.  The  Acquiring  Fund may hold  special  meetings for matters  requiring  shareholder  approval.  A meeting  of the  Acquiring  Fund's shareholders  may also be called at any time by the Board or by the  chairperson of the Board or by the president.

     For  purposes of  calculating  any  applicable  contingent  deferred  sales charges,  the  period  you have held your  shares in the  Acquired  Fund will be counted  toward,  and  carried  over as,  the  holding  period of the shares you receive in the Acquiring Fund.

What are the  capitalizations of the Funds and what might the capitalizations be after the Transaction?

     The  following  table sets  forth,  as of August  31,  2006,  the  separate capitalizations  of the Acquired Fund and the Acquiring  Fund, and the estimated capitalization  of the Acquiring Fund as adjusted to give effect to the proposed
Transaction.  The capitalization of the Acquiring Fund is likely to be different if and when the Transaction is actually consummated.

                                                                         Pro Forma
                                                                        Adjustments to    Acquiring Fund
                                    Acquired Fund     Acquiring Fund   Capitalization(1) after Transaction
                                      (audited)         (audited)                           (estimated)
                                                                                            (unaudited)

Net assets (all classes)              $235,595,051     $408,198,735       ($73,334)        $643,720,452
Total shares outstanding                21,640,206       32,667,613                          51,523,511

Class A net assets                    $212,859,134     $381,719,633       ($67,416)        $594,511,351
Class A shares outstanding              19,552,653       30,552,280                          47,591,992
Class A net asset value per share
                                            $10.89           $12.49                              $12.49

Class B net assets                     $10,182,240      $11,353,799        ($2,605)         $21,533,434
Class B shares outstanding                 936,209          908,021                           1,722,473
Class B net asset value per share
                                            $10.88           $12.50                              $12.50

Class C net assets                     $12,553,677      $15,125,303        ($3,313)         $27,675,667
Class C shares outstanding               1,151,344        1,207,312                           2,209,046
Class C net asset value per share
                                            $10.90           $12.53                              $12.53

(1)The adjustments reflect the costs of the Transaction incurred by each Fund.

                COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES,
                               POLICIES AND RISKS

     This section  describes the  investment  objectives,  principal  investment strategies and the key investment  policies of the Funds, and certain noteworthy differences  between such  objectives,  strategies and policies,  as well as the risks associated with such objectives,  strategies and policies.  For a complete description of the Acquiring Fund's investment  strategies,  policies and risks,
you   should   read  the  Fund   Prospectus,   which   accompanies   this  Proxy
Statement/Prospectus.

Are there any significant  differences between the investment  objectives of the
Acquired Fund and the Acquiring Fund?

     The  investment  objective  of  the  Acquired  Fund  is  identical  to  the investment  objective of the Acquiring  Fund. Each Fund seeks as high a level of current  income  exempt from  federal  income tax and from the  Minnesota  state personal income tax as is consistent with  preservation of capital.  Each Fund's investment  objective  is  fundamental  and may  not be  changed  without  prior shareholder approval. As a result, these fundamental investment objectives for a
Fund may not be changed  without the approval of the lesser of (i) a majority of the outstanding shares of the Fund, or (ii) 67% or more of the shares present at a  meeting  of  shareholders  at  which  the  holders  of more  than  50% of the outstanding shares are present or represented by proxy at the meeting ("Majority
Vote").

Are there any  significant  differences  between the  investment  strategies and policies of the Acquired Fund and the Acquiring Fund?

     The   investment   strategies   and  policies  of  the  Acquired  Fund  are
substantially  similar,  but not  identical,  to the  investment  strategies and policies of the Acquiring Fund. Both Funds have adopted a fundamental investment policy to seek to achieve their investment  objectives by investing at least 80%
of their net assets in municipal  securities that are exempt from federal income taxes,  including the federal  alternative  minimum tax, and the Minnesota state personal income tax. A Fund may not change its fundamental  investment  policies and restrictions without a prior Majority Vote of its shareholders.

     The most significant difference between the Acquired Fund and the Acquiring
Fund is that the  Acquiring  Fund  does not have a  mandate  regarding  "insured municipal  securities."  Insured municipal securities are debt securities issued by or on  behalf  of a state  or  territory,  its  agencies,  instrumentalities, municipalities  or other  political  sub-divisions,  for which such issuers have obtained  insurance for the payment of interest and principal  (when due) to the bondholders.  This  insurance is designed to protect  against  certain risks (as described below) - the insurance,  however,  does not guarantee the market value of the insured  municipal  securities held in a Fund's portfolio and it does not guarantee the value of a  shareholder's  investment in a Fund. The Acquired Fund has adopted a non-fundamental investment policy, which may be changed with prior notice to shareholders (no shareholder approval is required), to invest at least
80% of its net assets in insured  municipal  securities.  The Acquiring Fund has not adopted such an investment  policy.  The Acquiring  Fund may invest  without limitation in insured municipal  securities;  however,  as of December 31, 2006, only 26% of the  Acquiring  Fund's  assets were  invested  in insured  municipal securities,  which has generally been typical with respect to the Acquiring Fund in the past.

     Each Fund invests  primarily in tax-exempt  obligations,  commonly known as municipal bonds, which are debt obligations issued by or on behalf of a state or territory,  its agencies,  instrumentalities,  municipalities or other political sub-divisions.  There are several different types of municipal bonds,  including general  obligation bonds and revenue bonds.  Each Fund is required to derive at least 95% of its income from Minnesota obligations. The Acquired Fund may invest in general  obligation  and revenue bonds,  provided  that,  under normal market conditions and after the application of insurance,  at least 80% of the Acquired
Fund's net assets are invested in insured municipal securities that are rated at least AAA by Standard & Poor's Ratings Services ("S&P") or an equivalent  rating by another nationally recognized statistical rating organization ("NRSRO").  The
Acquired  Fund may not  invest in  non-investment  grade  municipal  securities, commonly referred to as high-yield  securities.  In addition,  the Acquired Fund may invest up to 20% of its total  assets in  non-insured  municipal  securities that are  investment  grade - i.e., are rated within one of the top four quality grades by an NRSRO or of equivalent quality, as determined by DMC.

     The Acquiring Fund does not have such  limitations  with respect to insured municipal  securities;  however,  the Acquiring Fund does have  limitations with respect  to the  credit  quality  of its  portfolio  securities.  As a matter of non-fundamental  policy, the Acquiring Fund will primarily invest in bonds rated in the top four rating  categories  by an NRSRO or bonds that are  unrated,  but which DMC, as the investment  manager,  determines to be of comparable  quality.
The  Acquiring  Fund  may  invest  up to 20% of its net  assets  in  high-yield, lower-rated  fixed income securities that are not investment grade, but will not invest in any  securities  that are rated  lower than B by S&P or an  equivalent rating by another NRSRO. The quality limitation applies at the time of purchase.

     As a result of the  Transaction,  shareholders in the Acquired Fund,  which invests primarily in insured municipal securities,  would become shareholders in the  Acquiring  Fund,  which does not  invest  primarily  in  insured  municipal securities.  The  Acquiring  Fund  may  invest  without  limitation  in  insured municipal securities;  however, as described above,  historically only a limited portion of the Acquiring  Fund's assets have been invested in insured  municipal securities. The average weighted credit quality of the portfolio of the Acquired
Fund and the Acquiring Fund was AA and A,  respectively (as rated by S&P), as of
December 31, 2006 and the average  weighted  credit  quality of the portfolio of the Acquiring Fund after the Transaction is currently expected to be AA.

     Each Fund may invest up to 20% of its assets in private activity or private placement  bonds.  Such  securities are used to finance  certain  non-government activities, and the interest income from these securities,  although exempt from federal income tax, is subject to the federal alternative minimum tax.

     Depending on market conditions and other factors, each of the Funds invests in  securities  with  maturities  of  varying  lengths.  In  general,  each Fund maintains  an average  effective  portfolio  maturity of between 5 and 30 years.
However,  as of December 31, 2006, the Acquired Fund's and the Acquiring  Fund's
average effective  portfolio maturity was approximately 6.5 years and 6.2 years, respectively.

     Each Fund may invest without limit in municipal lease obligations primarily through certificates of participation.  Certificates of participation are widely used by state and local  governments  to finance the  purchase  of property  and facilities.

     Each Fund has adopted a non-fundamental policy that prohibits the Fund from concentrating  its investments in the securities of issuers primarily engaged in the same industry.  Generally, this investment restriction prohibits a Fund from investing 25% or more of the value of the Fund's assets in securities of issuers in any one industry.  Certain types of bonds and  obligations  are excluded from
this   restriction.   In  particular,   the  Funds'   restrictions  on  industry
concentration  do not  apply to  obligations  issued or  guaranteed  by the U.S.
government, its agencies or instrumentalities. In addition, each Fund may invest more than 25% of its total  assets in  certain  sectors  of the  municipal  bond market in  circumstances in which other  appropriate  investments may be limited
(e.g., housing,  health care and utilities).  In addition,  each Fund may invest more than 25% of its total assets in industrial  development bonds and education bonds.

     The Funds are "non-diversified" for purposes of the 1940 Act. Generally,  a
"diversified"  investment  company may not,  with  respect to 75% of its assets, invest  more than 5% of its  assets in any one  issuer and may not own more than
10% of the outstanding voting securities of any one issuer. Because each Fund is non-diversified,  it is  not  subject  to  these  diversification  requirements.
Although the Funds are  non-diversified  for purposes of the 1940 Act, each Fund intends  to meet the  diversification  requirements  of a  regulated  investment company  under  Subchapter  M of the Code.  Under the Code,  the Funds  have the flexibility  to invest as much as 50% of their  assets in as few as two issuers, provided that no single issuer accounts for more than 25% of a Fund's portfolio.
The remaining 50% of a Fund's assets must be diversified so that no more than 5%
of a Fund's assets are invested in the securities of a single issuer.

     Each Fund may invest up to 25% of its assets in inverse  floaters  when the underlying  bond is tax-exempt.  Otherwise,  each Fund's  investments in taxable instruments, non-insured securities (for the Acquired Fund) and securities rated below investment grade (for the Acquiring Fund),  including  inverse floaters on taxable bonds, are limited to 20% of the Fund's net assets. Inverse floaters are instruments  with floating or variable  interest rates that move in the opposite direction to short-term interest rates or interest rate indices.

     Each  Fund  may  invest  up to an  aggregate  of 20% of its net  assets  in futures,  options  and  swaps,  so long  as each  Fund's  investments  in  these
securities  when  aggregated   with  other  taxable   instruments,   non-insured
securities (for the Acquired Fund) and securities  rated below  investment grade
(for the Acquiring Fund) do not exceed 20% of the Fund's net assets.

     When DMC, the Funds' investment  manager,  believes that unusual or adverse economic,  market or other conditions warrant a more defensive posture,  DMC may temporarily  select investments for a Fund other than those investments that are the  Fund's  primary  focus.  The  Acquiring  Fund may invest  without  limit in short-term, tax-exempt obligations on a temporary, defensive basis. The Acquired
Fund  may  invest  up to  35%  of  its  net  assets  in  short-term,  tax-exempt obligations,  without  obtaining  insurance,  provided that such investments are rated in either the highest short-term or long-term rating category by an NRSRO.
When  investing  in this manner a Fund may be unable to achieve  its  investment objective.

How do the fundamental investment restrictions of the Funds differ?

     The Funds have adopted identical  fundamental  investment  restrictions.  A
Fund may not change any of its  fundamental  investment  restrictions  without a prior  Majority  Vote of its  shareholders.  The  Acquiring  Fund's  fundamental investment  restrictions  are  listed  in  the  Acquiring  Fund's  Statement  of
Additional  Information  dated  January 3, 2007 related to the Fund  Prospectus, which is incorporated by reference into the Statement of Additional  Information relating to this Prospectus/Proxy Statement and is available upon request.

What are the risk factors associated with investments in the Funds?

     Like all  investments,  any investment in the Funds involves risk. There is no  assurance  that either Fund will meet its  investment  objectives.  A Fund's ability to achieve  its  objective  will  depend,  among  other  things,  on the portfolio  managers'  analytical and portfolio  management  skills. As with most investments in mutual funds,  the best results are achieved when  investments in the Funds are held for a number of years.

     The risks of  investing  in the Funds  are  basically  the same as those of other investments in municipal securities of similar quality. Investments in the
Funds are subject to several risks, which are summarized below.

     Interest Rate Risk.  Interest  rate risk is generally the most  significant type of risk for the Funds. Interest rate risk is the risk that securities,  and in particular bonds with longer  maturities,  will decrease in value if interest rates rise.  These changes can be  unpredictable,  and, as such,  the Funds will generally not try to increase  return by  aggressively  capitalizing on interest rate  changes.  Each Fund seeks to manage this risk by managing  the duration of the Fund's  portfolio  securities.  As of December 31, 2006, the Acquired Fund's and the Acquiring Fund's average effective  portfolio maturity was approximately
6.5  years  and 6.2  years,  respectively,  and each  Fund's  average  effective duration was  approximately 5.1 years and 5.3 years,  respectively.  Maturity is defined as the length of time until a bond issuer must repay the underlying loan
principal  to   bondholders.   Duration  is  a  measurement  of  a  fixed-income
investment's  price  volatility;  the larger the number,  the greater the likely price change for a given change in interest rates.

     Market  Risk.  Market risk is the risk that a majority of  securities  in a certain  market--such  as  bonds--will  decline  in value  because  of  economic conditions,  future expectations or investor confidence. This risk may cause the price  fluctuation of a security  because of the changes in general economic and interest rate conditions that affect the bond market or municipal bond market as a whole. Additionally, the Funds may engage in transactions where payment occurs before the actual  delivery of the  security.  Because  the market  price of the security may fluctuate  during the time after  payment but prior to delivery,  a
Fund  assumes the risk that the value of the  security  at delivery  may be less than the purchase price.

     Industry and  Security  Risk.  Industry  risk is the risk that the value of
securities  in  a  particular   industry   will  decline   because  of  changing
expectations  for the performance of that industry.  Securities risk is the risk that the value of an  individual  security  will  decline  because  of  changing expectations  for the performance of the individual  issuer of the security.  To mitigate this risk,  DMC spreads each Fund's assets  across  different  types of municipal bonds and among bonds  representing  different  industries and regions within the State of Minnesota.  DMC will generally concentrate  investments in a particular  sector when the supply of bonds in other  sectors  does not suit the
Funds'  investment  needs.  This  will  expose a Fund to  greater  industry  and security  risk.  However,  the Acquired Fund may be less subject to industry and security risk than the Acquiring Fund because  payment of interest and principal on a substantial portion of the bonds in its portfolio is insured.

     Credit  Risk.  Credit  risk is the  possibility  that an  issuer  of a debt security--or  an entity that insures the debt  security--will  be unable to make interest payments on, and to pay the principal of, a security when due. A change in the credit  risk  associated  with a  particular  debt  security  may cause a corresponding change in that security's price and, therefore,  impact the Fund's net asset value.  The purpose of insurance is to protect against credit risk. In the  event of a  default  of an  insured  municipal  security,  the  insurer  is contractually  required to make  payments of interest  and  principal  under the terms of the  municipal  security.  To the extent that the Acquired Fund invests more of its assets in insured  municipal  securities or in  securities  that are more highly rated as compared to the  Acquiring  Fund,  the Acquired Fund may be subject to less credit risk.  There is no assurance,  however,  that the company insuring the payment of interest and principal when due to the bondholders  will meet its  obligations.  Moreover,  this  insurance does not guarantee the market value of the insured municipal securities held in a Fund's portfolio and it does not guarantee the value of an investment in a Fund. The average  weighted credit quality of the portfolio of the Acquired Fund and the Acquiring  Fund was AA and
A,  respectively  (as rated by S&P),  as of  December  31,  2006 and the average weighted  credit  quality  of the  portfolio  of the  Acquiring  Fund  after the
Transaction is currently expected to be AA.

     Call Risk.  Call risk is the  likelihood  that a  security  will be prepaid
(commonly  referred to as being  "called")  before  maturity.  An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest  payments.  If a bond is called,  a Fund may have to replace it with a lower-yielding  security.  DMC takes this type of risk into  consideration,  and when  appropriate,  attempts  to invest in bonds  that protect investors against early prepayment.

     High-Yield Bond Risk.  Investing in lower-rated,  higher-risk bonds entails the risk of losing  principal,  which may be greater  than the risk of principal loss associated with investment-grade bonds. In addition, the risk of default or price  changes due to changes in the  issuer's  credit  quality is greater  with lower-rated  securities.  Issuers of  lower-rated  securities  are  typically in weaker  financial  health than  issuers of  higher-rated  securities,  and their ability to make interest payments or repay principal is less certain. The market
prices  of   lower-rated,   high-yield   securities   may  fluctuate  more  than
higher-rated  securities and may decline  significantly in periods of general or regional  economic  difficulty.  High-yield  securities  may also  not  trade as frequently,  and when they do trade, their prices may be significantly higher or lower than  expected.  Thus,  high-yield  securities may be less liquid and more volatile than higher-quality securities.

     The Acquired Fund may not invest in such  high-yield  bonds.  However,  the
Acquiring  Fund  may  invest  up to 20% of its net  assets  in such  securities, subject to the minimum quality  limitations as described in the section entitled
"Are there any  significant  differences  between the investment  strategies and policies of the Acquired Fund and the Acquiring Fund?" above. To the extent that the Acquiring Fund invests in such high-yield  bonds,  the Acquiring Fund may be subject to greater risks associated with such  investments,  such as the loss of principal,  credit  risk,  liquidity  risk and  volatility,  as  compared to the
Acquired Fund. The Acquiring Fund has historically invested in high-yield bonds, subject to the 20% limitation described above.

     Geographic   Concentration   Risk.   Largely   because  of  tax   avoidance
considerations, both Funds typically invest primarily in debt obligations issued by the state of  Minnesota  and,  therefore,  events in that state are likely to affect  each  Fund's  investments  and  performance.  These  events may  include economic or political  policy changes;  tax base erosion;  state  constitutional limits on tax increases;  budget deficits and other financial difficulties;  and changes in the ratings assigned to municipal issuers within that state.

     Diversification. Because each Fund is non-diversified (as described above), each  Fund may be more  susceptible  than a fully  diversified  fund to  adverse economic,  political,  business, or regulatory  developments  affecting a single issuer,  industry,  or economic sector. This, in turn, can affect the Fund's net asset value.

     Liquidity Risk. Liquidity risk is the possibility that securities held by a
Fund cannot be readily  sold  within  seven days at  approximately  the price at which the Fund values them. Each Fund limits its exposure to illiquid securities to no more than 15% of the Fund's net assets.

     Alternative  Minimum Tax Risk. Each Fund may invest up to 20% of its assets in bonds whose  income is subject to the federal  alternative  minimum tax. If a
Fund  invests in bonds whose  income is subject to an  alternative  minimum tax, that portion of the Fund's  distributions  would be taxable for shareholders who are subject to this tax.

What vote is necessary to approve the Plan?

     Required Vote. Provided that "Quorum"  requirements (as defined below) have been  satisfied,  the Plan must be  approved  by a Majority  Vote,  meaning  the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Acquired Fund; or (2) 67% or more of the shares of the Acquired Fund present at the  Meeting  if the  holders  of  more  than  50%  of  the  Acquired  Fund's outstanding  shares are present or  represented  by proxy.  With  respect to the
Acquired Fund, "Quorum" means one-third (33 1/3%) of the shares entitled to vote at the Meeting are present in person or represented by proxy at the Meeting.

                        MORE INFORMATION ABOUT THE FUNDS

     Administration,  Transfer  Agency and Fund  Accounting  Services.  Delaware
Service Company,  Inc. ("DSC"), 2005 Market Street,  Philadelphia,  Pennsylvania
19103, an affiliate of DMC, acts as the administrator and shareholder servicing, dividend  disbursing and transfer agent for each Fund and for other mutual funds in the Delaware  Companies.  DSC also provides fund accounting  services to each
Fund. Those services include  performing or overseeing all functions  related to calculating  each Fund's net asset value and providing  all financial  reporting services,  regulatory  compliance testing and other related accounting services.
For  its  transfer   agency,   shareholder   servicing,   fund   accounting  and
administration  services,  DSC is  paid  fees  by  each  Fund  according  to fee schedules  that are the same for each  retail  fund in the  Delaware  Companies.
These fees are charged to each Fund on a pro rata basis.

     Custodial  Services.  Mellon Bank, N.A., is the custodian of the securities and other  assets of the Funds.  The main  office of Mellon  Bank,  N.A.  is One
Mellon Center, Pittsburgh, PA 15258.

     Additional  Information.  More  information  about  the  Acquiring  Fund is included in (i) the Fund  Prospectus,  which is included  with and  considered a part of this  Proxy  Statement/Prospectus,  (ii)  its  Statement  of  Additional
Information  dated  January  3, 2007,  as  amended to date,  related to the Fund
Prospectus;  and (iii) the Statement of Additional  Information  dated [February
1,] 2007 (relating to this Proxy Statement/Prospectus), which is incorporated by reference herein. The Acquiring Fund's Statement of Additional Information dated
January 3, 2007 contains the Acquiring Fund's Statement of Net Assets, Statement
of  Operations,  Statement  of  Changes  in Net  Assets  and Notes to  Financial
Statements,  as well as the report of Ernst & Young LLP,  the  Acquiring  Fund's independent  registered public accounting firm, for the fiscal year ended August
31,  2006.  You  may  request  free  copies  of  the  Statements  of  Additional
Information (including any supplements),  which have been filed with the SEC, by calling 1-800-523-1918 or by writing to the Trusts: Attention: Account Services,
2005 Market Street, Philadelphia, PA 19103.

     This Proxy  Statement/Prospectus,  which constitutes part of a Registration
Statement  filed by the Acquiring  Fund with the SEC under the Securities Act of
1933,  as  amended,   omits  certain  of  the  information   contained  in  such
Registration  Statement.  Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further  information with respect to the  Acquiring  Fund and the shares it offers.  Statements  contained  herein concerning  the  provisions  of  documents  are  necessarily  summaries  of such documents,  and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

     Each Fund also files proxy materials,  reports,  and other information with the SEC in accordance  with the  informational  requirements  of the  Securities
Exchange  Act of 1934,  as amended,  and the 1940 Act.  These  materials  can be inspected and copied at the public reference  facilities  maintained by the SEC,
100 F Street,  N.E., Room 1580,  Washington,  D.C. 20549.  Also,  copies of such material can be obtained from the Public  Reference  Branch,  Office of Consumer
Affairs and Information  Services,  SEC,  Washington,  D.C. 20549, at prescribed rates or from the SEC's  Internet site at  www.sec.gov.  To request  information
regarding   the   Funds,   you  may  also   send  an   e-mail   to  the  SEC  at
publicinfo@sec.gov.

                               VOTING INFORMATION

How will the shareholder voting be handled?

     Only  shareholders  of record of the Acquired Fund at the close of business on January 8, 2007 (the  "Record  Date"),  will be  entitled to notice of and to vote at the Meeting on the matters described in this Proxy Statement/Prospectus, and will be entitled to one vote for each full share and a  fractional  vote for each  fractional  share  that they hold.  If  sufficient  votes to  approve  the
Proposal  are not  received  by the  date of the  Meeting,  the  Meeting  may be adjourned to permit further  solicitations  of proxies.  A majority of the votes cast by  shareholders  of the Acquired Fund present in person or by proxy at the
Meeting  (whether  or not  sufficient  to  constitute  a Quorum) may adjourn the
Meeting. The Meeting may also be adjourned by the Chairperson of the Meeting. It is  anticipated  that the persons  named as proxies on the enclosed  proxy cards will  use  the  authority  granted  to them to  vote  on  adjournment  in  their discretion.

     Abstentions  and  broker   non-votes  will  be  included  for  purposes  of
determining  whether a Quorum is present at the Meeting for a particular matter, and will have the same effect as a vote "against" the Proposal. Broker non-votes are proxies  from  brokers or nominees  indicating  that such  persons  have not received voting  instructions from the beneficial owner or other person entitled to vote  shares on a  particular  matter  with  respect to which the  brokers or nominees do not have  discretionary  power. The Acquired Fund does not expect to receive any broker non-votes.

How do I ensure my vote is accurately recorded?

     You may  attend  the  Meeting  and vote in  person.  You may  also  vote by completing,  signing  and  returning  the  enclosed  proxy card in the  enclosed postage paid  envelope,  or by telephone or through the Internet.  If you return your signed proxy card or vote by telephone or through the  Internet,  your vote will be officially  cast at the Meeting by the persons  appointed as proxies.  A proxy card is, in essence,  a ballot. If you simply sign and date the proxy card but  give no  voting  instructions,  your  shares  will be voted in favor of the
Proposal and in  accordance  with the views of  management  upon any  unexpected matters  that come before the Meeting or  adjournment  of the  Meeting.  If your shares are held of record by a  broker-dealer  and you wish to vote in person at the  Meeting,  you should  obtain a Legal  Proxy from your  broker of record and present it at the Meeting.

May I revoke my proxy?

     Shareholders  may  revoke  their  proxy at any time  before  it is voted by sending a written  notice to Voyageur  Insured Funds  expressly  revoking  their proxy, by signing and forwarding to Voyageur Insured Funds a later-dated  proxy, or by attending the Meeting and voting in person. If your shares are held in the name of your  broker,  you will have to make  arrangements  with your  broker to revoke a previously executed proxy.

What other matters will be voted upon at the Meeting?

     The Board of  Voyageur  Insured  Funds does not intend to bring any matters before the Meeting with respect to the Acquired Fund other than those  described in this Proxy  Statement/Prospectus.  The Board of Voyageur Insured Funds is not
aware of any other matters to be brought  before the Meeting with respect to the
Acquired Fund by others.  If any other matter  legally comes before the Meeting, proxies for which  discretion has been granted will be voted in accordance  with the views of management.

Who is entitled to vote?

     Only  shareholders of record on the Record Date will be entitled to vote at the Meeting.  There were 21,086,781.307  outstanding shares of the Acquired Fund entitled to vote as of the Record Date.

What other solicitations will be made?

     This  proxy  solicitation  is being made by the Board of  Voyageur  Insured
Funds for use at the Meeting. The cost of this proxy solicitation will be shared as set forth below. In addition to solicitation by mail,  solicitations also may be made by advertisement,  telephone,  telegram, facsimile transmission or other electronic  media,  or personal  contacts.  Voyageur  Insured Funds will request broker-dealer  firms,  custodians,  nominees and  fiduciaries  to forward  proxy materials to the  beneficial  owners of the shares of record.  Voyageur  Insured
Funds may reimburse  broker-dealer firms,  custodians,  nominees and fiduciaries
for  their   reasonable   expenses   incurred  in  connection  with  such  proxy
solicitation.  In addition to solicitations  by mail,  officers and employees of
Voyageur Insured Funds, Delaware Management Business Trust and their affiliates, without extra pay, may conduct additional  solicitations by telephone,  telecopy and personal interviews.  Voyageur Insured Funds has engaged  Computershare Fund
Services,  Inc.  ("Computershare") to solicit proxies from brokers, banks, other institutional  holders and individual  shareholders  at an  anticipated  cost of between $8,260 to $17,820, including out of pocket expenses, which will be borne as described  below.  Fees and  expenses may be greater  depending on the effort necessary to obtain shareholder votes. Voyageur Insured Funds has also agreed to indemnify  Computershare  against certain  liabilities  and expenses,  including liabilities  under the federal  securities laws.  Voyageur Insured Funds expects that  the  solicitations  will be  primarily  by  mail,  but  also  may  include telephone, telecopy or oral solicitations.

     As the Meeting date approaches,  certain  shareholders of the Acquired Fund may receive a telephone call from a  representative  of  Computershare  if their votes have not yet been received.  Proxies that are obtained telephonically will be recorded in accordance with the procedures  described below. These procedures are  designed to ensure that both the  identity of the  shareholder  casting the vote and the voting instructions of the shareholder are accurately determined.

     In all cases  where a  telephonic  proxy is  solicited,  the  Computershare representative is required to ask for each  shareholder's full name and address, or the zip code or  employer  identification  number,  and to  confirm  that the shareholder  has received the proxy materials in the mail. If the shareholder is a corporation or other entity,  the Computershare  representative is required to ask for the person's  title and  confirmation  that the person is  authorized to direct the voting of the shares.  If the information  solicited  agrees with the information provided to Computershare, then the Computershare representative has the responsibility to explain the process, read the Proposal listed on the proxy card and ask for the  shareholder's  instructions on the Proposal.  Although the
Computershare representative is permitted to answer questions about the process, he or she is not permitted to recommend to the  shareholder  how to vote,  other than to read any  recommendation  set forth in this Proxy  Statement/Prospectus.
Computershare will record the shareholder's  instructions on the card. Within 72 hours,  the shareholder  will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call Computershare  immediately if his or her instructions are not correctly reflected in the confirmation.

Who will pay the expenses of the Proposal?

     The  total  costs of the  Transaction  are  estimated  to be  approximately
$110,000.  The  costs of the  Transaction,  including  the  costs of  soliciting proxies in connection with the Meeting,  will be shared by the following parties in the  percentages  indicated:  33.33%  by the  Acquired  Fund,  33.33%  by the
Acquiring Fund, and 33.34% by DMC.

How do I submit a shareholder proposal?

     Voyageur  Insured  Funds is not  required  to, and does not intend to, hold regular  annual  shareholders'  meetings.  A  shareholder  wishing  to  submit a proposal  for  consideration  for  inclusion in a proxy  statement  for the next shareholders'  meeting should send his or her written proposal to the offices of
Voyageur  Insured  Funds,  directed to the  attention of its  Secretary,  at the address  of its  principal  executive  office  printed on the first page of this
Proxy  Statement/Prospectus,  so that it is received  within a  reasonable  time before any such meeting.  The inclusion and/or presentation of any such proposal is  subject  to  the  applicable  requirements  of the  proxy  rules  under  the
Securities Exchange Act of 1934.  Submission of a proposal by a shareholder does not  guarantee  that the proposal  will be included in Voyageur  Insured  Funds'
proxy statement or presented at the meeting.

                           PRINCIPAL HOLDERS OF SHARES

     On the Record Date,  the  officers and Trustees of each Trust,  as a group, owned  less than 1% of the  outstanding  voting  shares  of any  Fund,  or class thereof.

     To the best  knowledge  of the Trusts,  as of the Record  Date,  no person,
except   as  set   forth   in  the   table   on   Exhibit   B  to   this   Proxy
Statement/Prospectus,  owned of record 5% or more of the  outstanding  shares of any class of the Acquired Fund and the Acquiring Fund.  Except as noted therein, the Trusts have no knowledge of beneficial ownership.

                                   EXHIBITS TO

                           PROXY STATEMENT/PROSPECTUS

Exhibit

A    Form of  Agreement  and Plan of  Reorganization  between  Voyageur Tax Free
     Funds,  on behalf of the Minnesota  Fund, and Voyageur  Insured  Funds,  on
     behalf of the Minnesota Insured Fund

B    Principal Holders of Shares

                          OTHER DOCUMENTS INCLUDED WITH
                         THIS PROXY STATEMENT/PROSPECTUS

o    Prospectus of Delaware Tax-Free  Minnesota Fund dated December 29, 2006, as supplemented to date.

                                    EXHIBIT A

  FORM OF AGREEMENT AND PLAN OF REORGANIZATION BETWEEN VOYAGEUR TAX FREE FUNDS,
          ON BEHALF OF THE MINNESOTA FUND, AND VOYAGEUR INSURED FUNDS,
                    ON BEHALF OF THE MINNESOTA INSURED FUND

     This AGREEMENT AND PLAN OF REORGANIZATION  (this  "Agreement"),  made as of this __th day of  [March]  2007,  by and  between  Voyageur  Tax Free  Funds,  a statutory  trust  created  under  the laws of the  State of  Delaware,  with its principal  place of business at 2005 Market Street,  Philadelphia,  Pennsylvania
19103, on behalf of its series,  Delaware  Tax-Free  Minnesota Fund  ("Acquiring
Fund"),  and Voyageur Insured Funds, a statutory trust created under the laws of the State of Delaware,  with its principal place of business also at 2005 Market
Street,  Philadelphia,  Pennsylvania  19103,  on behalf of its series,  Delaware
Tax-Free Minnesota Insured Fund ("Acquired Fund").

                             PLAN OF REORGANIZATION

     The reorganization (hereinafter referred to as the "Plan") will consist of:
(i) the  acquisition  by Voyageur Tax Free Funds on behalf of Acquiring  Fund of substantially  all of the  property,  assets and  goodwill of  Acquired  Fund in exchange  solely for (a) shares of beneficial  interest,  without par value,  of
Acquiring  Fund - Class A  ("Acquiring  Fund  Class A  Shares"),  (b)  shares of beneficial interest,  without par value, of Acquiring Fund - Class B ("Acquiring
Fund Class B Shares"), and (c) shares of beneficial interest, without par value, of  Acquiring  Fund - Class  C  ("Acquiring  Fund  Class C  Shares");  (ii)  the
distribution  of (a)  Acquiring  Fund Class A shares to the  holders of Acquired
Fund - Class A Shares ("Acquired Fund Class A Shares"), (b) Acquiring Fund Class
B Shares to the holders of Acquired Fund - Class B Shares  ("Acquired Fund Class
B  Shares"),  and (c)  Acquiring  Fund Class C Shares to the holders of Acquired
Fund - Class C Shares  ("Acquired  Fund  Class C  Shares"),  according  to their respective  interests in complete  liquidation  of Acquired  Fund; and (iii) the dissolution  of  Acquired  Fund as soon as  practicable  after the  closing  (as referenced in Section 3 hereof,  hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Agreement hereinafter set forth.

                                    AGREEMENT

     In order to consummate the Plan and in consideration of the premises and of the covenants and agreements  hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

     1. Sale and Transfer of Assets,  Liquidation  and  Dissolution  of Acquired
Fund

          (a)  Subject to the terms and  conditions  of this  Agreement,  and in reliance on the  representations  and warranties of Voyageur Tax Free Funds herein contained, and in consideration of the delivery by Voyageur Tax Free
     Funds of the number of its shares of beneficial  interest of Acquiring Fund hereinafter  provided,  Voyageur Insured Funds, on behalf of Acquired Fund, agrees that it will sell, convey, transfer and deliver to Voyageur Tax Free
     Funds, on behalf of Acquiring Fund, at the Closing  provided for in Section
     3, all of the then  existing  assets  of  Acquired  Fund as of the close of business (which  hereinafter  shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. ("NYSE")) ("Close of
     Business")  on  the  valuation  date  (as  defined  in  Section  3  hereof, hereinafter  called  the  "Valuation  Date"),  free and clear of all liens, encumbrances,  and claims  whatsoever (other than  shareholders'  rights of redemption and such restrictions as might arise under the Securities Act of
     1933,  as amended  (the "1933 Act"),  with  respect to privately  placed or otherwise restricted securities that Acquired Fund may have acquired in the ordinary  course of  business),  except for cash,  bank  deposits,  or cash equivalent  securities in an estimated amount necessary (1) to pay Acquired
     Fund's costs and expenses of carrying out this  Agreement  (including,  but not  limited  to,  fees of counsel  and  accountants,  and  expenses of its liquidation  and  dissolution  contemplated  hereunder),  which  costs  and expenses  shall be  established  on the books of Acquired Fund as liability reserves,  (2) to discharge all of Acquired Fund's  Liabilities (as defined below)  on its  books  at the  Close  of  Business  on the  Valuation  Date including,  but not limited  to, its income  dividends  and  capital  gains distributions,  if any,  payable for any period prior to, and through,  the
     Close of Business on the  Valuation  Date,  and (3) to pay such  contingent liabilities as the trustees of Voyageur Insured Funds shall reasonably deem to exist  against  Acquired  Fund,  if any, at the Close of Business on the
     Valuation  Date,  for  which  contingent  and other  appropriate  liability reserves shall be  established  on the books of Acquired Fund  (hereinafter
     "Net Assets").  Voyageur  Insured Funds, on behalf of Acquired Fund,  shall also retain any and all rights that it may have over and against any person that may have  accrued up to and  including  the Close of  Business  on the
     Valuation  Date.   Voyageur   Insured  Funds  agrees  to  use  commercially
     reasonable efforts to identify all of Acquired Fund's  liabilities,  debts, obligations and duties of any nature, whether accrued, absolute, contingent or otherwise  ("Liabilities")  prior to the Valuation Date and to discharge all such known  Liabilities on or prior to the Valuation  Date. In no event will Acquiring Fund assume or otherwise be responsible  for any Liabilities of Acquired Fund.

          (b)  Subject to the terms and  conditions  of this  Agreement,  and in reliance on the representations and warranties of Voyageur Insured Funds on behalf of Acquired  Fund herein  contained,  and in  consideration  of such sale, conveyance, transfer, and delivery, Voyageur Tax Free Funds agrees at the Closing to deliver to  Voyageur  Insured  Funds,  on behalf of Acquired
     Fund:  (i) the  number  of  Acquiring  Fund  Class A Shares  determined  by dividing  the net asset value per share of Acquired  Fund Class A Shares as of the Close of Business on the  Valuation  Date by the net asset value per share of  Acquiring  Fund  Class A Shares  as of Close of  Business  on the
     Valuation  Date,  and  multiplying  the result by the number of outstanding
     Acquired Fund Class A Shares as of Close of Business on the Valuation Date;
     (ii) the number of Acquiring Fund Class B Shares determined by dividing the net asset  value per share of  Acquired  Fund Class B Shares as of Close of
     Business  on the  Valuation  Date by the  net  asset  value  per  share  of
     Acquiring  Fund  Class B Shares as of Close of  Business  on the  Valuation
     Date, and multiplying the result by the number of outstanding Acquired Fund
     Class B Shares as of Close of Business on the Valuation Date; and (iii) the
     number of  Acquiring  Fund Class C Shares  determined  by dividing  the net asset  value  per  share of  Acquired  Fund  Class C Shares  as of Close of
     Business  on the  Valuation  Date by the  net  asset  value  per  share  of
     Acquiring  Fund  Class C Shares as of Close of  Business  on the  Valuation
     Date, and multiplying the result by the number of outstanding Acquired Fund
     Class C Shares as of Close of  Business  on the  Valuation  Date.  All such values  shall be  determined  in the manner and as of the time set forth in
     Section 2 hereof.

          (c) As soon as  practicable  following the Closing,  Voyageur  Insured
     Funds shall  dissolve  Acquired  Fund and  distribute  pro rata to Acquired
     Fund's  shareholders of record as of the Close of Business on the Valuation
     Date,  the shares of  beneficial  interest of  Acquiring  Fund  received by
     Acquired Fund pursuant to this Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of  Acquiring  Fund of the type and in the  amounts  due such  shareholders pursuant to this Section 1 based on their respective  holdings of shares of
     Acquired Fund as of the Close of Business on the Valuation Date. Fractional
     shares of  beneficial  interest of  Acquiring  Fund shall be carried to the third decimal  place.  No  certificates  representing  shares of beneficial interest of Acquiring Fund will be issued to  shareholders of Acquired Fund
     Shares  irrespective  of whether  such  shareholders  hold their  shares in certificated form.

          (d) At the  Closing,  each  outstanding  certificate  that,  prior  to
     Closing,  represented shares of beneficial interest of Acquired Fund, shall be cancelled and shall no longer evidence ownership thereof.

          (e) At the Closing,  each shareholder of record of Acquired Fund as of the record date (the "Distribution Record Date") with respect to any unpaid dividends and other  distributions that were declared prior to the Closing, including any dividend or  distribution  declared  pursuant to Section 9(e)
     hereof,  shall  have  the  right  to  receive  such  unpaid  dividends  and distributions  with respect to the shares of Acquired Fund that such person had on such Distribution Record Date.

     2.   Valuation

          (a) The  value  of  Acquired  Fund's  Net  Assets  to be  acquired  by
     Acquiring Fund  hereunder  shall be computed as of Close of Business on the
     Valuation Date using the valuation  procedures set forth in Acquired Fund's currently effective prospectus and statement of additional information.

          (b) The net asset value of  Acquiring  Fund Class A Shares,  Acquiring
     Fund Class B Shares and  Acquiring  Fund Class C Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation  Date using the  valuation  procedures  set forth in Acquiring  Fund's  currently effective prospectus and statement of additional information.

          (c) The net asset value of Acquired Fund Class A Shares, Acquired Fund
     Class B Shares and Acquired  Fund Class C Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date,  using the  valuation  procedures  as  set  forth  in  Acquired  Fund's  currently effective prospectus and statement of additional information.

     3.   Closing and Valuation Date

     The  Valuation  Date shall be [April 13],  2007,  or such later date as the parties may mutually agree. The Closing shall take place at the principal office of Voyageur Tax Free Funds, 2005 Market Street, Philadelphia, Pennsylvania 19103
at  approximately  9:00 a.m.,  Eastern Time, on the first business day following the Valuation  Date.  Notwithstanding  anything  herein to the contrary,  in the event  that on the  Valuation  Date (a) the NYSE  shall be closed to  trading or trading  thereon  shall be restricted or (b) trading or the reporting of trading on such  exchange or elsewhere  shall be  disrupted so that,  in the judgment of
Voyageur Tax Free Funds or Voyageur  Insured  Funds,  accurate  appraisal of the value of the net assets of Acquired Fund or Acquiring Fund is impracticable, the
Valuation  Date shall be  postponed  until the first  business day after the day when trading shall have been fully resumed  without  restriction  or disruption, reporting  shall have been  restored and accurate  appraisal of the value of the net assets of Acquired Fund and Acquiring Fund is practicable in the judgment of
Voyageur Tax Free Funds and Voyageur Insured Funds. Voyageur Insured Funds shall have  provided  for  delivery  as of the Closing of those Net Assets of Acquired
Fund to be transferred to Voyageur Tax Free Funds' Custodian, Mellon Bank, N.A.,
One Mellon  Center,  Pittsburg,  PA 15285.  Also,  Voyageur  Insured Funds shall deliver at the  Closing a list  (which may be in  electronic  form) of names and addresses of the  shareholders  of record of its Acquired  Fund Shares,  and the number of full and  fractional  shares of  beneficial  interest of such  classes owned by each  such  shareholder,  indicating  thereon  which  such  shares  are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief.
Voyageur Tax Free Funds shall provide evidence  satisfactory to Voyageur Insured
Funds in such manner as Voyageur  Insured  Funds may request that such shares of beneficial interest of Acquiring Fund have been registered in an open account on the books of Acquiring Fund.

     4.   Representations and Warranties by Voyageur Insured Funds

     Voyageur  Insured Funds  represents and warrants to Voyageur Tax Free Funds that:

          (a) Voyageur Insured Funds is a statutory trust created under the laws of the State of Delaware on December 17, 1998, and is validly  existing and in good standing under the laws of that State.  Voyageur  Insured Funds, of which  Acquired Fund is a separate  series,  is duly  registered  under the
     Investment  Company  Act of  1940,  as  amended  (the  "1940  Act"),  as an open-end, management investment company. Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the  Closing  and all of its  shares  sold have been  sold  pursuant  to an effective  registration  statement filed under the 1933 Act, except for any shares sold pursuant to the private  offering  exemption for the purpose of raising initial capital.

          (b) Voyageur  Insured Funds is authorized to issue an unlimited number of shares of beneficial  interest of Acquired Fund, with no par value. Each
     outstanding  share  of  Acquired  Fund  is  validly  issued,   fully  paid,
     non-assessable and has full voting rights.

          (c) The financial  statements appearing in Acquired Fund Annual Report to Shareholders for the fiscal year ended August 31, 2006, audited by Ernst
     & Young,  LLP,  copies of which have been  delivered  to Voyageur  Tax Free
     Funds, and any unaudited  financial  statements since that date,  copies of which may be  furnished  to  Voyageur  Tax Free Funds,  fairly  present the financial  position  of  Acquired  Fund as of the date  indicated,  and the results of its  operations  for the period  indicated,  in conformity  with generally accepted accounting principles applied on a consistent basis.

          (d) The books and records of Acquired Fund made  available to Voyageur
     Tax Free Funds  and/or its  counsel  are true and  correct in all  material respects and contain no material omissions with respect to the business and operations of Acquired Fund.

          (e) The  statement  of  assets  and  liabilities  to be  furnished  by
     Voyageur  Insured Funds as of the Close of Business on the  Valuation  Date
     for the purpose of determining the number of shares of beneficial  interest of Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect  the  Net  Assets  of  Acquired  Fund  and  outstanding  shares  of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

          (f) At the  Closing,  Voyageur  Insured  Funds,  on behalf of Acquired
     Fund,  will have good and  marketable  title to all of the  securities  and other assets shown on the statement of assets and  liabilities  referred to in subsection (e) above, free and clear of all liens or encumbrances of any nature  whatsoever  except such  restrictions as might arise under the 1933
     Act with respect to privately  placed or  otherwise  restricted  securities that it may have  acquired  in the  ordinary  course of  business  and such imperfections  of title or encumbrances  as do not materially  detract from the value or use of the assets subject thereto,  or materially affect title thereto.

          (g) Voyageur  Insured  Funds has the  necessary  trust power and trust authority to conduct its business and the business of Acquired Fund as such businesses are now being conducted.

          (h) Voyageur  Insured  Funds is not a party to or obligated  under any provision  of its  Agreement  and  Declaration  of Trust,  By-Laws,  or any
     material  contract or any other material  commitment or obligation,  and is not subject to any order or decree that would be violated by its  execution of or performance under this Agreement.

          (i) Voyageur Insured Funds has full trust power and trust authority to enter into and perform its  obligations  under this  Agreement,  subject to approval of this  Agreement  by  Acquired  Fund's  shareholders.  Except as provided in the immediately preceding sentence, the execution, delivery and performance  of this  Agreement  have  been  validly  authorized,  and this
     Agreement  constitutes its legal, valid and binding obligation  enforceable against it in accordance  with its terms,  subject as to enforcement to the
     effect  of  bankruptcy,  insolvency,   reorganization,   arrangement  among
     creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general  applicability  relating to or affecting  creditor's rights and to general equity principles.

          (j) Neither  Voyageur  Insured  Funds nor  Acquired  Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of
     Section  368(a)(3)(A) of the Internal Revenue Code of 1986, as amended (the
     "Code").

          (k) Voyageur  Insured  Funds does not have any  unamortized  or unpaid organizational fees or expenses.

          (l) Voyageur  Insured  Funds has elected to treat  Acquired  Fund as a regulated  investment company ("RIC") for federal income tax purposes under
     Part I of Subchapter M of the Code, Acquired Fund is a "fund" as defined in
     Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since  its  inception  and will  qualify  as a RIC as of the  Closing,  and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.

     5.   Representations and Warranties by Voyageur Tax Free Funds

     Voyageur Tax Free Funds  represents and warrants to Voyageur  Insured Funds that:

          (a) Voyageur  Tax Free Funds is a statutory  trust  created  under the laws of the State of Delaware on December 17, 1998, and is validly existing and in good standing under the laws of that State. Voyageur Tax Free Funds, of which Acquiring Fund is a separate series of shares,  is duly registered under the 1940 Act as an  open-end,  management  investment  company,  such registration  is in full force and effect as of the date hereof and will be in full force and effect as of the  Closing and all of its shares sold have been sold pursuant to an effective  registration  statement filed under the
     1933 Act,  except for any shares  sold  pursuant  to the  private  offering exemption for the purpose of raising initial capital.

          (b) Voyageur Tax Free Funds is authorized to issue an unlimited number of shares of beneficial  interest,  without par value,  of Acquiring  Fund.
     Each outstanding share of Acquiring Fund is fully paid,  non-assessable and has full voting rights. The shares of beneficial interest of Acquiring Fund to be issued  pursuant to Section 1 hereof will,  upon their  issuance,  be validly  issued  and fully  paid and  non-assessable  and have full  voting rights.

          (c) At the  Closing,  each class of shares of  beneficial  interest of
     Acquiring Fund to be issued pursuant to this Agreement will be eligible for
     offering  to  the  public  in  those  states  of  the  United   States  and
     jurisdictions in which the  corresponding  class of shares of Acquired Fund are  presently  eligible  for  offering  to the  public,  and  there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers  contemplated by this Agreement to be consummated.

          (d) The statement of assets and  liabilities  of Acquiring  Fund to be furnished  by  Voyageur  Tax Free Funds as of the Close of  Business on the
     Valuation  Date for the  purpose  of  determining  the  number of shares of beneficial  interest of Acquiring  Fund to be issued  pursuant to Section 1 hereof  will  accurately  reflect  the net  assets  of  Acquiring  Fund and outstanding shares of beneficial  interest,  as of such date, in conformity with  generally  accepted  accounting  principles  applied on a  consistent basis.

          (e) At the  Closing,  Voyageur  Tax  Free  Funds  will  have  good and marketable  title to all of the  securities  and other  assets shown on the statement of assets and  liabilities  referred to in subsection  (d) above, free and clear of all liens or encumbrances of any nature whatsoever except such  restrictions  as might  arise  under  the 1933  Act with  respect  to privately  placed  or  otherwise  restricted  securities  that it may  have acquired in the ordinary course of business and such imperfections of title or encumbrances  as do not materially  detract from the value or use of the assets subject thereto, or materially affect title thereto.

          (f)  Voyageur Tax Free Funds has the  necessary  trust power and trust authority to conduct its  business  and the  business of Acquiring  Fund as such businesses are now being conducted.

          (g) Voyageur  Tax Free Funds is not a party to or obligated  under any provision  of its  Agreement  and  Declaration  of Trust,  By-Laws,  or any
     material  contract or any other material  commitment or obligation,  and is not subject to any order or decree that would be violated by its  execution of or performance under this Agreement.

          (h) Voyageur  Tax Free Funds has full trust power and trust  authority to enter  into and  perform  its  obligations  under  this  Agreement.  The execution,  delivery and  performance  of this  Agreement have been validly authorized,  and this Agreement  constitutes  its legal,  valid and binding obligation enforceable against it in accordance with its terms, subject, as to  enforcement,  to the effect of bankruptcy,  insolvency  reorganization,
     arrangements   among   creditors,   moratorium,   fraudulent   transfer  or
     conveyance,  and other similar laws of general applicability relating to or affecting creditors rights and to general equity principles.

          (i) Neither  Voyageur Tax Free Funds nor  Acquiring  Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of
     Section 368(a)(3)(A) of the Code.

          (j) The books and records of Acquiring Fund made available to Voyageur
     Insured  Funds  and/or its  counsel  are true and  correct in all  material respects and contain no material omissions with respect to the business and operations of Acquiring Fund.

          (k) Voyageur Tax Free Funds has elected to treat  Acquiring  Fund as a
     RIC for federal  income tax  purposes  under Part I of  Subchapter M of the
     Code,  Acquiring  Fund is a "fund" as defined in Section  851(g)(2)  of the
     Code,  has qualified as a RIC for each taxable year since its inception and will  qualify  as a  RIC  as  of  the  Closing,  and  consummation  of  the transactions  contemplated  by the  Plan  will  not  cause it to fail to be qualified as a RIC as of the Closing.

     6.   Representations  and Warranties by Voyageur Insured Funds and Voyageur
          Tax Free Funds

     Voyageur  Insured  Funds and  Voyageur Tax Free Funds each  represents  and warrants to the other that:

          (a) Except as discussed in its currently effective  prospectus,  there are no legal, administrative or other proceedings or investigations against it, or, to its  knowledge,  threatened  against it,  that would  materially
     affect  its  financial   condition  or  its  ability  to   consummate   the
     transactions  contemplated by this Agreement. It is not charged with or, to its  knowledge,  threatened  with,  any violation or  investigation  of any possible violation of any provisions of any federal,  state or local law or regulation or administrative ruling relating to any aspect of its business.

          (b) There are no known actual or proposed deficiency  assessments with respect to any taxes payable by it.

          (c) It has duly and  timely  filed,  on  behalf  of  Acquired  Fund or
     Acquiring  Fund, as  appropriate,  all Tax (as defined  below)  returns and reports (including information returns),  which are required to be filed by such  Acquired  Fund or  Acquiring  Fund,  and all such returns and reports accurately  state the  amount of Tax owed for the  periods  covered  by the returns,  or, in the case of information  returns, the amount and character of income  required to be reported by such Acquired Fund or Acquiring Fund.
     On behalf of Acquired Fund or Acquiring Fund, as  appropriate,  it has paid or made  provision and properly  accounted for all Taxes (as defined below)
     due or properly  shown to be due on such returns and  reports.  The amounts set up as provisions for Taxes in the books and records of Acquired Fund or
     Acquiring  Fund,  as  appropriate,  as of  the  Close  of  Business  on the
     Valuation  Date  will,  to  the  extent  required  by  generally   accepted
     accounting  principles,  be sufficient  for the payment of all Taxes of any kind, whether accrued, due, absolute,  contingent or otherwise,  which were or which may be payable by Acquired Fund or Acquiring Fund, as appropriate, for any  periods  or  fiscal  years  prior to and  including  the  Close of
     Business on the Valuation Date, including all Taxes imposed before or after the Close of Business on the Valuation  Date that are  attributable  to any such period or fiscal  year.  No return  filed by it, on behalf of Acquired
     Fund or Acquiring Fund, as  appropriate,  is currently being audited by the
     Internal Revenue Service or by any state or local taxing authority. As used in this  Agreement,  "Tax" or "Taxes" means all federal,  state,  local and foreign (whether imposed by a country or political subdivision or authority thereunder)  income,  gross  receipts,  excise,  sales,  use,  value added, employment,  franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding,  together with any interest and any penalties, additions to tax or  additional  amounts  imposed by any taxing  authority  (foreign  or domestic)  with respect  thereto.  To its  knowledge,  there are no levies, liens or  encumbrances  relating to Taxes  existing,  threatened or pending with  respect  to the  assets  of  Acquired  Fund  or  Acquiring  Fund,  as appropriate.

          (d) All information provided to Voyageur Insured Funds by Voyageur Tax
     Free Funds,  and by Voyageur  Insured Funds to Voyageur Tax Free Funds, for
     inclusion  in, or  transmittal  with,  the  Combined  Proxy  Statement  and
     Prospectus  with respect to this  Agreement  pursuant to which  approval of
     Acquired Fund's  shareholders will be sought,  shall not contain any untrue statement of a material  fact, or omit to state a material fact required to be stated therein in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

          (e) Except in the case of Voyageur  Insured  Funds with respect to the approval of Acquired Fund's  shareholders  of this  Agreement,  no consent, approval, authorization or order of any court or governmental authority, or of any other  person or entity,  is required  for the  consummation  of the transactions  contemplated by this Agreement,  except as may be required by the 1933 Act, the  Securities  Exchange Act of 1934,  as amended (the "1934
     Act"), the 1940 Act, or state  securities laws or Delaware  statutory trust laws  (including,  in the  case of each of the  foregoing,  the  rules  and regulations thereunder).

     7.   Covenants of Voyageur Insured Funds

          (a)  Voyageur  Insured  Funds  covenants  to operate  the  business of
     Acquired  Fund as  presently  conducted  between  the date  hereof  and the
     Closing.

          (b) Voyageur  Insured  Funds  undertakes  that  Acquired Fund will not acquire the shares of beneficial interest of Acquiring Fund for the purpose of making distributions thereof other than to Acquired Fund's shareholders.

          (c) Voyageur  Insured  Funds  covenants  that by the  Closing,  all of
     Acquired  Fund's federal and other Tax returns and reports  required by law to be filed on or before  such date shall  have been filed and all  federal and other Taxes shown as due on said returns either shall have been paid or adequate  liability  reserves  shall have been  provided for the payment of such Taxes.

          (d) Voyageur  Insured Funds will at the Closing  provide  Voyageur Tax
     Free Funds with:

               (1) A statement of the respective tax basis of all investments to be transferred by Acquired Fund to Acquiring Fund.

               (2) A copy (which may be in electronic  form) of the  shareholder ledger accounts including,  without limitation,  the name, address and taxpayer  identification  number of each  shareholder  of record,  the number of shares of beneficial interest held by each shareholder,  the dividend  reinvestment  elections applicable to each shareholder,  and
          the   backup    withholding   and   nonresident    alien   withholding
          certifications,  notices or records  on file with  Acquired  Fund with respect to each shareholder,  for all of the shareholders of record of
          Acquired  Fund's  shares as of the Close of Business on the  Valuation
          Date,  who are to become  holders of Acquiring Fund as a result of the transfer of assets that is the subject of this Agreement, certified by its transfer agent or its President or its  Vice-President to the best of their knowledge and belief.

          (e) The Board of Trustees of Voyageur  Insured  Funds shall call,  and
     Voyageur  Insured  Funds shall hold, a Special  Meeting of Acquired  Fund's shareholders  to  consider  and vote  upon  this  Agreement  (the  "Special
     Meeting"),  and  Voyageur  Insured  Funds  shall  take  all  other  actions reasonably  necessary to obtain approval of the  transactions  contemplated herein. Voyageur Insured Funds agrees to mail to each shareholder of record entitled to vote at the Special  Meeting at which action on this  Agreement is to be considered,  in sufficient time to comply with  requirements as to notice thereof,  a Combined Proxy Statement and Prospectus that complies in all material  respects with the  applicable  provisions of Section 14(a) of the  1934  Act and  Section  20(a)  of the  1940  Act,  and the  rules  and regulations promulgated thereunder.

          (f) Voyageur Insured Funds shall supply to Voyageur Tax Free Funds, at the  Closing,  the  statement  of the assets and  liabilities  described in
     Section  4(e)  of  this  Agreement  in  conformity  with  the  requirements described in such Section.

     8.   Covenants of Voyageur Tax Free Funds

          (a) Voyageur Tax Free Funds  covenants  that the shares of  beneficial interest of  Acquiring  Fund to be issued and  delivered  to Acquired  Fund pursuant to the terms of Section 1 hereof  shall have been duly  authorized as of the Closing and,  when so issued and  delivered,  shall be registered under the 1933 Act, validly issued, and fully paid and non-assessable,  and no  shareholder  of Acquiring  Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof, other than any rights created pursuant to this Agreement.

          (b)  Voyageur  Tax Free Funds  covenants  to operate  the  business of
     Acquiring  Fund as  presently  conducted  between  the date  hereof and the
     Closing.

          (c) Voyageur  Tax Free Funds  covenants  that by the  Closing,  all of
     Acquiring  Fund's federal and other tax returns and reports required by law to be filed on or before  such date shall  have been filed and all  federal and other taxes shown as due on said returns shall have either been paid or adequate  liability  reserves  shall have been  provided for the payment of such taxes.

          (d) Voyageur Tax Free Funds shall supply to Voyageur Insured Funds, at the Closing,  the statement of assets and liabilities  described in Section
     5(d) of this  Agreement in conformity  with the  requirements  described in such Section.

          (e)  Voyageur  Tax Free Funds shall have filed with the United  States
     Securities  and  Exchange  Commission  (the  "Commission")  a  Registration
     Statement  on Form  N-14  under  the 1933 Act  ("Registration  Statement"), relating to the shares of  beneficial  interest of Acquiring  Fund issuable hereunder,  and  shall  have used its best  efforts  to  provide  that such
     Registration Statement becomes effective as promptly as practicable. At the time such Registration Statement becomes effective,  it (i) complied in all material respects with the applicable  provisions of the 1933 Act, the 1934
     Act and the 1940 Act, and the rules and regulations promulgated thereunder;
     and (ii) will not contain an untrue statement of a material fact or omit to state a material  fact  required to be stated  therein or necessary to make the  statements  therein  not  misleading.  At the  time  the  Registration
     Statement becomes effective,  at the time of Acquired Fund's  shareholders'
     meeting,  and at the Closing,  the  prospectus  and statement of additional information  included in the  Registration  Statement  did not and will not contain an untrue  statement of a material fact or omit to state a material fact  necessary  to  make  the  statements  therein,  in the  light  of the circumstances under which they were made, not misleading.

     9.   Conditions  Precedent to be Fulfilled  by Voyageur  Insured  Funds and
          Voyageur Tax Free Funds

     The  obligations  of Voyageur  Insured Funds and Voyageur Tax Free Funds to
effectuate  this  Agreement  and the  Plan  hereunder  shall be  subject  to the following respective conditions:

          (a) That (1) all the representations and warranties of the other party contained  herein shall be true and correct in all material  respects as of the Closing with the same effect as though made as of and at such date; (2)
     the other  party  shall have  performed  all  obligations  required by this
     Agreement to be  performed  by it at or prior to the  Closing;  and (3) the other party shall have delivered to such party a certificate  signed by the
     President or Vice-President  and by the Secretary or equivalent  officer to the foregoing effect.

          (b) That the other party shall have  delivered to such party a copy of the resolutions approving this Agreement adopted by the other party's Board of Trustees, certified by the Secretary or equivalent officer.

          (c) That the Commission shall not have issued an unfavorable  advisory report under Section 25(b) of the 1940 Act, nor  instituted  nor threatened to  institute  any  proceeding  seeking to enjoin the  consummation  of the reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal,  administrative  or other proceeding shall be instituted or threatened  that  would  materially  and  adversely  affect  the  financial condition of either party or would prohibit the  transactions  contemplated hereby.

          (d) That this Agreement,  the Plan and the  transactions  contemplated
     hereby  shall  have  been  approved  by  the  appropriate   action  of  the
     shareholders  of  Acquired  Fund at an annual  or  special  meeting  or any adjournment thereof.

          (e)  That  Acquired  Fund  shall  have  declared  a  distribution   or
     distributions  on or prior to the  Valuation  Date that,  together with all previous  distributions,  shall  have the  effect  of  distributing  to its shareholders  (i) all of its ordinary  income,  capital gain net income and net interest  income  excludable  under Section 103(a) of the Code, if any, for the  period  from the  close of its last  fiscal  year to the  Close of
     Business on the Valuation Date, and (ii) any undistributed ordinary income, capital gain net income and net interest  income  excludable  under Section
     103(a) of the Code from any prior  period.  Capital gain net income has the meaning given such term by Section 1222(g) of the Code.

          (f)  That  all  required  consents  of  other  parties  and all  other consents,  orders  and  permits  of  federal,  state and local  authorities
     (including  those  of the  Commission  and of  state  Blue  Sky  securities authorities,  including  any necessary  "no-action"  positions or exemptive orders from such federal and state  authorities) to permit  consummation of the transaction contemplated hereby shall have been obtained,  except where failure to obtain any such consent,  order or permit would not involve risk of material adverse effect on the assets and properties of Acquired Fund or
     Acquiring Fund.

          (g) That  prior  to or at the  Closing,  Voyageur  Insured  Funds  and
     Voyageur  Tax Free  Funds  shall  receive an opinion  from  Stradley  Ronon
     Stevens & Young, LLP ("SRSY") to the effect that,  provided the acquisition contemplated hereby is carried out in accordance with this Agreement and in accordance  with  customary  representations  provided by Voyageur  Insured
     Funds and Voyageur Tax Free Funds in certificates delivered to SRSY:

               (1) The acquisition by Acquiring Fund of substantially all of the assets of Acquired Fund in exchange  solely for Acquiring  Fund shares
          to  be  issued   pursuant  to  Section  1  hereof,   followed  by  the
          distribution  by Acquired Fund to its  shareholders  of Acquiring Fund shares in complete  liquidation  of Acquired  Fund,  will qualify as a reorganization  within the meaning of Section  368(a)(1)  of the Code, and  Acquiring  Fund and  Acquired  Fund  will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

               (2) No gain or loss will be  recognized by Acquired Fund upon the transfer  of  substantially  all of its  assets to  Acquiring  Fund in exchange  solely for the voting shares of Acquiring Fund (to be issued in accordance  with Section 1 hereof) under Section 361(a) and Section
          357(a) of the Code;

               (3) No gain or loss will be recognized by Acquiring Fund upon the receipt by it of  substantially  all of the assets of Acquired Fund in exchange  solely for the voting shares of Acquiring Fund (to be issued in  accordance  with Section 1 hereof)  under  Section  1032(a) of the
          Code;

               (4) No gain or loss will be  recognized by Acquired Fund upon the distribution of Acquiring Fund shares to Acquired Fund shareholders in accordance with Section 1 hereof in liquidation of Acquired Fund under
          Section 361(c)(1) of the Code.

               (5)  The  basis  of the  assets  of  Acquired  Fund  received  by
          Acquiring  Fund  will be the  same as the  basis  of  such  assets  to
          Acquired Fund  immediately  prior to the exchange under Section 362(b)
          of the Code;

               (6) The holding period of the assets of Acquired Fund received by
          Acquiring  Fund will include the period  during which such assets were held by Acquired Fund under Section 1223(2) of the Code;

               (7) No gain or loss will be  recognized  by the  shareholders  of
          Acquired  Fund upon the exchange of their shares in Acquired  Fund for the voting shares  (including  fractional  shares to which they may be entitled) of Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 354(a) of the Code;

               (8) The basis of Acquiring Fund shares  received by Acquired Fund shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the basis of the shares of Acquired Fund exchanged therefor under Section 358(a)(1)
          of the Code;

               (9) The holding  period of Acquiring  Fund's  shares  received by
          Acquired  Fund's  shareholders  in  accordance  with  Section 1 hereof
          (including  fractional  shares  to which  they may be  entitled)  will include the holding  period of Acquired  Fund's shares  surrendered in exchange  therefor,  provided that Acquired Fund shares were held as a capital asset on the date of the Reorganization  under Section 1223(l)
          of the Code; and

               (10)  Acquiring  Fund will succeed to and take into account as of the date of the transfer (as defined in Section  1.381(b)-1(b)  of the regulations  issued  by the  United  States  Treasury  (the  "Treasury
          Regulations"))  the items of Acquired Fund described in Section 381(c)
          of the Code,  subject to the conditions and  limitations  specified in
          Sections  381,  382,  383  and  384  of the  Code,  and  the  Treasury
          Regulations.

          (h) That  Voyageur  Tax Free Funds  shall have  received an opinion in form and  substance  reasonably  satisfactory  to it from SRSY,  counsel to
     Voyageur Insured Funds, to the effect that,  subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent  transfer  or  conveyance,  and other  similar  laws of  general applicability  relating to or  affecting  creditor's  rights and to general equity principles:

               (1)  Voyageur  Insured  Funds was  created as a  statutory  trust
          (formerly  known as a business  trust)  under the laws of the State of
          Delaware on December  17,  1998,  and is validly  existing and in good standing under the laws of the State of Delaware;

               (2) Voyageur  Insured  Funds is  authorized to issue an unlimited number  of  shares of  beneficial  interest,  without  par  value,  of
          Acquired Fund;

               (3) Voyageur Insured Funds is an open-end,  investment company of the management type registered as such under the 1940 Act;

               (4) Except as disclosed in Acquired  Fund's  currently  effective prospectus,  such counsel does not know of any material suit,  action, or legal or administrative  proceeding  pending or threatened  against
          Voyageur  Insured  Funds,  the  unfavorable  outcome  of  which  would materially  and adversely  affect  Voyageur  Insured Funds or Acquired
          Fund;

               (5)  To  such   counsel's   knowledge,   no  consent,   approval,
          authorization or order of any court,  governmental authority or agency is required  for the  consummation  by Voyageur  Insured  Funds of the transactions contemplated by this Agreement,  except such as have been obtained  under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including,  in the case of each of the foregoing,  the rules and regulations  thereunder)  and  such  as may be  required  under  state securities laws;

               (6) Neither  the  execution,  delivery  nor  performance  of this
          Agreement by Voyageur  Insured  Funds  violates  any  provision of its
          Agreement and Declaration of Trust, its By-Laws,  or the provisions of any  agreement  or other  instrument,  known to such  counsel to which
          Voyageur  Insured Funds is a party or by which Voyageur  Insured Funds is otherwise bound; and

               (7) This  Agreement has been validly  authorized  and executed by
          Voyageur  Insured Funds and  represents  the legal,  valid and binding obligation  of  Voyageur  Insured  Funds  and is  enforceable  against
          Voyageur Insured Funds in accordance with its terms.

     In giving the opinions  set forth above,  SRSY may state that it is relying on certificates of the officers of Voyageur Insured Funds with regard to matters of fact and  certain  certifications  and  written  statements  of  governmental officials with respect to the good standing of Voyageur Insured Funds.

          (i) That Voyageur Insured Funds shall have received an opinion in form and substance reasonably  satisfactory to it from SRSY, counsel to Voyageur
     Tax Free Funds, to the effect that,  subject in all respects to the effects
     of  bankruptcy,   insolvency,   arrangement  among  creditors,  moratorium,
     fraudulent  transfer  or  conveyance,  and other  similar  laws of  general applicability  relating to or  affecting  creditor's  rights and to general equity principles:

               (1)  Voyageur  Tax Free Funds was  created as a  statutory  trust
          (formerly  known as a business  trust)  under the laws of the State of
          Delaware on December  17,  1998,  and is validly  existing and in good standing under the laws of the State of Delaware;

               (2) Voyageur Tax Free Funds is  authorized  to issue an unlimited number  of  shares of  beneficial  interest,  without  par  value,  of
          Acquiring Fund;

               (3) Voyageur Tax Free Funds is an open-end  investment company of the management type registered as such under the 1940 Act;

               (4) Except as disclosed in Acquiring Fund's  currently  effective prospectus,  such counsel does not know of any material suit,  action, or legal or administrative  proceeding  pending or threatened  against
          Voyageur  Tax Free  Funds,  the  unfavorable  outcome  of which  would materially and adversely  affect  Voyageur Tax Free Funds or Acquiring
          Fund;

               (5) The shares of  beneficial  interest of  Acquiring  Fund to be issued  pursuant  to the  terms of  Section  1 hereof  have  been duly authorized  and,  when  issued  and  delivered  as  provided  in  this
          Agreement,  will have been  validly  issued and fully paid and will be non-assessable  by Voyageur Tax Free Funds or Acquiring  Fund,  and to
          such counsel's  knowledge,  no shareholder has any preemptive right to subscription or purchase in respect thereof other than any rights that may be deemed to have been granted pursuant to this Agreement;

               (6)  To  such   counsel's   knowledge,   no  consent,   approval,
          authorization or order of any court,  governmental authority or agency is required  for the  consummation  by Voyageur  Tax Free Funds of the transactions contemplated by this Agreement,  except such as have been obtained  under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including,  in the case of each of the foregoing,  the rules and regulations  thereunder)  and  such  as may be  required  under  state securities laws;

               (7) Neither  the  execution,  delivery  nor  performance  of this
          Agreement  by Voyageur Tax Free Funds  violates  any  provision of its
          Agreement and Declaration of Trust, its By-Laws,  or the provisions of any  agreement  or other  instrument,  known to such  counsel to which
          Voyageur Tax Free Funds is a party or by which Voyageur Tax Free Funds is otherwise bound; and

               (8) This  Agreement has been validly  authorized  and executed by
          Voyageur Tax Free Funds and  represents  the legal,  valid and binding obligation  of  Voyageur  Tax Free  Funds and is  enforceable  against
          Voyageur Tax Free Funds in accordance with its terms.

     In giving the opinions  set forth above,  SRSY may state that it is relying on  certificates  of the  officers  of  Voyageur  Tax Free Funds with  regard to
matters  of  fact  and  certain   certifications   and  written   statements  of
governmental  officials  with respect to the good  standing of Voyageur Tax Free
Funds.

          (j) That Voyageur Tax Free Funds' Registration  Statement with respect to the shares of beneficial  interest of Acquiring  Fund to be delivered to
     Acquired Fund's shareholders in accordance with Section 1 hereof shall have become  effective,  and no stop order  suspending the  effectiveness of the
     Registration  Statement or any amendment or supplement thereto,  shall have been issued prior to the Closing or shall be in effect at the Closing,  and no  proceedings  for the  issuance  of such an order  shall be  pending  or threatened on that date.

          (k) That the shares of  beneficial  interest of  Acquiring  Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by
     Voyageur  Tax Free Funds with each state  commission  or agency  with which such  eligibility is required in order to permit the shares  lawfully to be delivered to each Acquired Fund shareholder.

          (l) That at the Closing, Voyageur Insured Funds, on behalf of Acquired
     Fund,  transfers to Acquiring  Fund  aggregate  Net Assets of Acquired Fund comprising  at least 90% in fair  market  value of the total net assets and
     70% in fair market value of the total gross assets recorded on the books of
     Acquired Fund at the Close of Business on the Valuation Date.

     10. Fees and Expenses  The  expenses of entering  into and carrying out the provisions of this Agreement, whether or not consummated,  shall be borne 33.33%
by Acquired Fund;  33.33% by Acquiring  Fund; and 33.34% by Delaware  Management
Company, a series of Delaware Management Business Trust.

     11.  Termination; Waiver; Order

          (a)   Anything   contained   in  this   Agreement   to  the   contrary
     notwithstanding, this Agreement may be terminated and the Plan abandoned at any time (whether before or after adoption  thereof by the  shareholders of
     Acquired Fund) prior to the Closing as follows:

               (1) by mutual consent of Voyageur  Insured Funds and Voyageur Tax
          Free Funds;

               (2) by Voyageur Tax Free Funds if any condition  precedent to its obligations set forth in Section 9 has not been fulfilled or waived by
          Voyageur Tax Free Funds; or

               (3) by Voyageur  Insured Funds if any condition  precedent to its obligations set forth in Section 9 has not been fulfilled or waived by
          Voyageur Insured Funds.

          (b) If the  transactions  contemplated by this Agreement have not been consummated  by December  31,  2007,  this  Agreement  shall  automatically terminate on that date,  unless a later date is agreed to by both  Voyageur
     Insured Funds and Voyageur Tax Free Funds.

          (c) In the event of  termination  of this  Agreement  pursuant  to the provisions  hereof,  the same shall become void and have no further effect, and there shall not be any liability on the part of either Voyageur Insured
     Funds  or  Voyageur  Tax Free  Funds or  persons  who are  their  trustees, officers, agents or shareholders in respect of this Agreement.

          (d) At any time prior to the Closing,  any of the terms or  conditions of this  Agreement  may be  waived  by  either  Voyageur  Insured  Funds or
     Voyageur Tax Free Funds, respectively (whichever is entitled to the benefit thereof).

          (e) The respective representations, warranties and covenants contained in  Sections  4-8 hereof  shall  expire  with,  and be  terminated  by, the consummation of the Plan, and neither  Voyageur  Insured Funds nor Voyageur
     Tax Free Funds, nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing.  This provision shall not protect any officer,  trustee, agent or shareholder  of Voyageur  Insured Funds or Voyageur Tax Free Funds
     against any liability to the entity for which that officer,  trustee, agent or  shareholder  so acts or to its  shareholders  to  which  that  officer, trustee,  agent or  shareholder  would  otherwise  be  subject by reason of willful  misfeasance,  bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

          (f) If any order or  orders of the  Commission  with  respect  to this
     Agreement  shall be issued  prior to the Closing and shall impose any terms or  conditions  that are  determined  by action of the Board of Trustees of
     Voyageur  Insured Funds or the Board of Trustees of Voyageur Tax Free Funds
     to be acceptable,  such terms and conditions  shall be binding as if a part of this Agreement  without further vote or approval of the  shareholders of
     Acquired Fund, unless such further vote is required by applicable law or by mutual consent of the parties.

     12.  Liability of Voyageur Tax Free Funds and Voyageur Insured Funds

          (a)  Each  party  acknowledges  and  agrees  that all  obligations  of
     Voyageur Tax Free Funds under this  Agreement are binding only with respect to Acquiring Fund; that any liability of Voyageur Tax Free Funds under this
     Agreement  with  respect  to  Acquiring  Fund,  or in  connection  with the transactions  contemplated  herein with respect to Acquiring Fund, shall be discharged  only out of the assets of Acquiring  Fund; that no other series of Voyageur Tax Free Funds shall be liable with  respect to this  Agreement or in  connection  with  the  transactions  contemplated  herein;  and that neither Voyageur Insured Funds nor Acquired Fund shall seek satisfaction of any such obligation or liability from the shareholders of Voyageur Tax Free
     Funds,  the  trustees,  officers,  employees or agents of Voyageur Tax Free
     Funds, or any of them.

          (b)  Each  party  acknowledges  and  agrees  that all  obligations  of
     Voyageur  Insured Funds under this  Agreement are binding only with respect to Acquired Fund;  that any liability of Voyageur  Insured Funds under this
     Agreement  with  respect  to  Acquired  Fund,  or in  connection  with  the transactions  contemplated  herein with respect to Acquired Fund,  shall be discharged only out of the assets of Acquired Fund; that no other series of
     Voyageur Insured Funds shall be liable with respect to this Agreement or in connection  with the  transactions  contemplated  herein;  and that neither
     Voyageur Tax Free Funds nor Acquiring Fund shall seek  satisfaction  of any such  obligation or liability  from the  shareholders  of Voyageur  Insured
     Funds,  the  trustees,  officers,  employees or agents of Voyageur  Insured
     Funds, or any of them.

     13.  Final Tax Returns and Forms 1099 of Acquired Fund

          (a) After the Closing, Voyageur Insured Funds shall or shall cause its agents to prepare any federal,  state or local Tax returns,  including  any
     Forms 1099,  required to be filed by Voyageur Insured Funds with respect to
     Acquired Fund's final taxable year ending with its complete liquidation and for any prior  periods or taxable  years and shall  further  cause such Tax returns  and  Forms  1099 to be duly  filed  with  the  appropriate  taxing authorities.

          (b)  Notwithstanding  the provisions of Section 1 hereof, any expenses incurred by Voyageur Insured Funds or Acquired Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the  Closing,  shall be borne by Acquired  Fund to the extent such expenses have been or should have been accrued by Acquired Fund in the ordinary  course  without  regard to the Plan  contemplated  by this
     Agreement;  any  excess  expenses  shall be borne  by  Delaware  Management
     Company, a series of Delaware  Management  Business Trust, at the time such
     Tax returns and Forms 1099 are prepared.

     14.  Cooperation and Exchange of Information

     Voyageur Tax Free Funds and Voyageur  Insured Funds will provide each other and their  respective  representatives  with such cooperation and information as either of them  reasonably  may request of the other in filing any Tax  returns, amended return or claim for refund, determining a liability for Taxes or a right to a refund  of Taxes  or  participating  in or  conducting  any  audit or other proceeding  in respect  of Taxes.  Each party or their  respective  agents  will retain  for a  period  of six (6)  years  following  the  Closing  all  returns, schedules and work papers and all material  records or other documents  relating to Tax matters of Acquired Fund and Acquiring  Fund for its taxable period first ending after the Closing and for all prior taxable periods.

     15.  Entire Agreement and Amendments

     This Agreement  embodies the entire Agreement between the parties and there are no  agreements,  understandings,  restrictions,  or  warranties  between the parties other than those set forth herein or herein provided for. This Agreement may be amended  only by mutual  consent of the parties in writing.  Neither this
Agreement  nor any  interest  herein may be assigned  without the prior  written consent of the other party.

     16.  Counterparts

     This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an  original,  but all such  counterparts  together  shall constitute but one instrument.

     17.  Notices

     Any notice,  report,  or demand  required or permitted by any  provision of this  Agreement  shall be in  writing  and shall be deemed to have been given if delivered or mailed, first class postage prepaid,  addressed to Voyageur Insured
Funds or Voyageur Tax Free Funds at 2005 Market Street, Philadelphia,  PA 19103,
Attention: Secretary.

     18.  Governing Law

     This Agreement  shall be governed by and carried out in accordance with the laws of the State of Delaware.

     19.  Effect of Facsimile Signature

     A facsimile  signature of an  authorized  officer of a party hereto on this
Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

     IN WITNESS WHEREOF, Voyageur Insured Funds and Voyageur Tax Free Funds have each  caused this  Agreement  and Plan of  Reorganization  to be executed on its behalf by its duly authorized  officers,  all as of the day and year first-above written.

                           Voyageur Insured Funds, on behalf of the Delaware
                           Tax-Free Minnesota Insured Fund

                           By: ______________________________________________
                                  (name) (title)

                           Voyageur Tax Free Funds, on behalf of the Delaware
                           Tax-Free Minnesota Fund

                           By: ______________________________________________
                                (name) (title)

                                    EXHIBIT B
                           PRINCIPAL HOLDERS OF SHARES

------------------------------------------------------------------------------------------------------
FUND NAME / CLASS                    NAME AND ADDRESS OF ACCOUNT       SHARE AMOUNT    PERCENTAGE
------------------------------------------------------------------------------------------------------
Delaware Tax-Free Minnesota Insured  MLPF&S For the Sole Benefit        83,822.512        7.58%
Fund - Class C Shares                of its Customers
                                     4800 Deer Lake Drive E
                                     2nd Floor
                                     Jacksonville, FL 32246-8484

                                     -----------------------------------------------------------------
                                     US Bancorp Investments Inc.        78,461.230        7.10%
                                     60 Livingston Avenue
                                     Saint Paul, MN 55107-2292

------------------------------------------------------------------------------------------------------
Delaware Tax-Free Minnesota Fund -   MLPF&S For the Sole Benefit       129,673.089       15.51%
Class B Shares                       of its Customers
                                     Attn: Fund Administration
                                     4800 Deer Lake Drive E
                                     2nd Floor
                                     Jacksonville, FL 32246-8484

------------------------------------------------------------------------------------------------------
Delaware Tax-Free Minnesota Fund -   MLPF&S For the Sole Benefit       167,472.488       13.44%
Class C Shares                       of its Customers
                                     Attn: Fund Administration
                                     4800 Deer Lake Drive E
                                     2nd Floor
                                     Jacksonville, FL 32246-8484
------------------------------------------------------------------------------------------------------

To vote by Telephone
(1) Read the Proxy Statement/Prospectus and have the Proxy card at hand.
(2) Call 1-888-221-0697.
(3) Follow the recorded instructions.

To vote by Internet
(1) Read the Proxy Statement/Prospectus and have the Proxy card at hand.
(2) Go to www.proxyweb.com.
(3) Follow the on-line instructions.

To vote by Mail
(1) Read the Proxy Statement/Prospectus.
(2) Check the appropriate box on the reverse side.
(3) Sign, date and return the Proxy card in the envelope provided.

  Unless you're voting by Telephone or Internet, please sign, date and return promptly in the return envelope. NO POSTAGE IS REQUIRED.

              DELAWARE TAX-FREE MINNESOTA INSURED FUND (THE "FUND")
                a series of Voyageur Insured Funds (the "Trust")

                SPECIAL MEETING OF SHAREHOLDERS - MARCH 30, 2007
              PROXY SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST

The undersigned,  revoking previous proxies,  hereby appoint(s) A.G. Ciavarelli,
David F.  Connor and Michael E.  Dresnin,  or any of them,  attorneys  with full power of substitution,  to vote all shares of the Fund, as indicated below, that the  undersigned  is entitled  to vote at the above  stated  Special  Meeting of
Shareholders to be held at the offices of Delaware  Investments  located at 2001
Market Street,  2nd Floor Auditorium,  Philadelphia,  PA 19103-7055 on March 30,
2007 at 3:00 p.m., Eastern Time, and at any adjournments thereof. All powers may be  exercised  by two or more of said  proxy  holders or  substitutes  voting or acting or, if only one votes and acts,  then by that one.  This  proxy  shall be voted on the proposal described in the Proxy  Statement/Prospectus  as specified on the reverse side. Receipt of the Notice of Meeting and the accompanying Proxy
Statement/Prospectus is hereby acknowledged.

THIS PROXY IS SOLICITED  ON BEHALF OF THE BOARD OF TRUSTEES  WITH RESPECT TO THE
FUND.  THE  FOLLOWING  MATTER IS  PROPOSED  BY THE FUND.  THE BOARD OF  TRUSTEES
RECOMMENDS A VOTE FOR THE PROPOSAL.  IF NO  SPECIFICATION IS MADE AND THIS PROXY
IS SIGNED AND RETURNED, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.  PLEASE REFER
TO THE PROXY  STATEMENT/PROSPECTUS  FOR A DISCUSSION OF THE  PROPOSAL.  IF OTHER
MATTERS PROPERLY COME BEFORE THE MEETING TO BE VOTED ON, THE SHARES  REPRESENTED
BY THE PROXY  HOLDERS WILL BE VOTED AND CONSENTED ON THOSE MATTERS IN ACCORDANCE
WITH THE VIEWS OF MANAGEMENT.

                         Date: __________________, 2007

              Signature(s) (Joint Owners) (Please sign within box)

THIS PROXY CARD IS ONLY VALID WHEN SIGNED:  To avoid the  additional  expense to the Fund of further solicitation,  please date and sign name(s) above as printed on this card to authorize the voting of your shares as  indicated.  Where shares are  registered  with joint  owners,  only one joint  owner  need sign.  Persons signing as executor, administrator,  trustee or other representative should give full title as such.

 PLEASE FILL IN BOX AS SHOWN USING BLACK OR BLUE INK OR NUMBER 2 PENCIL. PLEASE
                        DO NOT USE FINE POINT PENS. [X]

Proposal:

1. To  approve  an  Agreement  and  Plan  of  Reorganization  between  Voyageur
Insured Funds, on behalf of the Delaware  Tax-Free  Minnesota Insured Fund (the
"Acquired  Fund"),  and  Voyageur  Tax Free  Funds,  on behalf of the  Delaware
Tax-Free  Minnesota Fund (the  "Acquiring  Fund"),  which provides for: (i) the acquisition  by the Acquiring  Fund of  substantially  all of the assets of the
Acquired Fund, in exchange for shares of the Acquiring  Fund; (ii) the pro rata distribution  of  shares  of the  Acquiring  Fund  to the  shareholders  of the
Acquired Fund; and (iii) the liquidation and dissolution of the Acquired Fund.

                     For        Against       Abstain

                     [  ]        [  ]           [  ]

2. To vote upon any other  business as may  properly  come before the Meeting or any adjournment thereof.

                    PLEASE SIGN AN DATE ON THE REVERSE SIDE.
                   YOUR VOTE IS IMPORTANT - PLEASE ACT TODAY.

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                        DELAWARE TAX-FREE MINNESOTA FUND
                                   a series of
                             VOYAGEUR TAX FREE FUNDS

                            Dated [February 1,] 2007

               Acquisition of Substantially All of the Assets of:

                    DELAWARE TAX-FREE MINNESOTA INSURED FUND
                      (a series of Voyageur Insured Funds)

                        By and in exchange for shares of

                        DELAWARE TAX-FREE MINNESOTA FUND
                      (a series of Voyageur Tax Free Funds)

This Statement of Additional  Information  ("SAI")  relates  specifically to the proposed  acquisition of  substantially  all of the assets of Delaware  Tax-Free
Minnesota Insured Fund (the "Minnesota  Insured Fund") in exchange for shares of
Delaware Tax Free Minnesota Fund (the "Minnesota Fund").

This SAI consists of this Cover Page and the following documents,  each of which is attached to and is legally considered to be a part of this SAI.

     1.   Statement of  Additional  Information  of the  Minnesota  Fund,  dated
          January 3, 2007 as previously  filed via EDGAR is incorporated  herein by  reference  to  Voyageur  Tax Free  Funds'  filing  under  Rule 497
          [Accession No. 0001137439-07-000037] filed January 9, 2007 and will be mailed to any shareholder who requests this SAI. The Minnesota  Fund's
          Statement of Additional Information dated January 3, 2007 contains the
          Minnesota  Fund's  Statement of Net Assets,  Statement of  Operations,
          Statement of Changes in Net Assets and Notes to Financial  Statements,
          as well as the  report  of Ernst & Young  LLP,  the  Acquiring  Fund's independent  registered  public  accounting  firm, for the fiscal year ended August 31, 2006.

     2.   Statement of Additional  Information  of the  Minnesota  Insured Fund,
          dated  January 3, 2007 as previously  filed via EDGAR is  incorporated herein by reference to Voyageur  Insured  Funds' filing under Rule 497
          [Accession No. 0001137439-07-000037] filed January 9, 2007 and will be mailed to any shareholder who requests this SAI. The Minnesota Insured
          Fund's  Statement  of  Additional  Information  dated  January 3, 2007 contains  the  Minnesota  Insured  Fund's  Statement  of  Net  Assets,
          Statement of Operations,  Statement of Changes in Net Assets and Notes
          to Financial  Statements,  as well as the report of Ernst & Young LLP, the Acquiring Fund's  independent  registered  public accounting firm, for the fiscal year ended August 31, 2006.

     3.   Pro Forma Financial Statements for the reorganization of the Minnesota
          Insured Fund with and into the Minnesota Fund.

     This SAI is not a prospectus;  you should read this SAI in conjunction with the  Proxy  Statement/Prospectus  dated  [February  1,]  2007,  relating  to the
above-referenced   transaction.   You  can   request   a  copy   of  the   Proxy
Statement/Prospectus  by calling  1-800-523-1918  or by writing to the  Delaware
Tax-Free  Minnesota  Fund at Attention:  Account  Services,  2005 Market Street,
Philadelphia, PA 19103-7094.

Delaware Tax-Free Minnesota Fund
Pro Forma Portfolio of Investments(A)
As of August 31, 2006
(Unaudited)

                                                           % of Total
                                                           Investments
                                                           (Pro Forma                     Delaware Tax-Free Minnesota Fund
                                                            Combined)                 Par/Shares                  Market Value
                                                        ------------------   ---------------------------------------------------

Municipal Bonds                                                    97.69%
Corporate-Backed Revenue Bonds                                      3.92%
Cloquet Pollution Control Revenue (Potlatch Corp.
   Project) 5.90% 10/1/26                                                              $ 6,500,000                  $ 6,612,255
Laurentian Energy Authority I Series A 5.00%
   12/1/21                                                                               8,000,000                    8,082,080
Sartell Environmental Improvement Revenue
   (International Paper)
   Series A 5.20% 6/1/27                                                                 5,465,000                    5,615,014
Seaway Port Authority of Duluth Industrial
   Development Dock & Wharf
   Revenues (Cargill, Inc. Project) Series E
   6.125% 11/1/14                                                                        4,500,000                    4,598,010
                                                                                                   -----------------------------
                                                                                                                     24,907,359
                                                                                                   -----------------------------

Education Revenue Bonds                                             5.79%
Minnesota State Colleges & Universities Revenue
   Fund Series A
   5.00% 10/1/22 (FSA)                                                                           0                            0
   5.00% 10/1/29 (MBIA)                                                                  1,665,000                    1,758,873
Minnesota State Higher Education Facilities
   Authority Revenue
   (Augsburg College)
   Series 6-C 5.00% 5/1/20                                                               1,250,000                    1,293,763
   Series 6-J1 5.00% 5/1/36                                                              2,225,000                    2,257,685
   (College of St. Benedict) Series 4-G 6.20%
   3/1/16                                                                                1,000,000                    1,001,380
   (St. Catherine College) Series 5-N1
   5.00% 10/1/18                                                                                 0                            0
   5.25% 10/1/22                                                                         1,500,000                    1,559,640
   5.375% 10/1/32                                                                        1,000,000                    1,047,430
St. Cloud Housing & Redevelopment Authority Revenue
   (State University Foundation Project) 5.00%
   5/1/23                                                                                        0                            0
University of Minnesota
   &(1)  5.50% 7/1/21                                                                   10,500,000                   12,065,498
   &(2)  5.75% 7/1/18                                                                    3,840,000                    4,490,112
                                                                                                   -----------------------------
                                                                                                                     25,474,381
                                                                                                   -----------------------------

Electric Revenue Bonds                                             10.25%
Chaska Electric Revenue (Generating Facilities)
   Series A 5.00% 10/1/30                                                                3,000,000                    3,096,030
Minnesota State Municipal Power Agency
   5.00% 10/1/35                                                                         3,000,000                    3,087,030
   Series A 5.00% 10/1/34                                                                4,250,000                    4,363,518
   Series A 5.125% 10/1/29                                                               3,000,000                    3,114,450
Northern Minnesota Municipal Power Agency Electric
   System  Revenue
   ^Series A 5.849% 1/1/09 (AMBAC)                                                       3,815,000                    3,505,413
   Series B 4.75% 1/1/20 (AMBAC)                                                         2,500,000                    2,565,300
&(3) Northern Municipal Power Agency Electric System
   Revenue
   5.25% 1/1/13 (FSA)                                                                            0                            0
Puerto Rico Electric Power Authority Power Revenue
   Series GG 4.75% 9/1/21 (FSA)                                                                  0                            0
   Series OO 5.00% 7/1/13 (CIFG)                                                                 0                            0
Rochester Electric Utilities Revenue 5.25% 12/1/30                                       4,915,000                    5,091,350
Shakopee Public Utilities Commission Revenue 5.125%
   2/1/26 (MBIA)                                                                         1,000,000                    1,026,100
Southern Minnesota Municipal Power Agency Supply
   System Revenue Series A
   5.00% 1/1/12 (AMBAC)                                                                  4,205,000                    4,476,601
   5.00% 1/1/13 (MBIA)                                                                   5,820,000                    6,248,526
   5.25% 1/1/15 (AMBAC)                                                                  3,000,000                    3,309,180
Southern Minnesota Municipal Power Agency Supply
   System Revenue
   &(4) 5.25% 1/1/15 (AMBAC)                                                             5,900,000                    6,508,084
   &(5) 5.25% 1/1/14 (AMBAC)                                                             4,000,000                    4,382,720
Western Minnesota Municipal Power Agency Series B
   5.00% 1/1/15 (MBIA)                                                                           0                            0

                                                                                                   -----------------------------
                                                                                                                     50,774,302
                                                                                                   -----------------------------

Escrowed to Maturity Bonds                                          5.86%
Dakota/Washington Counties Housing & Redevelopment
   Authority
   Anoka Single Family Residential Mortgage Revenue
   8.45% 9/1/19 (GNMA) (AMT)                                                                     0                            0
Dakota/Washington Counties Housing & Redevelopment
   Authority
   Bloomington Mortgage Single Family Residential
   Mortgage Revenue
   8.15% 9/1/16 (GNMA) (MBIA) (AMT)                                                              0                            0
   8.375% 9/1/21 (GNMA) (MBIA) (AMT)                                                             0                            0
Southern Minnesota Municipal Power Agency Supply
   System Revenue
   Series B 5.50% 1/1/15 (AMBAC)                                                           990,000                    1,048,024
University of Minnesota Series A 5.50% 7/1/21                                            2,000,000                    2,298,160
Western Minnesota Municipal Power Agency Supply
   Revenue Series A
   6.60% 1/1/10                                                                                  0                            0
   9.75% 1/1/16 (MBIA)                                                                     185,000                      266,172
                                                                                                   -----------------------------
                                                                                                                      3,612,356
                                                                                                   -----------------------------

Health Care Revenue Bonds                                          23.95%
Aitkin Health Care Facilities Revenue (Riverwood
   Health Care Center)
   5.60% 2/1/32                                                                          1,500,000                    1,534,395
Apple Valley, Minnesota Economic Development
Authority Health Care
   Revenue (Augustana Home St. Paul Project)
   Series A 6.00% 1/1/40                                                                 2,700,000                    2,742,336
Apple Valley, Minnesota Economic Development
   Authority Health Care
   Revenue (Evercare Senior Living Project)
   Series A 6.125% 6/1/35                                                                4,000,000                    4,027,440
Bemidji Health Care Facilities First Meeting Revenue
   (North Country
   Health Services)
   5.00% 9/1/24 (RADIAN)                                                                   740,000                      763,391
Bloomington Housing & Redevelopment Authority
   Housing Revenue
   (Senior Summerhouse Bloomington Project,
   Presbyterian Homes
   Housing & Assisted Living, Inc.) 6.125% 5/1/35                                        3,420,000                    3,490,110
Breckenridge Catholic Health Initiatives
   5.00% 5/1/30                                                                          2,000,000                    2,085,860
Buffalo Health Care Revenue (Central Minnesota
   Senior Housing Project)
   Series A 5.50% 9/1/33                                                                 1,270,000                    1,262,926
Duluth Economic Development Authority Health Care
   Facilities
   Revenue Benedictine Health System (St. Mary's
   Hospital)
   5.25% 2/15/28                                                                                 0                            0
   5.25%  2/15/33                                                                       10,000,000                   10,377,300
   5.50% 2/15/23                                                                         1,000,000                    1,070,240
Maple Grove Health Care Facilities Revenue
   (North Memorial Health Care)
   5.00% 9/1/29                                                                          1,000,000                    1,032,560
   5.00% 9/1/35                                                                          5,850,000                    6,005,669
Marshall Medical Center Gross Revenue
   Weiner Memorial Medical
   Center Project) 6.00% 11/1/28                                                         1,000,000                    1,044,190
Minneapolis Health Care Facility Revenue
   (Jones-Harrison
   Residence Project) 5.60% 10/1/30                                                      1,550,000                    1,562,943
Minneapolis Health Care System Revenue
   Allina Health Systems)
   Series A 5.75% 11/15/32                                                               9,500,000                   10,198,725
   (Fairview Health Services) Series D
   5.00% 11/15/30 (AMBAC)                                                                2,500,000                    2,624,925
   5.00% 11/15/34 (AMBAC)                                                                2,500,000                    2,617,775
Minneapolis/St. Paul Housing & Redevelopment
   Authority
   Health Care System Revenue
   (Allina Health Systems)
   5.00% 11/15/13 (AMBAC)                                                                        0                            0
   (Healthpartners Obligation Group Project)
   5.625% 12/1/22                                                                                0                            0
   5.875% 12/1/29                                                                                0                            0
Minnesota Agriculture & Economic Development Board
   Revenue
   (Benedictine Health Systems) 5.75% 2/1/29                                             1,895,000                    1,924,733
   (Fairview Health Care System) Series A
   5.75% 11/15/26 (MBIA)                                                                         0                            0
   6.375% 11/15/29                                                                          15,000                       16,235
Northfield Hospital Revenue
   5.375% 11/1/26                                                                        3,785,000                    4,011,343
Prior Lake Senior Housing Revenue
   (Shepherds Path Senio Housing) Series B
   5.70% 8/1/36                                                                          2,000,000                    2,016,760
   5.75% 8/1/41                                                                          1,000,000                    1,008,820
Rochester Health Care Facilities Revenue
   (Mayo Clinic) 5.00% 11/15/36                                                          7,000,000                    7,303,100
   (Mayo Foundation) Series B 5.50% 11/15/27                                               700,000                      725,522
Rochester Health Care Facilities Revenue
   (Mayo Foundation),
   &(6) Series A 5.50% 11/15/27                                                          4,200,000                    4,353,153
   &(7) Series B 5.50% 11/15/27                                                         16,750,000                   17,360,789
Rochester, Minnesota Multifamily Revenue
   (Wedum Shorewood
   Campus Project) 6.60% 6/1/36                                                          3,890,000                    4,015,997
Shakopee Health Care Facilities Revenue (St. Francis
   Regional
   Medical Center)
   5.10% 9/1/25                                                                          2,000,000                    2,074,840
   5.25% 9/1/34                                                                          7,000,000                    7,281,750
St. Louis Park Health Care Facilities Revenue
   (Park Nicollet Health
   Services) Series B
   5.25% 7/1/30                                                                          9,420,000                    9,871,972
   5.50% 7/1/25                                                                                  0                            0
St. Paul Housing & Redevelopment Authority Hospital
   Revenue
   (Health East Project)
   6.00% 11/15/35                                                                        4,340,000                    4,769,573
   Series A 5.70% 11/1/15                                                                1,300,000                    1,341,678
St. Paul Housing & Redevelopment Authority Hospital
   Revenue (St.
   Paul/Ramsey Medical Center Project)
   5.50% 5/15/13 (AMBAC)                                                                         0                            0
Washington County Housing & Redevelopment Authority
   Hospital
   Facilities Revenue (Health East Project)
   .50% 11/15/27                                                                         1,000,000                    1,023,100
Willmar (Rice Memorial Hospital Project)
   5.00% 2/1/22 (FSA)                                                                            0                            0
   5.00% 2/1/25 (FSA)                                                                            0                            0
Woodbury Economic Development Authority Housing
   Revenue
   (Senior Summerhouse Woodbury Project)  Series B
   5.75% 6/1/41                                                                          2,250,000                    2,294,550
                                                                                                   -----------------------------
                                                                                                                    123,834,700
                                                                                                   -----------------------------

Housing Revenue Bonds                                               5.93%
Brooklyn Center Multifamily Housing Revenue
   (Shingle Creek)
   5.40% 5/20/43 (GNMA) (AMT)                                                            1,000,000                    1,026,180
Dakota County Housing & Redevelopment Authority
   Single Family
   Mortgage Revenue Series B 5.85% 10/1/30
   (GNMA)(FNMA)(AMT)                                                                             0                            0
Eagan Multifamily Revenue (Woodridge Apartments)
   5.90% 8/1/20 (GNMA)                                                                           0                            0
Hopkins Multifamily Housing Revenue (Hopkins
   Renaissance
   Project-Section 8) 6.375% 4/1/20                                                      1,000,000                    1,033,180
@Hutchinson Multifamily Housing Revenue (Evergreen
   Apartments
   Project-Section 8) 5.75% 11/1/28                                                        910,000                      848,490
Minneapolis Multifamily Housing Revenue
   (Bottineau Commons Project)
   5.45% 4/20/43 (GNMA) (AMT)                                                                    0                            0
   (Grant Street Apartments Project) Series A
   7.25% 11/1/29                                                                           750,000                      776,745
   (Seward Towers Project)
   5.00% 5/20/36 (GNMA)                                                                  4,000,000                    4,157,280
   (Sumner Field) Series A
   5.50% 11/20/26 (GNMA) (AMT)                                                           1,000,000                    1,034,649
   (Trinity Apartments-Section 8) Series A
   6.75% 5/1/21                                                                          1,810,000                    1,864,924
Minnesota State Housing Finance Agency Rental
   Housing Revenue
   Series C-2 5.95% 2/1/15 (AMBAC)                                                               0                            0
   Series I 5.15% 7/1/38 (AMT)                                                           5,550,000                    5,688,918
Minnesota State Housing Finance Agency Single Family
   Mortgage
   Series A 5.30% 7/1/19                                                                   585,000                      609,084
   Series B 5.35% 1/1/33 (AMT)                                                           2,965,000                    3,042,742
   Series J 5.90% 7/1/28 (AMT)                                                           4,950,000                      509,909
@Park Rapids Multifamily Revenue
   (The Court Apartments
   Project-Section 8) 6.30% 2/1/20                                                       2,835,000                    2,630,228
St. Cloud Housing & Redevelopment Authority Revenue
   (Sterling
   Heights Apartments Project) 7.55% 4/1/39 (AMT)                                        1,000,000                    1,057,410
St. Louis Park Residential Mortgage Revenue
   Series A 7.25% 4/20/23 (GNMA)                                                            78,000                       78,179
Stillwater Multifamily Housing Revenue (Stillwater
   Cottages Project)
   7.25% 11/1/27 (AMT)                                                                   1,540,000                    1,573,587
   Series A 7.00% 11/1/27                                                                1,000,000                    1,021,570
Wadena Housing & Redevelopment Authority Multifamily
   Housing
   Revenue (Humphrey Manor East Project) 6.00% 2/1/19                                    1,860,000                    1,860,316
Washington County Housing & Redevelopment Authority
   Governmental Revenue (Briar Pond) Series C 7.25%
   8/20/34                                                                                 955,000                      922,329
White Bear Lake Multifamily Revenue (Lake Square)
   Series A
   5.875% 2/1/15 (FHA)                                                                           0                            0
Willmar Housing & Redevelopment Authority
   Multifamily Housing
   Revenue (Highland Apartments-Section 8)
   5.85% 6/1/19                                                                            935,000                      935,000
                                                                                                   -----------------------------
                                                                                                                     30,670,720
                                                                                                   -----------------------------

Lease Revenue Bonds                                                 3.33%
Hopkins Housing & Redevelopment Authority Public
   Works and Fire
   Station Series A 5.00% 2/1/23 (MBIA)                                                          0                            0
Minneapolis Special School District #001 Series A
   5.00% 2/1/18 (FSA)                                                                            0                            0
   5.00% 2/1/19 (FSA)                                                                            0                            0
   5.00% 2/1/20 (FSA)                                                                            0                            0
Puerto Rico Public Buildings Authority Revenue
   (Government
   Facilities) Series D 5.25% 7/1/36                                                     1,070,000                    1,105,995
St. Paul Port Authority Lease Revenue
   (Cedar Street Office Building Project)
   5.00% 12/1/22                                                                         2,500,000                    2,639,725
   5.125% 12/1/27                                                                        1,000,000                    1,053,270
   5.25% 12/1/27                                                                                 0                            0
   (Robert Street Office Building Project)
   4.75% 12/1/23                                                                         2,000,000                    2,054,800
   5.00% 12/1/27                                                                         2,500,000                    2,618,150
   Series 9 5.25% 12/1/27                                                                  725,000                      769,899
                                                                                                   -----------------------------
                                                                                                                     10,241,839
                                                                                                   -----------------------------

Local General Obligation Bonds                                     18.73%
Big Lake Independent School District #727 Series A
   5.00% 2/1/17 (FSA)                                                                            0                            0
   5.00% 2/1/20 (FSA)                                                                            0                            0
Bloomington Independent School District #271
   Series B 5.00% 2/1/17                                                                 5,300,000                    5,516,505
Cambridge Independent School District #911
   Series A 4.75% 2/1/30 (MBIA)                                                          1,035,000                    1,060,585
Centennial Independent School District #012
   Series A 5.00% 2/1/18 (FSA)                                                                   0                            0
Dakota County Capital Improvement
   Series A 4.75% 2/1/26                                                                 1,000,000                    1,021,730
Dakota County Community Development Agency
   Governmental
   Housing Development 5.00% 1/1/21                                                              0                            0
Farmington Independent School District #192 Capital
   Appreciation Series B
    5.00% 2/1/27 (FSA)                                                                   6,705,000                    7,074,445
   ^5.34% 2/1/21 (FSA)                                                                   1,500,000                      730,455
   ^5.422% 2/1/20 (FSA)                                                                  1,650,000                      849,272
Hennepin County Regional Railroad Authority
   5.00% 12/1/31                                                                         4,030,000                    4,169,881
^Lakeville Independent School District #194
   Capital Appreciation
   Series B 5.450% 2/1/19 (FSA)                                                          8,000,000                    4,281,440
Lakeville Independent School District #194
   Series A 4.75% 2/1/22 (FSA)                                                           5,500,000                    5,698,164
^Mahtomedi Independent School District #832
   Capital Appreciation
   Series B 5.898% 2/1/14 (MBIA)                                                         1,540,000                    1,151,366
Metropolitan Council Waste Water Treatment
   Series B 5.00% 12/1/21                                                                1,200,000                    1,280,508
Minneapolis Library 5.00% 12/1/25                                                        1,500,000                    1,577,640
Minneapolis Tax Increment Revenue
   (St. Anthony Falls Project) 5.75% 2/1/27                                              1,000,000                    1,027,560
Morris Independent School District #769
   5.00% 2/1/24 (MBIA)                                                                           0                            0
Mounds View Independent School District #621
   5.00% 2/1/20 (MBIA)                                                                           0                            0
   5.375% 2/1/24 (FGIC)                                                                          0                            0
New Brighton Tax Increment Series A
   5.00% 2/1/26 (MBIA)                                                                           0                            0
   5.00% 2/1/27 (MBIA)                                                                   1,000,000                    1,065,600
   5.00% 2/1/28 (MBIA)                                                                   1,000,000                    1,064,730
Osseo Independent School District #279
   Series A 5.00% 2/1/21 (FSA)
Prior Lake Independent School District #719
   Series B 5.00% 2/1/19 (FSA)                                                           3,145,000                    3,373,358
Ramsey County State Aid Series C 5.00% 2/1/28                                            1,060,000                    1,110,573
Robbinsdale Independent School District #281
   5.00% 2/1/21 (FSA)                                                                            0                            0
Rockford Independent School District #883
  &(8) 5.625% 2/1/23 (FSA)                                                               7,020,000                    7,446,290
  &(9) 5.60% 2/1/21 (FSA)                                                                        0                            0
^Rosemont Independent School District #196
   Capital Appreciation
   Series B
   5.80% 4/1/09 (FSA)                                                                            0                            0
   5.85% 4/1/10 (FSA)                                                                            0                            0
   5.931% 4/1/11 (FSA)                                                                   2,600,000                    2,191,930
   5.96% 4/1/12 (FSA)                                                                    1,850,000                    1,498,500
   6.008% 4/1/13 (FSA)                                                                   1,915,000                    1,486,959
^Sartell Independent School District #748
   Capital Appreciation Series B
   5.976% 2/1/13 (MBIA)                                                                    540,000                      419,186
   6.099% 2/1/15 (MBIA)                                                                  1,075,000                      766,647
   6.15% 2/1/16 (MBIA)                                                                   1,750,000                    1,191,173
^Sauk Rapids Independent School District #047
   Series B
   5.982% 2/1/15 (FSA)                                                                           0                            0
   6.083% 2/1/17 (FSA)                                                                           0                            0
South Washington County Independent School
   District #833
 &(10)  5.60% 2/1/20 (MBIA)                                                                      0                            0
 &(11)  5.60% 2/1/21 (MBIA)                                                                      0                            0
St. Michael Independent School District #885
   5.00% 2/1/20 (FSA)                                                                            0                            0
   5.00% 2/1/27 (FSA)                                                                            0                            0
St. Paul Housing & Redevelopment Authority Tax
   Increment (Upper
   Landing Project) Series A 6.80% 3/1/29                                                1,000,000                    1,073,320
St. Peter's Hospital Series A 5.00% 9/1/24 (MBIA)                                        1,905,000                    1,975,980
Todd Morrison Cass & Wadena Counties United
   Hospital District
   (Health Care Facilities Lakewood)
   5.00% 12/1/21                                                                         2,000,000                    2,061,880
   5.00% 12/1/34                                                                         1,000,000                    1,015,870
   5.125% 12/1/24                                                                        1,000,000                    1,035,980
                                                                                                   -----------------------------
                                                                                                                     64,217,527
                                                                                                   -----------------------------

§Pre-Refunded Bonds                                               8.93%
Chaska Electric Revenue Series A 6.00% 10/1/25-10                                        1,000,000                    1,090,550
Little Canada Multifamily Housing Revenue
   Alternative Development
   (Montreal Courts Apartments Project) Series A
   6.10% 12/1/17-07                                                                      1,230,000                    1,255,449
   6.25% 12/1/27-07                                                                      2,900,000                    2,985,666
Minneapolis Community Development Agency (Supported
   Development Revenue) Series G-3 5.45% 12/1/31-11                                              0                            0
Minneapolis Health Care System Revenue
   (Fairview Health Services)
   Series A 5.625% 5/15/32-12                                                           11,525,000                   12,765,204
Minneapolis Tax Increment Revenue
   Series E 5.00% 3/1/13-09                                                              6,265,000                    6,481,268
Minnesota Agricultural & Economic Development
   Board Revenue
   (Fairview Health Care System) Series A
   5.75% 11/15/26-07 (MBIA)                                                                      0                            0
   6.375% 11/15/29-10                                                                      485,000                      540,630
Minnesota Higher Education Facilities Series 4-1
   6.00% 10/1/12-06                                                                        980,000                      981,901
   6.00% 10/1/16-06                                                                      1,400,000                    1,402,716
Minnesota Public Facilities Authority Water
   Pollution Control Revenue
   Series A 5.00% 3/1/20-10                                                              3,000,000                    3,138,480
   Series B 4.75% 3/1/19-09                                                              2,000,000                    2,056,200
Minnesota State Higher Education Facilities
   Authority Revenue
   (Hameline University) Series 4-1
   6.00% 10/1/12-06                                                                        270,000                      270,532
   6.00% 10/1/16-06                                                                        390,000                      390,768
Puerto Rico Public Buildings Authority Guaranteed
   Government
   Facilities Revenue Series D 5.25% 7/1/36-12                                           2,930,000                    3,168,561
Southern Minnesota Municipal Power Agency Supply
   Revenue Series A
   5.75% 1/1/18                                                                                  0                            0
   5.75% 1/1/18 (AMBAC)                                                                          0                            0
Southern Minnesota Municipal Power Agency Supply
   System Revenue
   Series A 5.75% 1/1/18-16 (MBIA)                                                       1,000,000                    1,055,450
                                                                                                   -----------------------------
                                                                                                                     37,583,375
                                                                                                   -----------------------------

Special Tax Bonds                                                   1.03%
^Minneapolis Community Development Agency Tax
   Increment
   Revenue 6.674% 9/1/09 (MBIA)                                                          5,750,000                    5,157,175
Virgin Islands Public Finance Authority
   (Matching Fund Loan) Series A
   5.25% 10/1/22                                                                                 0                            0
                                                                                                   -----------------------------
                                                                                                                      5,157,175
                                                                                                   -----------------------------

State General Obligation Bonds                                      4.56%
Minnesota State
   5.00% 11/1/20 (FSA)                                                                   8,175,000                    8,564,784
   5.00% 8/1/21                                                                          2,400,000                    2,538,216
Minnesota State Refunding Various Purposes
   5.00% 6/1/13                                                                          5,175,000                    5,296,509
Puerto Rico Commonwealth Public Improvement
   Series A
   5.00% 7/1/34                                                                          4,500,000                    4,597,695
   5.50% 7/1/19 (MBIA)                                                                   1,500,000                    1,723,230
Puerto Rico Commonwealth Series B
   5.00% 7/1/35                                                                          1,500,000                    1,537,980
Puerto Rico Government Development Bank
   Senior Notes
   Series B 5.00% 12/1/14                                                                1,000,000                    1,064,340
                                                                                                   -----------------------------
                                                                                                                     25,322,754
                                                                                                   -----------------------------

Transportation Revenue Bonds                                        3.89%
Minneapolis/St. Paul Metropolitan Airports
   Commission Revenue Series A
   5.00% 1/1/22 (AMBAC)                                                                  3,440,000                    3,513,066
   5.00% 1/1/22 (MBIA)                                                                           0                            0
   5.125% 1/1/25 (FGIC)                                                                          0                            0
   5.25% 1/1/16 (MBIA)                                                                   1,460,000                    1,570,011
   5.25% 1/1/32 (FGIC)                                                                   5,000,000                    5,235,999
Minneapolis/St. Paul Metropolitan Airports
   Commission Revenue Series C
   5.125% 1/1/20 (FGIC)                                                                          0                            0
   5.25% 1/1/32 (FGIC)                                                                   2,250,000                    2,354,378
   5.50% 1/1/17 (FGIC)                                                                   2,500,000                    2,669,725
                                                                                                   -----------------------------
                                                                                                                     15,343,179
                                                                                                   -----------------------------

Water & Sewer Revenue Bonds                                         1.52%
   &(12) Minnesota Public Facilities Authority Water
   Pollution Control Revenue
   5.25% 3/1/18                                                                         10,000,000                   10,399,649
                                                                                                   -----------------------------
                                                                                                                     10,399,649
                                                                                                   -----------------------------
Total Municipal Bonds                                                                                               427,539,316
                                                                                                   -----------------------------

Short-Term Investments                                              2.31%
Money Market Instruments                                            0.19%
Federated Minnesota Municipal Cash Trust                                                   418,165                      418,165
                                                                                                   -----------------------------
                                                                                                                        418,165
                                                                                                   -----------------------------

oVariable Rate Demand Notes                                         2.12%
Midwest Consortium of Municipal Utilities Revenue
   Series A
   (LOC - U.S. Bank N.A.) 3.40% 1/1/25                                                     100,000                    1,000,000
Minneapolis Guthrie Parking Ramp 3.05% 12/1/33 (SPA)                                     1,000,000                    1,000,000
Minneapolis Health Care System Revenue
   (Fairview Health Services) Series A
   3.40% 11/15/32 (AMBAC)(SPA)                                                                   0                            0
Minneapolis Revenue (Guthrie Theater Project)
   Series A
   (LOC - Wells Fargo Bank) 3.27% 10/1/23                                                        0                            0
Minnesota State Higher Education Facilities
   Authority Revenue
   (Carleton College) Series 6-D 3.30% 4/1/35 (SPA)                                      6,000,000                    6,000,000
                                                                                                   -----------------------------
                                                                                                                      8,000,000
                                                                                                   -----------------------------
                                                                                                                      8,418,165
                                                                                                   -----------------------------
Total Investments at Market                                       100.00%                                         $ 435,957,481
                                                                                                   -----------------------------
Total Investments at Cost                                                                                         $ 418,029,238
                                                                                                   -----------------------------

Delaware Tax-Free Minnesota Fund
Pro Forma Portfolio of Investments(A)
As of August 31, 2006
(Unaudited)

                                                         Delaware Tax-Free Minnesota Insured Fund
                                                         Par/Shares                  Market Value
                                                        -----------------------------------------

Municipal Bonds
Corporate-Backed Revenue Bonds
Cloquet Pollution Control Revenue (Potlatch Corp.
   Project) 5.90% 10/1/26                                          $ -                       $ -
Laurentian Energy Authority I Series A 5.00%
   12/1/21                                                           0                         0
Sartell Environmental Improvement Revenue
   (International Paper)
   Series A 5.20% 6/1/27                                     1,800,000                 1,849,410
Seaway Port Authority of Duluth Industrial
   Development Dock & Wharf
   Revenues (Cargill, Inc. Project) Series E
   6.125% 11/1/14                                                    0                         0
                                                                       --------------------------
                                                                                       1,849,410
                                                                       --------------------------

Education Revenue Bonds
Minnesota State Colleges & Universities Revenue
   Fund Series A
   5.00% 10/1/22 (FSA)                                       5,135,000                 5,420,198
   5.00% 10/1/29 (MBIA)                                      4,000,000                 4,225,520
Minnesota State Higher Education Facilities
   Authority Revenue
   (Augsburg College)
   Series 6-C 5.00% 5/1/20                                           0                         0
   Series 6-J1 5.00% 5/1/36                                          0                         0
   (College of St. Benedict) Series 4-G 6.20%
   3/1/16                                                            0                         0
   (St. Catherine College) Series 5-N1
   5.00% 10/1/18                                             2,200,000                 2,272,666
   5.25% 10/1/22                                                     0                         0
   5.375% 10/1/32                                                    0                         0
St. Cloud Housing & Redevelopment Authority Revenue
   (State University Foundation Project) 5.00%
   5/1/23                                                    2,000,000                 2,084,440
University of Minnesota
   &(1)  5.50% 7/1/21                                                0                         0
   &(2)  5.75% 7/1/18                                                0                         0
                                                                       --------------------------
                                                                                      14,002,824
                                                                       --------------------------

Electric Revenue Bonds
Chaska Electric Revenue (Generating Facilities)
   Series A 5.00% 10/1/30                                            0                         0
Minnesota State Municipal Power Agency
   5.00% 10/1/35                                                     0                         0
   Series A 5.00% 10/1/34                                    2,000,000                 2,053,420
   Series A 5.125% 10/1/29                                           0                         0
Northern Minnesota Municipal Power Agency Electric
   System  Revenue
   ^Series A 5.849% 1/1/09 (AMBAC)                                   0                         0
   Series B 4.75% 1/1/20 (AMBAC)                                     0                         0
&(3) Northern Municipal Power Agency Electric System
   Revenue
   5.25% 1/1/13 (FSA)                                        9,170,000                 9,663,438
Puerto Rico Electric Power Authority Power Revenue
   Series GG 4.75% 9/1/21 (FSA)                              1,000,000                 1,024,320
   Series OO 5.00% 7/1/13 (CIFG)                             1,315,000                 1,419,385
Rochester Electric Utilities Revenue 5.25% 12/1/30                   0                         0
Shakopee Public Utilities Commission Revenue 5.125%
   2/1/26 (MBIA)                                             1,850,000                 1,898,285
Southern Minnesota Municipal Power Agency Supply
   System Revenue Series A
   5.00% 1/1/12 (AMBAC)                                              0                         0
   5.00% 1/1/13 (MBIA)                                               0                         0
   5.25% 1/1/15 (AMBAC)                                      1,500,000                 1,654,590
Southern Minnesota Municipal Power Agency Supply
   System Revenue
   &(4) 5.25% 1/1/15 (AMBAC)                                         0                         0
   &(5) 5.25% 1/1/14 (AMBAC)                                         0                         0
Western Minnesota Municipal Power Agency Series B
   5.00% 1/1/15 (MBIA)                                       1,365,000                 1,481,503
                                                                       --------------------------
                                                                                      19,194,941
                                                                       --------------------------

Escrowed to Maturity Bonds
Dakota/Washington Counties Housing & Redevelopment
   Authority
   Anoka Single Family Residential Mortgage Revenue
   8.45% 9/1/19 (GNMA) (AMT)                                 9,000,000                12,815,280
Dakota/Washington Counties Housing & Redevelopment
   Authority
   Bloomington Mortgage Single Family Residential
   Mortgage Revenue
   8.15% 9/1/16 (GNMA) (MBIA) (AMT)                            405,000                   540,076
   8.375% 9/1/21 (GNMA) (MBIA) (AMT)                        14,115,000                20,532,384
Southern Minnesota Municipal Power Agency Supply
   System Revenue
   Series B 5.50% 1/1/15 (AMBAC)                                     0                         0
University of Minnesota Series A 5.50% 7/1/21                        0                         0
Western Minnesota Municipal Power Agency Supply
   Revenue Series A
   6.60% 1/1/10                                              1,650,000                 1,738,473
   9.75% 1/1/16 (MBIA)                                         530,000                   762,548
                                                                       --------------------------
                                                                                      36,388,761
                                                                       --------------------------

Health Care Revenue Bonds
Aitkin Health Care Facilities Revenue (Riverwood
   Health Care Center)
   5.60% 2/1/32                                                      0                         0
Apple Valley, Minnesota Economic Development
Authority Health Care
   Revenue (Augustana Home St. Paul Project)
   Series A 6.00% 1/1/40                                             0                         0
Apple Valley, Minnesota Economic Development
   Authority Health Care
   Revenue (Evercare Senior Living Project)
   Series A 6.125% 6/1/35                                            0                         0
Bemidji Health Care Facilities First Meeting Revenue
   (North Country
   Health Services)
   5.00% 9/1/24 (RADIAN)                                             0                         0
Bloomington Housing & Redevelopment Authority
   Housing Revenue
   (Senior Summerhouse Bloomington Project,
   Presbyterian Homes
   Housing & Assisted Living, Inc.) 6.125% 5/1/35                    0                         0
Breckenridge Catholic Health Initiatives
   5.00% 5/1/30                                                      0                         0
Buffalo Health Care Revenue (Central Minnesota
   Senior Housing Project)
   Series A 5.50% 9/1/33                                             0                         0
Duluth Economic Development Authority Health Care
   Facilities
   Revenue Benedictine Health System (St. Mary's
   Hospital)
   5.25% 2/15/28                                             8,500,000                 8,897,034
   5.25%  2/15/33                                                    0                         0
   5.50% 2/15/23                                                     0                         0
Maple Grove Health Care Facilities Revenue
   (North Memorial Health Care)
   5.00% 9/1/29                                                      0                         0
   5.00% 9/1/35                                                      0                         0
Marshall Medical Center Gross Revenue
   Weiner Memorial Medical
   Center Project) 6.00% 11/1/28                                     0                         0
Minneapolis Health Care Facility Revenue
   (Jones-Harrison
   Residence Project) 5.60% 10/1/30                                  0                         0
Minneapolis Health Care System Revenue
   Allina Health Systems)
   Series A 5.75% 11/15/32                                   7,800,000                 8,373,690
   (Fairview Health Services) Series D
   5.00% 11/15/30 (AMBAC)                                            0                         0
   5.00% 11/15/34 (AMBAC)                                    8,250,000                 8,638,658
Minneapolis/St. Paul Housing & Redevelopment
   Authority
   Health Care System Revenue
   (Allina Health Systems)
   5.00% 11/15/13 (AMBAC)                                    6,490,000                 6,496,166
   (Healthpartners Obligation Group Project)
   5.625% 12/1/22                                              650,000                   695,799
   5.875% 12/1/29                                            1,000,000                 1,081,610
Minnesota Agriculture & Economic Development Board
   Revenue
   (Benedictine Health Systems) 5.75% 2/1/29                         0                         0
   (Fairview Health Care System) Series A
   5.75% 11/15/26 (MBIA)                                       180,000                   187,549
   6.375% 11/15/29                                                   0                         0
Northfield Hospital Revenue
   5.375% 11/1/26                                                    0                         0
Prior Lake Senior Housing Revenue
   (Shepherds Path Senio Housing) Series B
   5.70% 8/1/36                                                      0                         0
   5.75% 8/1/41                                                      0                         0
Rochester Health Care Facilities Revenue
   (Mayo Clinic) 5.00% 11/15/36                                      0                         0
   (Mayo Foundation) Series B 5.50% 11/15/27                         0                         0
Rochester Health Care Facilities Revenue
   (Mayo Foundation),
   &(6) Series A 5.50% 11/15/27                                      0                         0
   &(7) Series B 5.50% 11/15/27                                      0                         0
Rochester, Minnesota Multifamily Revenue
   (Wedum Shorewood
   Campus Project) 6.60% 6/1/36                                      0                         0
Shakopee Health Care Facilities Revenue (St. Francis
   Regional
   Medical Center)
   5.10% 9/1/25                                                      0                         0
   5.25% 9/1/34                                                      0                         0
St. Louis Park Health Care Facilities Revenue
   (Park Nicollet Health
   Services) Series B
   5.25% 7/1/30                                                      0                         0
   5.50% 7/1/25                                              2,000,000                 2,145,000
St. Paul Housing & Redevelopment Authority Hospital
   Revenue
   (Health East Project)
   6.00% 11/15/35                                                    0                         0
   Series A 5.70% 11/1/15                                            0                         0
St. Paul Housing & Redevelopment Authority Hospital
   Revenue (St.
   Paul/Ramsey Medical Center Project)
   5.50% 5/15/13 (AMBAC)                                     1,000,000                 1,001,360
Washington County Housing & Redevelopment Authority
   Hospital
   Facilities Revenue (Health East Project)
   .50% 11/15/27                                                     0                         0
Willmar (Rice Memorial Hospital Project)
   5.00% 2/1/22 (FSA)                                        1,000,000                 1,052,890
   5.00% 2/1/25 (FSA)                                        1,000,000                 1,049,430
Woodbury Economic Development Authority Housing
   Revenue
   (Senior Summerhouse Woodbury Project)  Series B
   5.75% 6/1/41                                                      0                         0
                                                                       --------------------------
                                                                                      39,619,186
                                                                       --------------------------

Housing Revenue Bonds
Brooklyn Center Multifamily Housing Revenue
   (Shingle Creek)
   5.40% 5/20/43 (GNMA) (AMT)                                        0                         0
Dakota County Housing & Redevelopment Authority
   Single Family
   Mortgage Revenue Series B 5.85% 10/1/30
   (GNMA)(FNMA)(AMT)                                           288,000                   294,684
Eagan Multifamily Revenue (Woodridge Apartments)
   5.90% 8/1/20 (GNMA)                                       1,000,000                 1,025,670
Hopkins Multifamily Housing Revenue (Hopkins
   Renaissance
   Project-Section 8) 6.375% 4/1/20                                  0                         0
@Hutchinson Multifamily Housing Revenue (Evergreen
   Apartments
   Project-Section 8) 5.75% 11/1/28                                  0                         0
Minneapolis Multifamily Housing Revenue
   (Bottineau Commons Project)
   5.45% 4/20/43 (GNMA) (AMT)                                1,500,000                 1,566,135
   (Grant Street Apartments Project) Series A
   7.25% 11/1/29                                                     0                         0
   (Seward Towers Project)
   5.00% 5/20/36 (GNMA)                                      4,000,000                 4,157,280
   (Sumner Field) Series A
   5.50% 11/20/26 (GNMA) (AMT)                                       0                         0
   (Trinity Apartments-Section 8) Series A
   6.75% 5/1/21                                                      0                         0
Minnesota State Housing Finance Agency Rental
   Housing Revenue
   Series C-2 5.95% 2/1/15 (AMBAC)                           1,642,000                 1,652,279
   Series I 5.15% 7/1/38 (AMT)                                       0                         0
Minnesota State Housing Finance Agency Single Family
   Mortgage
   Series A 5.30% 7/1/19                                             0                         0
   Series B 5.35% 1/1/33 (AMT)                                       0                         0
   Series J 5.90% 7/1/28 (AMT)                                       0                         0
@Park Rapids Multifamily Revenue
   (The Court Apartments
   Project-Section 8) 6.30% 2/1/20                                   0                         0
St. Cloud Housing & Redevelopment Authority Revenue
   (Sterling
   Heights Apartments Project) 7.55% 4/1/39 (AMT)                    0                         0
St. Louis Park Residential Mortgage Revenue
   Series A 7.25% 4/20/23 (GNMA)                                     0                         0
Stillwater Multifamily Housing Revenue (Stillwater
   Cottages Project)
   7.25% 11/1/27 (AMT)                                               0                         0
   Series A 7.00% 11/1/27                                            0                         0
Wadena Housing & Redevelopment Authority Multifamily
   Housing
   Revenue (Humphrey Manor East Project) 6.00% 2/1/19                0                         0
Washington County Housing & Redevelopment Authority
   Governmental Revenue (Briar Pond) Series C 7.25%
   8/20/34                                                           0                         0
White Bear Lake Multifamily Revenue (Lake Square)
   Series A
   5.875% 2/1/15 (FHA)                                       1,055,000                 1,081,407
Willmar Housing & Redevelopment Authority
   Multifamily Housing
   Revenue (Highland Apartments-Section 8)
   5.85% 6/1/19                                                      0                         0
                                                                       --------------------------
                                                                                       9,777,455
                                                                       --------------------------

Lease Revenue Bonds
Hopkins Housing & Redevelopment Authority Public
   Works and Fire
   Station Series A 5.00% 2/1/23 (MBIA)                      1,210,000                 1,269,810
Minneapolis Special School District #001 Series A
   5.00% 2/1/18 (FSA)                                        1,545,000                 1,629,141
   5.00% 2/1/19 (FSA)                                        1,535,000                 1,618,596
   5.00% 2/1/20 (FSA)                                        1,690,000                 1,782,037
Puerto Rico Public Buildings Authority Revenue
   (Government
   Facilities) Series D 5.25% 7/1/36                                 0                         0
St. Paul Port Authority Lease Revenue
   (Cedar Street Office Building Project)
   5.00% 12/1/22                                                     0                         0
   5.125% 12/1/27                                            2,000,000                 2,106,540
   5.25% 12/1/27                                             3,840,000                 4,062,605
   (Robert Street Office Building Project)
   4.75% 12/1/23                                                     0                         0
   5.00% 12/1/27                                                     0                         0
   Series 9 5.25% 12/1/27                                            0                         0
                                                                       --------------------------
                                                                                      12,468,729
                                                                       --------------------------

Local General Obligation Bonds
Big Lake Independent School District #727 Series A
   5.00% 2/1/17 (FSA)                                        1,040,000                 1,082,484
   5.00% 2/1/20 (FSA)                                        1,000,000                 1,040,850
Bloomington Independent School District #271
   Series B 5.00% 2/1/17                                             0                         0
Cambridge Independent School District #911
   Series A 4.75% 2/1/30 (MBIA)                                      0                         0
Centennial Independent School District #012
   Series A 5.00% 2/1/18 (FSA)                               1,270,000                 1,339,164
Dakota County Capital Improvement
   Series A 4.75% 2/1/26                                             0                         0
Dakota County Community Development Agency
   Governmental
   Housing Development 5.00% 1/1/21                          1,275,000                 1,327,237
Farmington Independent School District #192 Capital
   Appreciation Series B
    5.00% 2/1/27 (FSA)                                       4,000,000                 4,220,400
   ^5.34% 2/1/21 (FSA)                                               0                         0
   ^5.422% 2/1/20 (FSA)                                              0                         0
Hennepin County Regional Railroad Authority
   5.00% 12/1/31                                                     0                         0
^Lakeville Independent School District #194
   Capital Appreciation
   Series B 5.450% 2/1/19 (FSA)                                      0                         0
Lakeville Independent School District #194
   Series A 4.75% 2/1/22 (FSA)                               2,350,000                 2,434,671
^Mahtomedi Independent School District #832
   Capital Appreciation
   Series B 5.898% 2/1/14 (MBIA)                                     0                         0
Metropolitan Council Waste Water Treatment
   Series B 5.00% 12/1/21                                            0                         0
Minneapolis Library 5.00% 12/1/25                                    0                         0
Minneapolis Tax Increment Revenue
   (St. Anthony Falls Project) 5.75% 2/1/27                          0                         0
Morris Independent School District #769
   5.00% 2/1/24 (MBIA)                                       4,875,000                 5,191,485
Mounds View Independent School District #621
   5.00% 2/1/20 (MBIA)                                       2,970,000                 3,125,806
   5.375% 2/1/24 (FGIC)                                      6,170,000                 6,572,346
New Brighton Tax Increment Series A
   5.00% 2/1/26 (MBIA)                                       1,185,000                 1,266,860
   5.00% 2/1/27 (MBIA)                                               0                         0
   5.00% 2/1/28 (MBIA)                                               0                         0
Osseo Independent School District #279
   Series A 5.00% 2/1/21 (FSA)                               3,570,000                 3,764,422
Prior Lake Independent School District #719
   Series B 5.00% 2/1/19 (FSA)                                       0                         0
Ramsey County State Aid Series C 5.00% 2/1/28                        0                         0
Robbinsdale Independent School District #281
   5.00% 2/1/21 (FSA)                                        1,310,000                 1,381,343
Rockford Independent School District #883
  &(8) 5.625% 2/1/23 (FSA)                                           0                         0
  &(9) 5.60% 2/1/21 (FSA)                                    3,210,000                 3,402,359
^Rosemont Independent School District #196
   Capital Appreciation
   Series B
   5.80% 4/1/09 (FSA)                                        1,860,000                 1,693,214
   5.85% 4/1/10 (FSA)                                        2,240,000                 1,962,845
   5.931% 4/1/11 (FSA)                                               0                         0
   5.96% 4/1/12 (FSA)                                                0                         0
   6.008% 4/1/13 (FSA)                                               0                         0
^Sartell Independent School District #748
   Capital Appreciation Series B
   5.976% 2/1/13 (MBIA)                                              0                         0
   6.099% 2/1/15 (MBIA)                                              0                         0
   6.15% 2/1/16 (MBIA)                                               0                         0
^Sauk Rapids Independent School District #047
   Series B
   5.982% 2/1/15 (FSA)                                       2,700,000                 1,788,723
   6.083% 2/1/17 (FSA)                                       2,245,000                 1,316,288
South Washington County Independent School
   District #833
 &(10)  5.60% 2/1/20 (MBIA)                                  6,880,000                 7,292,284
 &(11)  5.60% 2/1/21 (MBIA)                                  7,290,000                 7,726,853
St. Michael Independent School District #885
   5.00% 2/1/20 (FSA)                                        1,970,000                 2,073,346
   5.00% 2/1/27 (FSA)                                        3,435,000                 3,572,675
St. Paul Housing & Redevelopment Authority Tax
   Increment (Upper
   Landing Project) Series A 6.80% 3/1/29                            0                         0
St. Peter's Hospital Series A 5.00% 9/1/24 (MBIA)                    0                         0
Todd Morrison Cass & Wadena Counties United
   Hospital District
   (Health Care Facilities Lakewood)
   5.00% 12/1/21                                                     0                         0
   5.00% 12/1/34                                                     0                         0
   5.125% 12/1/24                                                    0                         0
                                                                       --------------------------
                                                                                      63,575,655
                                                                       --------------------------

§Pre-Refunded Bonds
Chaska Electric Revenue Series A 6.00% 10/1/25-10                    0                         0
Little Canada Multifamily Housing Revenue
   Alternative Development
   (Montreal Courts Apartments Project) Series A
   6.10% 12/1/17-07                                                  0                         0
   6.25% 12/1/27-07                                                  0                         0
Minneapolis Community Development Agency (Supported
   Development Revenue) Series G-3 5.45% 12/1/31-11          2,000,000                 2,169,280
Minneapolis Health Care System Revenue
   (Fairview Health Services)
   Series A 5.625% 5/15/32-12                                5,400,000                 5,981,094
Minneapolis Tax Increment Revenue
   Series E 5.00% 3/1/13-09                                          0                         0
Minnesota Agricultural & Economic Development
   Board Revenue
   (Fairview Health Care System) Series A
   5.75% 11/15/26-07 (MBIA)                                 10,070,000                10,525,264
   6.375% 11/15/29-10                                                0                         0
Minnesota Higher Education Facilities Series 4-1
   6.00% 10/1/12-06                                                  0                         0
   6.00% 10/1/16-06                                                  0                         0
Minnesota Public Facilities Authority Water
   Pollution Control Revenue
   Series A 5.00% 3/1/20-10                                          0                         0
   Series B 4.75% 3/1/19-09                                          0                         0
Minnesota State Higher Education Facilities
   Authority Revenue
   (Hameline University) Series 4-1
   6.00% 10/1/12-06                                                  0                         0
   6.00% 10/1/16-06                                                  0                         0
Puerto Rico Public Buildings Authority Guaranteed
   Government
   Facilities Revenue Series D 5.25% 7/1/36-12                       0                         0
Southern Minnesota Municipal Power Agency Supply
   Revenue Series A
   5.75% 1/1/18                                              3,790,000                 4,000,156
   5.75% 1/1/18 (AMBAC)                                        670,000                   707,152
Southern Minnesota Municipal Power Agency Supply
   System Revenue
   Series A 5.75% 1/1/18-16 (MBIA)                                   0                         0
                                                                       --------------------------
                                                                                      23,382,946
                                                                       --------------------------

Special Tax Bonds
^Minneapolis Community Development Agency Tax
   Increment
   Revenue 6.674% 9/1/09 (MBIA)                                      0                         0
Virgin Islands Public Finance Authority
   (Matching Fund Loan) Series A
   5.25% 10/1/22                                             1,785,000                 1,882,854
                                                                       --------------------------
                                                                                       1,882,854
                                                                       --------------------------

State General Obligation Bonds
Minnesota State
   5.00% 11/1/20 (FSA)                                       5,500,000                 5,762,239
   5.00% 8/1/21                                                      0                         0
Minnesota State Refunding Various Purposes
   5.00% 6/1/13                                                      0                         0
Puerto Rico Commonwealth Public Improvement
   Series A
   5.00% 7/1/34                                                      0                         0
   5.50% 7/1/19 (MBIA)                                               0                         0
Puerto Rico Commonwealth Series B
   5.00% 7/1/35                                                      0                         0
Puerto Rico Government Development Bank
   Senior Notes
   Series B 5.00% 12/1/14                                            0                         0
                                                                       --------------------------
                                                                                       5,762,239
                                                                       --------------------------

Transportation Revenue Bonds
Minneapolis/St. Paul Metropolitan Airports
   Commission Revenue Series A
   5.00% 1/1/22 (AMBAC)                                              0                         0
   5.00% 1/1/22 (MBIA)                                       2,000,000                 2,092,020
   5.125% 1/1/25 (FGIC)                                        100,000                   103,457
   5.25% 1/1/16 (MBIA)                                               0                         0
   5.25% 1/1/32 (FGIC)                                               0                         0
Minneapolis/St. Paul Metropolitan Airports
   Commission Revenue Series C
   5.125% 1/1/20 (FGIC)                                      2,000,000                 2,099,560
   5.25% 1/1/32 (FGIC)                                       6,595,000                 6,900,942
   5.50% 1/1/17 (FGIC)                                               0                         0
                                                                       --------------------------
                                                                                      11,195,979
                                                                       --------------------------

Water & Sewer Revenue Bonds
   &(12) Minnesota Public Facilities Authority Water
   Pollution Control Revenue
   5.25% 3/1/18                                                      0                         0
                                                                       --------------------------
                                                                                               0
                                                                       --------------------------
Total Municipal Bonds                                                                239,100,979
                                                                       --------------------------

Short-Term Investments
Money Market Instruments
Federated Minnesota Municipal Cash Trust                       857,402                   857,402
                                                                       --------------------------
                                                                                         857,402
                                                                       --------------------------

oVariable Rate Demand Notes
Midwest Consortium of Municipal Utilities Revenue
   Series A
   (LOC - U.S. Bank N.A.) 3.40% 1/1/25                       1,000,000                 1,000,000
Minneapolis Guthrie Parking Ramp 3.05% 12/1/33 (SPA)                 0                         0
Minneapolis Health Care System Revenue
   (Fairview Health Services) Series A
   3.40% 11/15/32 (AMBAC)(SPA)                               1,400,000                 1,400,000
Minneapolis Revenue (Guthrie Theater Project)
   Series A
   (LOC - Wells Fargo Bank) 3.27% 10/1/23                    1,000,000                 1,000,000
Minnesota State Higher Education Facilities
   Authority Revenue
   (Carleton College) Series 6-D 3.30% 4/1/35 (SPA)          3,060,000                 3,060,000
                                                                       --------------------------
                                                                                       6,460,000
                                                                       --------------------------
                                                                                       7,317,402
                                                                       --------------------------
Total Investments at Market                                                        $ 246,418,381
                                                                       --------------------------
Total Investments at Cost                                                          $ 231,382,840
                                                                       --------------------------

Delaware Tax-Free Minnesota Fund
Pro Forma Portfolio of Investments(A)
As of August 31, 2006
(Unaudited)

                                                               Delaware Tax-Free Minnesota Fund
                                                                      Pro Forma Combined
                                                           Par/Shares                    Market Value
                                                        ---------------------------------------------------

Municipal Bonds
Corporate-Backed Revenue Bonds
Cloquet Pollution Control Revenue (Potlatch Corp.
   Project) 5.90% 10/1/26                                 $ 6,500,000                   $ 6,612,255
Laurentian Energy Authority I Series A 5.00%
   12/1/21                                                  8,000,000                     8,082,080
Sartell Environmental Improvement Revenue
   (International Paper)
   Series A 5.20% 6/1/27                                    7,265,000                     7,464,424
Seaway Port Authority of Duluth Industrial
   Development Dock & Wharf
   Revenues (Cargill, Inc. Project) Series E
   6.125% 11/1/14                                           4,500,000                     4,598,010
                                                                       -----------------------------
                                                                                         26,756,769
                                                                       -----------------------------

Education Revenue Bonds
Minnesota State Colleges & Universities Revenue
   Fund Series A
   5.00% 10/1/22 (FSA)                                      5,135,000                     5,420,198
   5.00% 10/1/29 (MBIA)                                     5,665,000                     5,984,393
Minnesota State Higher Education Facilities
   Authority Revenue
   (Augsburg College)
   Series 6-C 5.00% 5/1/20                                  1,250,000                     1,293,763
   Series 6-J1 5.00% 5/1/36                                 2,225,000                     2,257,685
   (College of St. Benedict) Series 4-G 6.20%
   3/1/16                                                   1,000,000                     1,001,380
   (St. Catherine College) Series 5-N1
   5.00% 10/1/18                                            2,200,000                     2,272,666
   5.25% 10/1/22                                            1,500,000                     1,559,640
   5.375% 10/1/32                                           1,000,000                     1,047,430
St. Cloud Housing & Redevelopment Authority Revenue
   (State University Foundation Project) 5.00%
   5/1/23                                                   2,000,000                     2,084,440
University of Minnesota
   &(1)  5.50% 7/1/21                                      10,500,000                    12,065,498
   &(2)  5.75% 7/1/18                                       3,840,000                     4,490,112
                                                                      ------------------------------
                                                                                         39,477,205
                                                                      ------------------------------

Electric Revenue Bonds
Chaska Electric Revenue (Generating Facilities)
   Series A 5.00% 10/1/30                                   3,000,000                     3,096,030
Minnesota State Municipal Power Agency
   5.00% 10/1/35                                            3,000,000                     3,087,030
   Series A 5.00% 10/1/34                                   6,250,000                     6,416,938
   Series A 5.125% 10/1/29                                  3,000,000                     3,114,450
Northern Minnesota Municipal Power Agency Electric
   System  Revenue
   ^Series A 5.849% 1/1/09 (AMBAC)                          3,815,000                     3,505,413
   Series B 4.75% 1/1/20 (AMBAC)                            2,500,000                     2,565,300
&(3) Northern Municipal Power Agency Electric System
   Revenue
   5.25% 1/1/13 (FSA)                                       9,170,000                     9,663,438
Puerto Rico Electric Power Authority Power Revenue
   Series GG 4.75% 9/1/21 (FSA)                             1,000,000                     1,024,320
   Series OO 5.00% 7/1/13 (CIFG)                            1,315,000                     1,419,385
Rochester Electric Utilities Revenue 5.25% 12/1/30          4,915,000                     5,091,350
Shakopee Public Utilities Commission Revenue 5.125%
   2/1/26 (MBIA)                                            2,850,000                     2,924,385
Southern Minnesota Municipal Power Agency Supply
   System Revenue Series A
   5.00% 1/1/12 (AMBAC)                                     4,205,000                     4,476,601
   5.00% 1/1/13 (MBIA)                                      5,820,000                     6,248,526
   5.25% 1/1/15 (AMBAC)                                     4,500,000                     4,963,770
Southern Minnesota Municipal Power Agency Supply
   System Revenue
   &(4) 5.25% 1/1/15 (AMBAC)                                5,900,000                     6,508,084
   &(5) 5.25% 1/1/14 (AMBAC)                                4,000,000                     4,382,720
Western Minnesota Municipal Power Agency Series B
   5.00% 1/1/15 (MBIA)                                      1,365,000                     1,481,503
                                                                      ------------------------------
                                                                                         69,969,243
                                                                      ------------------------------

Escrowed to Maturity Bonds
Dakota/Washington Counties Housing & Redevelopment
   Authority
   Anoka Single Family Residential Mortgage Revenue
   8.45% 9/1/19 (GNMA) (AMT)                                9,000,000                    12,815,280
Dakota/Washington Counties Housing & Redevelopment
   Authority
   Bloomington Mortgage Single Family Residential
   Mortgage Revenue
   8.15% 9/1/16 (GNMA) (MBIA) (AMT)                           405,000                       540,076
   8.375% 9/1/21 (GNMA) (MBIA) (AMT)                       14,115,000                    20,532,384
Southern Minnesota Municipal Power Agency Supply
   System Revenue
   Series B 5.50% 1/1/15 (AMBAC)                              990,000                     1,048,024
University of Minnesota Series A 5.50% 7/1/21               2,000,000                     2,298,160
Western Minnesota Municipal Power Agency Supply
   Revenue Series A
   6.60% 1/1/10                                             1,650,000                     1,738,473
   9.75% 1/1/16 (MBIA)                                        715,000                     1,028,720
                                                                      ------------------------------
                                                                                         40,001,117
                                                                      ------------------------------

Health Care Revenue Bonds
Aitkin Health Care Facilities Revenue (Riverwood
   Health Care Center)
   5.60% 2/1/32                                             1,500,000                     1,534,395
Apple Valley, Minnesota Economic Development
Authority Health Care
   Revenue (Augustana Home St. Paul Project)
   Series A 6.00% 1/1/40                                    2,700,000                     2,742,336
Apple Valley, Minnesota Economic Development
   Authority Health Care
   Revenue (Evercare Senior Living Project)
   Series A 6.125% 6/1/35                                   4,000,000                     4,027,440
Bemidji Health Care Facilities First Meeting Revenue
   (North Country
   Health Services)
   5.00% 9/1/24 (RADIAN)                                      740,000                       763,391
Bloomington Housing & Redevelopment Authority
   Housing Revenue
   (Senior Summerhouse Bloomington Project,
   Presbyterian Homes
   Housing & Assisted Living, Inc.) 6.125% 5/1/35           3,420,000                     3,490,110
Breckenridge Catholic Health Initiatives
   5.00% 5/1/30                                             2,000,000                     2,085,860
Buffalo Health Care Revenue (Central Minnesota
   Senior Housing Project)
   Series A 5.50% 9/1/33                                    1,270,000                     1,262,926
Duluth Economic Development Authority Health Care
   Facilities
   Revenue Benedictine Health System (St. Mary's
   Hospital)
   5.25% 2/15/28                                            8,500,000                     8,897,034
   5.25%  2/15/33                                          10,000,000                    10,377,300
   5.50% 2/15/23                                            1,000,000                     1,070,240
Maple Grove Health Care Facilities Revenue
   (North Memorial Health Care)
   5.00% 9/1/29                                             1,000,000                     1,032,560
   5.00% 9/1/35                                             5,850,000                     6,005,669
Marshall Medical Center Gross Revenue
   Weiner Memorial Medical
   Center Project) 6.00% 11/1/28                            1,000,000                     1,044,190
Minneapolis Health Care Facility Revenue
   (Jones-Harrison
   Residence Project) 5.60% 10/1/30                         1,550,000                     1,562,943
Minneapolis Health Care System Revenue
   Allina Health Systems)
   Series A 5.75% 11/15/32                                 17,300,000                    18,572,415
   (Fairview Health Services) Series D
   5.00% 11/15/30 (AMBAC)                                   2,500,000                     2,624,925
   5.00% 11/15/34 (AMBAC)                                  10,750,000                    11,256,433
Minneapolis/St. Paul Housing & Redevelopment
   Authority
   Health Care System Revenue
   (Allina Health Systems)
   5.00% 11/15/13 (AMBAC)                                   6,490,000                     6,496,166
   (Healthpartners Obligation Group Project)
   5.625% 12/1/22                                             650,000                       695,799
   5.875% 12/1/29                                           1,000,000                     1,081,610
Minnesota Agriculture & Economic Development Board
   Revenue
   (Benedictine Health Systems) 5.75% 2/1/29                1,895,000                     1,924,733
   (Fairview Health Care System) Series A
   5.75% 11/15/26 (MBIA)                                      180,000                       187,549
   6.375% 11/15/29                                             15,000                        16,235
Northfield Hospital Revenue
   5.375% 11/1/26                                           3,785,000                     4,011,343
Prior Lake Senior Housing Revenue
   (Shepherds Path Senio Housing) Series B
   5.70% 8/1/36                                             2,000,000                     2,016,760
   5.75% 8/1/41                                             1,000,000                     1,008,820
Rochester Health Care Facilities Revenue
   (Mayo Clinic) 5.00% 11/15/36                             7,000,000                     7,303,100
   (Mayo Foundation) Series B 5.50% 11/15/27                  700,000                       725,522
Rochester Health Care Facilities Revenue
   (Mayo Foundation),
   &(6) Series A 5.50% 11/15/27                             4,200,000                     4,353,153
   &(7) Series B 5.50% 11/15/27                            16,750,000                    17,360,789
Rochester, Minnesota Multifamily Revenue
   (Wedum Shorewood
   Campus Project) 6.60% 6/1/36                             3,890,000                     4,015,997
Shakopee Health Care Facilities Revenue (St. Francis
   Regional
   Medical Center)
   5.10% 9/1/25                                             2,000,000                     2,074,840
   5.25% 9/1/34                                             7,000,000                     7,281,750
St. Louis Park Health Care Facilities Revenue
   (Park Nicollet Health
   Services) Series B
   5.25% 7/1/30                                             9,420,000                     9,871,972
   5.50% 7/1/25                                             2,000,000                     2,145,000
St. Paul Housing & Redevelopment Authority Hospital
   Revenue
   (Health East Project)
   6.00% 11/15/35                                           4,340,000                     4,769,573
   Series A 5.70% 11/1/15                                   1,300,000                     1,341,678
St. Paul Housing & Redevelopment Authority Hospital
   Revenue (St.
   Paul/Ramsey Medical Center Project)
   5.50% 5/15/13 (AMBAC)                                    1,000,000                     1,001,360
Washington County Housing & Redevelopment Authority
   Hospital
   Facilities Revenue (Health East Project)
   .50% 11/15/27                                            1,000,000                     1,023,100
Willmar (Rice Memorial Hospital Project)
   5.00% 2/1/22 (FSA)                                       1,000,000                     1,052,890
   5.00% 2/1/25 (FSA)                                       1,000,000                     1,049,430
Woodbury Economic Development Authority Housing
   Revenue
   (Senior Summerhouse Woodbury Project)  Series B
   5.75% 6/1/41                                             2,250,000                     2,294,550
                                                                      ------------------------------
                                                                                        163,453,886
                                                                      ------------------------------

Housing Revenue Bonds
Brooklyn Center Multifamily Housing Revenue
   (Shingle Creek)
   5.40% 5/20/43 (GNMA) (AMT)                               1,000,000                     1,026,180
Dakota County Housing & Redevelopment Authority
   Single Family
   Mortgage Revenue Series B 5.85% 10/1/30
   (GNMA)(FNMA)(AMT)                                          288,000                       294,684
Eagan Multifamily Revenue (Woodridge Apartments)
   5.90% 8/1/20 (GNMA)                                      1,000,000                     1,025,670
Hopkins Multifamily Housing Revenue (Hopkins
   Renaissance
   Project-Section 8) 6.375% 4/1/20                         1,000,000                     1,033,180
@Hutchinson Multifamily Housing Revenue (Evergreen
   Apartments
   Project-Section 8) 5.75% 11/1/28                           910,000                       848,490
Minneapolis Multifamily Housing Revenue
   (Bottineau Commons Project)
   5.45% 4/20/43 (GNMA) (AMT)                               1,500,000                     1,566,135
   (Grant Street Apartments Project) Series A
   7.25% 11/1/29                                              750,000                       776,745
   (Seward Towers Project)
   5.00% 5/20/36 (GNMA)                                     8,000,000                     8,314,560
   (Sumner Field) Series A
   5.50% 11/20/26 (GNMA) (AMT)                              1,000,000                     1,034,649
   (Trinity Apartments-Section 8) Series A
   6.75% 5/1/21                                             1,810,000                     1,864,924
Minnesota State Housing Finance Agency Rental
   Housing Revenue
   Series C-2 5.95% 2/1/15 (AMBAC)                          1,642,000                     1,652,279
   Series I 5.15% 7/1/38 (AMT)                              5,550,000                     5,688,918
Minnesota State Housing Finance Agency Single Family
   Mortgage
   Series A 5.30% 7/1/19                                      585,000                       609,084
   Series B 5.35% 1/1/33 (AMT)                              2,965,000                     3,042,742
   Series J 5.90% 7/1/28 (AMT)                              4,950,000                       509,909
@Park Rapids Multifamily Revenue
   (The Court Apartments
   Project-Section 8) 6.30% 2/1/20                          2,835,000                     2,630,228
St. Cloud Housing & Redevelopment Authority Revenue
   (Sterling
   Heights Apartments Project) 7.55% 4/1/39 (AMT)           1,000,000                     1,057,410
St. Louis Park Residential Mortgage Revenue
   Series A 7.25% 4/20/23 (GNMA)                               78,000                        78,179
Stillwater Multifamily Housing Revenue (Stillwater
   Cottages Project)
   7.25% 11/1/27 (AMT)                                      1,540,000                     1,573,587
   Series A 7.00% 11/1/27                                   1,000,000                     1,021,570
Wadena Housing & Redevelopment Authority Multifamily
   Housing
   Revenue (Humphrey Manor East Project) 6.00% 2/1/19       1,860,000                     1,860,316
Washington County Housing & Redevelopment Authority
   Governmental Revenue (Briar Pond) Series C 7.25%
   8/20/34                                                    955,000                       922,329
White Bear Lake Multifamily Revenue (Lake Square)
   Series A
   5.875% 2/1/15 (FHA)                                      1,055,000                     1,081,407
Willmar Housing & Redevelopment Authority
   Multifamily Housing
   Revenue (Highland Apartments-Section 8)
   5.85% 6/1/19                                               935,000                       935,000
                                                                      ------------------------------
                                                                                         40,448,175
                                                                      ------------------------------

Lease Revenue Bonds
Hopkins Housing & Redevelopment Authority Public
   Works and Fire
   Station Series A 5.00% 2/1/23 (MBIA)                     1,210,000                     1,269,810
Minneapolis Special School District #001 Series A
   5.00% 2/1/18 (FSA)                                       1,545,000                     1,629,141
   5.00% 2/1/19 (FSA)                                       1,535,000                     1,618,596
   5.00% 2/1/20 (FSA)                                       1,690,000                     1,782,037
Puerto Rico Public Buildings Authority Revenue
   (Government
   Facilities) Series D 5.25% 7/1/36                        1,070,000                     1,105,995
St. Paul Port Authority Lease Revenue
   (Cedar Street Office Building Project)
   5.00% 12/1/22                                            2,500,000                     2,639,725
   5.125% 12/1/27                                           3,000,000                     3,159,810
   5.25% 12/1/27                                            3,840,000                     4,062,605
   (Robert Street Office Building Project)
   4.75% 12/1/23                                            2,000,000                     2,054,800
   5.00% 12/1/27                                            2,500,000                     2,618,150
   Series 9 5.25% 12/1/27                                     725,000                       769,899
                                                                      ------------------------------
                                                                                         22,710,568
                                                                      ------------------------------

Local General Obligation Bonds
Big Lake Independent School District #727 Series A
   5.00% 2/1/17 (FSA)                                       1,040,000                     1,082,484
   5.00% 2/1/20 (FSA)                                       1,000,000                     1,040,850
Bloomington Independent School District #271
   Series B 5.00% 2/1/17                                    5,300,000                     5,516,505
Cambridge Independent School District #911
   Series A 4.75% 2/1/30 (MBIA)                             1,035,000                     1,060,585
Centennial Independent School District #012
   Series A 5.00% 2/1/18 (FSA)                              1,270,000                     1,339,164
Dakota County Capital Improvement
   Series A 4.75% 2/1/26                                    1,000,000                     1,021,730
Dakota County Community Development Agency
   Governmental
   Housing Development 5.00% 1/1/21                         1,275,000                     1,327,237
Farmington Independent School District #192 Capital
   Appreciation Series B
    5.00% 2/1/27 (FSA)                                     10,705,000                    11,294,845
   ^5.34% 2/1/21 (FSA)                                      1,500,000                       730,455
   ^5.422% 2/1/20 (FSA)                                     1,650,000                       849,272
Hennepin County Regional Railroad Authority
   5.00% 12/1/31                                            4,030,000                     4,169,881
^Lakeville Independent School District #194
   Capital Appreciation
   Series B 5.450% 2/1/19 (FSA)                             8,000,000                     4,281,440
Lakeville Independent School District #194
   Series A 4.75% 2/1/22 (FSA)                              7,850,000                     8,132,835
^Mahtomedi Independent School District #832
   Capital Appreciation
   Series B 5.898% 2/1/14 (MBIA)                            1,540,000                     1,151,366
Metropolitan Council Waste Water Treatment
   Series B 5.00% 12/1/21                                   1,200,000                     1,280,508
Minneapolis Library 5.00% 12/1/25                           1,500,000                     1,577,640
Minneapolis Tax Increment Revenue
   (St. Anthony Falls Project) 5.75% 2/1/27                 1,000,000                     1,027,560
Morris Independent School District #769
   5.00% 2/1/24 (MBIA)                                      4,875,000                     5,191,485
Mounds View Independent School District #621
   5.00% 2/1/20 (MBIA)                                      2,970,000                     3,125,806
   5.375% 2/1/24 (FGIC)                                     6,170,000                     6,572,346
New Brighton Tax Increment Series A
   5.00% 2/1/26 (MBIA)                                      1,185,000                     1,266,860
   5.00% 2/1/27 (MBIA)                                      1,000,000                     1,065,600
   5.00% 2/1/28 (MBIA)                                      1,000,000                     1,064,730
Osseo Independent School District #279
   Series A 5.00% 2/1/21 (FSA)                              3,570,000                     3,764,422
Prior Lake Independent School District #719
   Series B 5.00% 2/1/19 (FSA)                              3,145,000                     3,373,358
Ramsey County State Aid Series C 5.00% 2/1/28               1,060,000                     1,110,573
Robbinsdale Independent School District #281
   5.00% 2/1/21 (FSA)                                       1,310,000                     1,381,343
Rockford Independent School District #883
  &(8) 5.625% 2/1/23 (FSA)                                  7,020,000                     7,446,290
  &(9) 5.60% 2/1/21 (FSA)                                   3,210,000                     3,402,359
^Rosemont Independent School District #196
   Capital Appreciation
   Series B
   5.80% 4/1/09 (FSA)                                       1,860,000                     1,693,214
   5.85% 4/1/10 (FSA)                                       2,240,000                     1,962,845
   5.931% 4/1/11 (FSA)                                      2,600,000                     2,191,930
   5.96% 4/1/12 (FSA)                                       1,850,000                     1,498,500
   6.008% 4/1/13 (FSA)                                      1,915,000                     1,486,959
^Sartell Independent School District #748
   Capital Appreciation Series B
   5.976% 2/1/13 (MBIA)                                       540,000                       419,186
   6.099% 2/1/15 (MBIA)                                     1,075,000                       766,647
   6.15% 2/1/16 (MBIA)                                      1,750,000                     1,191,173
^Sauk Rapids Independent School District #047
   Series B
   5.982% 2/1/15 (FSA)                                      2,700,000                     1,788,723
   6.083% 2/1/17 (FSA)                                      2,245,000                     1,316,288
South Washington County Independent School
   District #833
 &(10)  5.60% 2/1/20 (MBIA)                                 6,880,000                     7,292,284
 &(11)  5.60% 2/1/21 (MBIA)                                 7,290,000                     7,726,853
St. Michael Independent School District #885
   5.00% 2/1/20 (FSA)                                       1,970,000                     2,073,346
   5.00% 2/1/27 (FSA)                                       3,435,000                     3,572,675
St. Paul Housing & Redevelopment Authority Tax
   Increment (Upper
   Landing Project) Series A 6.80% 3/1/29                   1,000,000                     1,073,320
St. Peter's Hospital Series A 5.00% 9/1/24 (MBIA)           1,905,000                     1,975,980
Todd Morrison Cass & Wadena Counties United
   Hospital District
   (Health Care Facilities Lakewood)
   5.00% 12/1/21                                            2,000,000                     2,061,880
   5.00% 12/1/34                                            1,000,000                     1,015,870
   5.125% 12/1/24                                           1,000,000                     1,035,980
                                                                      ------------------------------
                                                                                        127,793,182
                                                                      ------------------------------

§Pre-Refunded Bonds
Chaska Electric Revenue Series A 6.00% 10/1/25-10           1,000,000                     1,090,550
Little Canada Multifamily Housing Revenue
   Alternative Development
   (Montreal Courts Apartments Project) Series A
   6.10% 12/1/17-07                                         1,230,000                     1,255,449
   6.25% 12/1/27-07                                         2,900,000                     2,985,666
Minneapolis Community Development Agency (Supported
   Development Revenue) Series G-3 5.45% 12/1/31-11         2,000,000                     2,169,280
Minneapolis Health Care System Revenue
   (Fairview Health Services)
   Series A 5.625% 5/15/32-12                              16,925,000                    18,746,298
Minneapolis Tax Increment Revenue
   Series E 5.00% 3/1/13-09                                 6,265,000                     6,481,268
Minnesota Agricultural & Economic Development
   Board Revenue
   (Fairview Health Care System) Series A
   5.75% 11/15/26-07 (MBIA)                                10,070,000                    10,525,264
   6.375% 11/15/29-10                                         485,000                       540,630
Minnesota Higher Education Facilities Series 4-1
   6.00% 10/1/12-06                                           980,000                       981,901
   6.00% 10/1/16-06                                         1,400,000                     1,402,716
Minnesota Public Facilities Authority Water
   Pollution Control Revenue
   Series A 5.00% 3/1/20-10                                 3,000,000                     3,138,480
   Series B 4.75% 3/1/19-09                                 2,000,000                     2,056,200
Minnesota State Higher Education Facilities
   Authority Revenue
   (Hameline University) Series 4-1
   6.00% 10/1/12-06                                           270,000                       270,532
   6.00% 10/1/16-06                                           390,000                       390,768
Puerto Rico Public Buildings Authority Guaranteed
   Government
   Facilities Revenue Series D 5.25% 7/1/36-12              2,930,000                     3,168,561
Southern Minnesota Municipal Power Agency Supply
   Revenue Series A
   5.75% 1/1/18                                             3,790,000                     4,000,156
   5.75% 1/1/18 (AMBAC)                                       670,000                       707,152
Southern Minnesota Municipal Power Agency Supply
   System Revenue
   Series A 5.75% 1/1/18-16 (MBIA)                          1,000,000                     1,055,450
                                                                      ------------------------------
                                                                                         60,966,321
                                                                      ------------------------------

Special Tax Bonds
^Minneapolis Community Development Agency Tax
   Increment
   Revenue 6.674% 9/1/09 (MBIA)                             5,750,000                     5,157,175
Virgin Islands Public Finance Authority
   (Matching Fund Loan) Series A
   5.25% 10/1/22                                            1,785,000                     1,882,854
                                                                      ------------------------------
                                                                                          7,040,029
                                                                      ------------------------------

State General Obligation Bonds
Minnesota State
   5.00% 11/1/20 (FSA)                                     13,675,000                    14,327,023
   5.00% 8/1/21                                             2,400,000                     2,538,216
Minnesota State Refunding Various Purposes
   5.00% 6/1/13                                             5,175,000                     5,296,509
Puerto Rico Commonwealth Public Improvement
   Series A
   5.00% 7/1/34                                             4,500,000                     4,597,695
   5.50% 7/1/19 (MBIA)                                      1,500,000                     1,723,230
Puerto Rico Commonwealth Series B
   5.00% 7/1/35                                             1,500,000                     1,537,980
Puerto Rico Government Development Bank
   Senior Notes
   Series B 5.00% 12/1/14                                   1,000,000                     1,064,340
                                                                      ------------------------------
                                                                                         31,084,993
                                                                      ------------------------------

Transportation Revenue Bonds
Minneapolis/St. Paul Metropolitan Airports
   Commission Revenue Series A
   5.00% 1/1/22 (AMBAC)                                     3,440,000                     3,513,066
   5.00% 1/1/22 (MBIA)                                      2,000,000                     2,092,020
   5.125% 1/1/25 (FGIC)                                       100,000                       103,457
   5.25% 1/1/16 (MBIA)                                      1,460,000                     1,570,011
   5.25% 1/1/32 (FGIC)                                      5,000,000                     5,235,999
Minneapolis/St. Paul Metropolitan Airports
   Commission Revenue Series C
   5.125% 1/1/20 (FGIC)                                     2,000,000                     2,099,560
   5.25% 1/1/32 (FGIC)                                      8,845,000                     9,255,320
   5.50% 1/1/17 (FGIC)                                      2,500,000                     2,669,725
                                                                      ------------------------------
                                                                                         26,539,158
                                                                      ------------------------------

Water & Sewer Revenue Bonds
   &(12) Minnesota Public Facilities Authority Water
   Pollution Control Revenue
   5.25% 3/1/18                                            10,000,000                    10,399,649
                                                                      ------------------------------
                                                                                         10,399,649
                                                                      ------------------------------
Total Municipal Bonds                                                                   666,640,295
                                                                      ------------------------------

Short-Term Investments
Money Market Instruments
Federated Minnesota Municipal Cash Trust                    1,275,567                     1,275,567
                                                                      ------------------------------
                                                                                          1,275,567
                                                                      ------------------------------

oVariable Rate Demand Notes
Midwest Consortium of Municipal Utilities Revenue
   Series A
   (LOC - U.S. Bank N.A.) 3.40% 1/1/25                      1,100,000                     2,000,000
Minneapolis Guthrie Parking Ramp 3.05% 12/1/33 (SPA)        1,000,000                     1,000,000
Minneapolis Health Care System Revenue
   (Fairview Health Services) Series A
   3.40% 11/15/32 (AMBAC)(SPA)                              1,400,000                     1,400,000
Minneapolis Revenue (Guthrie Theater Project)
   Series A
   (LOC - Wells Fargo Bank) 3.27% 10/1/23                   1,000,000                     1,000,000
Minnesota State Higher Education Facilities
   Authority Revenue
   (Carleton College) Series 6-D 3.30% 4/1/35 (SPA)         9,060,000                     9,060,000
                                                                      ------------------------------
                                                                                         14,460,000
                                                                      ------------------------------
                                                                                         15,735,567
                                                                      ------------------------------
Total Investments at Market                                                           $ 682,375,862
                                                                      ------------------------------
Total Investments at Cost                                                             $ 649,412,078
                                                                      ------------------------------

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FNMA - Insured by Federal National Mortgage Association
FSA  - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
LOC - Letter of Credit
MBIA  - Insured by the Municipal Bond Insurance Association
RADIAN  - Insured by Radian Asset Assurance
SPA - Stand-by Purchase Agreement

§Pre-Refunded  Bonds.  Municipals that are generally backed or secured by U.S.
Treasury bonds. For  Pre-Refunded  Bonds, the stated maturity is followed by the year in which the bond is  pre-refunded.

oVariable  rate  security.  The interest rate shown is the rate as of August 31,
2006.

^Zero  coupon  security.  The  interest  rate  shown is the yield at the time of purchase.

@Illiquid  security.  At August  31,  2006,  the  aggregate  amount of  illiquid securities  equals  $3,478,718,  which  represented 0.55% of the combined Funds'
market  value of  investments.  See  Note #6 in "Pro  Forma  Notes to  Financial
Statements."

&(1) Security held in a trust in connection with the Inverse Floater security
   $5,250,000, 7.453%, 7/1/21.
&(2) Security held in a trust in connection with the Inverse Floater security
   $1,920,000, 7.96%, 7/1/18.
&(3) Security held in a trust in connection with the Inverse Floater security
   $4,585,000, 6.946%, 1/1/13.
&(4)  Security held in a trust in connection with the Inverse Floater security
   $2,950,000, 7.251%, 1/1/15.
&(5) Security held in a trust in connection with the Inverse Floater security
   $2,000,000, 6.966%, 1/1/14.
&(6)  Security held in a trust in connection with the Inverse Floater security
   $2,100,000, 7.453%, 11/15/27.
&(7)  Security held in a trust in connection with the Inverse Floater security
   $8,375,000, 7.453%, 11/15/27.
&(8) Security held in a trust in connection with the Inverse Floater security
   $3,510,000, 7.706%, 2/1/23.
&(9) Security held in a trust in connection with the Inverse Floater security
   $1,605,000, 7.656%, 2/1/21.
&(10) Security held in a trust in connection with the Inverse Floater security
   $3,440,000, 7.656%, 2/1/20.
&(11) Security held in a trust in connection with the Inverse Floater security
   $3,645,000, 7.656%, 2/1/21.
&(12)  Security held in a trust in connection with the Inverse Floater security
   $5,000,000, 6.946%, 3/1/18.

&An inverse  floater bond is a type of bond with  variable or floating  interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of August 31, 2006. For additional information on the  Inverse  Floater  programs,  see Note #6 in  "Proforma  Notes to  Financial
Statements."

(A) No adjustments  are shown to the unaudited pro forma  combined  portfolio of investments  due to the  fact  that  upon  completion  of  the  acquisition,  no securities  would need to be sold in order for the Acquiring Fund to comply with its  Prospectus  and SEC and  IRS  guidelines  and  restrictions.  However,  the foregoing  sentence  shall not restrict in any way the ability of the investment adviser of either of the Funds from buying or selling  securities  in the normal course of such Fund's business and operations.

See Pro Forma Notes to Financial Statements

Delaware Tax-Free Minnesota Fund
PRO FORMA COMBINED
Statement of Assets and Liabilities
As of August 31, 2006
(Unaudited)

                                                                                                             Delaware Tax-Free
                                                                                                               Minnesota Fund
                                                 Delaware Tax-Free      Delaware Tax-Free      Pro Forma         Pro Forma
                                                  Minnesota Fund     Minnesota Insured Fund   Adjustments         Combined
                                              --------------------   -----------------------  -----------    ------------------
Assets

Investments, at market value                        $ 435,957,481             $ 246,418,381          $ -         $ 682,375,862
Cash                                                        1,882                     6,280                              8,162
Receivable for fund shares sold                           628,451                 2,913,948                          3,542,399
Interest receivable                                     5,572,658                   312,175                          5,884,833
                                              --------------------   -----------------------  -----------    ------------------
         Total Assets                                 442,160,472               249,650,784            -           691,811,256
                                              --------------------   -----------------------  -----------    ------------------

Liabilities

Liability for Inverse Floater programs                 31,105,000                13,275,000
Accrued expenses and other liabilities                    404,468                   232,423                            636,891
Payable for securities purchased                        1,255,890                         -                          1,255,890
Payable for fund shares purchased                         238,427                    82,589                            321,016
Payable for distributions to
 shareholders                                             401,929                   224,098                            626,027
Interest and related expense payable
 for Inverse Floater programs                             556,023                   241,623                            797,646
Transaction costs payable                                       -                         -       73,334 *              73,334
                                              --------------------   -----------------------  -----------    ------------------
         Total Liabilities                             33,961,737                14,055,733       73,334             3,710,804
                                              --------------------   -----------------------  -----------    ------------------
Net Assets                                          $ 408,198,735             $ 235,595,051    $ (73,334)        $ 688,100,452
                                              ====================   =======================  ===========    ==================

Investment at Cost                                  $ 418,029,238             $ 231,382,840          $ -         $ 649,412,078

Components of Net Assets

Shares of beneficial interest
 (unlimited authorization - no par)                 $ 389,782,636             $ 220,321,556          $ -         $ 610,104,192
Distributions in excess of net
 investment income                                        (22,418)                        -      (73,334)*             (95,752)
Accumulated net realized gain on
 investments                                              510,274                   237,954                            748,228
Net unrealized appreciation of
 investments                                           17,928,243                15,035,541                         32,963,784
                                              --------------------   -----------------------  -----------    ------------------
Net Assets                                          $ 408,198,735             $ 235,595,051    $ (73,334)        $ 643,720,452
                                              ====================   =======================  ===========    ==================

*    Adjustment  reflects the costs of
     the transaction to be incurred
     by the Funds.

Shares Outstanding                                     32,667,613                21,640,206   (2,784,308)           51,523,511

Class A Shares                                         30,552,280                19,552,653   (2,512,941)           47,591,992
Class B Shares                                            908,021                   936,209     (121,757)            1,722,473
Class C Shares                                          1,207,312                 1,151,344     (149,610)            2,209,046

Net Assets:

Class A Shares                                      $ 381,719,633             $ 212,859,134     ($67,416)        $ 594,511,351
Class B Shares                                         11,353,799                10,182,240      ($2,605)           21,533,434
Class C Shares                                         15,125,303                12,553,677      ($3,313)           27,675,667

Net asset value per share:

Class A Shares                                             $12.49                    $10.89                             $12.49
Class B Shares                                             $12.50                    $10.88                             $12.50
Class C Shares                                             $12.53                    $10.90                             $12.53

Offering price per share:

Class A Shares                                             $13.08                    $11.40                             $13.08

See Pro Forma Notes to Financial
Statements

Delaware Tax-Free Minnesota Fund
PRO FORMA COMBINED
Statement of Operations
For the Twelve Months Ended August 31, 2006
(Unaudited)

                                                                                                           Delaware Tax-Free
                                        Delaware Tax-Free         Delaware Tax-Free      Pro Forma            Minnesota Fund
                                           Minnesota Fund    Minnesota Insured Fund    Adjustments        Pro Forma Combined
                                        ------------------------------------------------------------------------------------

Investment Income
  Interest income                            $ 21,137,119              $ 12,150,622            $ -              $ 33,287,741
                                        ------------------------------------------------------------------------------------

Expenses
  Management fees                               2,190,839                 1,188,037         50,833(A)              3,429,709
  Interest and related expense                  1,051,651                   449,819                                1,501,470
  Distribution expenses - Class A                 928,423                   535,795                                1,464,218
  Distribution expenses - Class B                 122,428                   111,364                                  233,792
  Distribution expenses - Class C                 144,811                   122,115                                  266,926
  Dividend disbursing and transfer
   agent fees and expenses                        203,190                   134,876                                  338,066
  Accounting and administration
   expenses                                       159,334                    95,043                                  254,377
  Reports and statements to
   shareholders                                    31,031                    27,876                                   58,907
  Legal and professional fees                      61,009                    47,903        (10,600)(B)                98,312
  Registration fees                                27,692                    17,639        (16,565)(B)                28,766
  Insurance fees                                   11,229                     5,975                                   17,204
  Trustees' fees                                   20,743                    13,468                                   34,211
  Custodian fees                                   19,475                    10,740         (2,000)(B)                28,215
  Pricing fees                                      4,009                     2,633           (474)(B)                 6,168
  Taxes (other than taxes on income)                1,302                       743                                    2,045
  Other                                            13,269                     8,043         (1,175)(B)                20,137
                                        ------------------------------------------------------------------------------------
                                                4,990,435                 2,772,069         20,019                 7,782,523
  Less expenses absorbed or waived                (15,468)                  (28,216)      (200,258)(C)              (243,942)
  Less expense paid indirectly                     (2,148)                     (811)           811 (B)                (2,148)
                                        ------------------------------------------------------------------------------------
  Total expenses                                4,972,819                 2,743,042       (179,428)                7,536,433
                                        ------------------------------------------------------------------------------------

Net Investment Income                          16,164,300                 9,407,580        179,428                25,751,308
                                        ------------------------------------------------------------------------------------

Net Realized and Unrealized Gain/
(Loss) on Investments:
  Net realized gain on investments                420,471                  (191,561)             -                   228,910
  Change in unrealized appreciation/
   (depreciation) of investments               (5,618,279)               (4,320,530)             -                (9,938,809)
                                        ------------------------------------------------------------------------------------
Net Realized and Unrealized Gain on
Investments                                    (5,197,808)               (4,512,091)             -                (9,709,899)

Change in Net Assets Resulting from
Operations                                   $ 10,966,492               $ 4,895,489      $ 179,428              $ 16,041,409
                                        ====================================================================================

(A)  Increase to reflect higher management fee for the surviving Fund.

(B)  Decrease to reflect appropriate expense levels by merging the Funds.

(C)  In addition to the fee waiver/fee  reimbursement currently in place for the
     Delaware  Tax-Free  Minnesota  Fund  through  December  31,  2007,  DMC has contractually  agreed to cap (the "Expense  Cap") the total expenses of the combined  Fund  for at  least  one  year  after  the  closing  date  of the
     Transaction  in order to ensure that the  combined  Fund's  total  expenses
     (excluding inverse floater program expenses and the expenses related to the
     Transaction) do not exceed the Delaware  Tax-Free  Minnesota Insured Fund's total expenses (excluding inverse floater program expenses and the expenses related to the Transaction). The Expense Cap also excludes taxes, interest, brokerage  fees,  certain  insurance costs and  non-routine  expenses.  For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the combined Fund's Board and DMC.

See Pro Forma Notes to Financial Statements

Delaware Tax-Free Minnesota Fund
Pro Forma Notes to Financial Statements
August 31, 2006 (Unaudited)

Voyageur Tax Free Funds (the "Trust") is organized as a Delaware statutory trust and offers the Delaware Tax-Free Minnesota Fund. These financial  statements and related notes pertain to the Delaware Tax-Free Minnesota Fund (the "Fund").  The
Trust is an open-end investment company. The Fund is considered  non-diversified under the Investment  Company Act of 1940, as amended.  The Fund offers Class A,
Class B and  Class C shares.  Class A shares  are sold  with a  front-end  sales charge of up to 4.50%.  Class A share purchases of $1,000,000 or more will incur a contingent  deferred sales charge of up to 1% if redeemed during the first two years, provided that, a financial advisor was paid commission on the purchase of those shares.  Class B shares are sold with a contingent  deferred  sales charge that  declines from 4.00% to zero  depending  upon the period of time the shares are  held.  Class B shares  will  automatically  convert  to Class A shares on a quarterly basis  approximately  eight years after  purchase.  Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months.

The  investment  objective  of the  Fund is to seek as high a level  of  current income  exempt from federal  income tax and from the  Minnesota  state  personal income tax, as is consistent with preservation of capital.

1. Basis of Pro forma Presentation
The accompanying pro forma financial statements are presented to show the effect of the  proposed  acquisition  of Delaware  Tax-Free  Minnesota  Insured Fund by
Delaware Tax-Free  Minnesota Fund. The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of Delaware
Tax-Free  Minnesota Insured Fund by Delaware  Tax-Free  Minnesota Fund had taken place as of September 1, 2006.

Under the terms of the Agreement and Plan of Reorganization,  the combination of
Delaware Tax-Free  Minnesota  Insured Fund and Delaware Tax-Free  Minnesota Fund
will be  accounted  for by a  method  of  accounting  for  tax-free  mergers  of investment  companies.  The acquisition  would be accomplished by an acquisition
(the  "Transaction")  of the net assets of Delaware  Tax-Free  Minnesota Insured
Fund in exchange for shares of the Delaware Tax-Free Minnesota Fund at net asset value.  The  statement of assets and  liabilities  and the related  statement of operations of Delaware  Tax-Free  Minnesota  Insured Fund and Delaware  Tax-Free
Minnesota  Fund have been  combined as of and for the twelve months ended August
31, 2006 or Statement of Additional Information dated January 3, 2007.

The  accompanying pro forma financial  statements  should be read in conjunction with the financial  statements of Delaware  Tax-Free  Minnesota Insured Fund and
Delaware  Tax-Free  Minnesota  Fund included in their annual report dated August
31, 2006 or Statement of Additional Information dated January 3, 2007.

2. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security  Valuation - Long-term  debt  securities  are valued by an  independent pricing  service and such prices are  believed to reflect the fair value of such securities.  Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates  market value.  Open-end investment companies are valued at their  published net asset value.  Other  securities and assets for which market  quotations are not readily available are valued at fair value as  determined  in good faith under the  direction  of the Fund's Board of
Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into  consideration,  such as market closures, aftermarket trading or significant events after local market
trading  (e.g.,   government  actions  or  pronouncements,   trading  volume  or
volatility on markets, exchanges among dealers, or news events).

Federal  Income  Taxes - The Fund  intends to  continue  to qualify  for federal income tax  purposes as a regulated  investment  company and make the  requisite distributions  to  shareholders.  Accordingly,  no provision for federal  income taxes has been made in the financial statements.

On July 13, 2006, the Financial  Accounting Standards Board (FASB) released FASB
Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN
48 provides  guidance for how  uncertain  tax  positions  should be  recognized, measured,  presented, and disclosed in the financial statements. FIN 48 requires the  evaluation of tax positions  taken or expected to be taken in the course of preparing  the Fund's tax returns to  determine  whether the tax  positions  are
"more-likely-than-not"  of being sustained by the applicable tax authority.  Tax positions  not  deemed  to meet  the  more-likely-than-not  threshold  would  be recorded as a tax benefit or expense in the current year.  Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all  open  tax  years as of the  effective  date.  Although  the  Fund's  tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class  Accounting - Investment  income and common  expenses are allocated to the classes of the Fund on the basis of  "settled  shares" of each class in relation to the  net  assets  of  the  Fund.  Realized  and  unrealized  gain  (loss)  on investments  is  allocated  to the  various  classes of the Fund on the basis of daily net assets of each  class.  Distribution  expenses  relating to a specific class are charged directly to that class.

Use of Estimates - The  preparation of financial  statements in conformity  with
U.S.  generally  accepted  accounting  principles  requires  management  to make estimates  and  assumptions  that  affect  the  reported  amounts  of assets and liabilities at the date of the financial  statements and the reported amounts of revenues and expenses during the reporting  period.  Actual results could differ from those estimates.

Interest and Related Expenses - Interest and related expenses  include,  but are not  limited  to,  interest  expense,  remarketing  fees,  liquidity  fees,  and trustees' fees from the Delaware  Tax-Free  Minnesota  Fund's  participation  in inverse floater programs where the Fund has transferred its own bonds to a trust that issues floating rate  securities and inverse  floating rate securities with an aggregate  principal amount equal to the principal of the transferred  bonds.
The Fund  receives  the inverse  floater  securities  and cash from the trust in consideration  of the conveyance of the municipal  bonds to the trust.  The cash received is treated as a form of liability  for  accounting  purposes.  Interest expense is recorded by the Fund based on the interest  rate of the floating rate securities.  Remarketing  fees,  liquidity fees, and trustees' fees expenses are recorded on the accrual basis.

For the year ended  August 31, 2006,  Delaware  Tax-Free  Minnesota  Fund had an
average daily liability from the  participation  in inverse floater  programs of
$44,380,000 and recorded interest expense at an average rate of 3.38%.

Other - Expenses  directly  attributable to the Fund are charged directly to the
Fund.   Other   expenses   common  to  various   funds   within   the   Delaware
Investments(R)Family  of Funds are  allocated  amongst the funds on the basis of average net assets.  Management  fees and some other  expenses are paid monthly.
Security  transactions  are recorded on the date the securities are purchased or sold (trade date) for financial  reporting  purposes.  Costs used in calculating realized gains and losses on the sale of investment  securities are those of the specific  securities  sold.  Interest  income is recorded on the accrual  basis.
Discounts  and premiums are  amortized to interest  income over the lives of the respective  securities.  The Fund declares  dividends  daily from net investment income and pays such dividends monthly and declares and pays  distributions from net realized gain on investments, if any, annually.

The Fund  receives  earnings  credits  from its  custodian  when  positive  cash balances are maintained, which are used to offset custody fees. The expense paid under the above  arrangement  is included in custodian  fees on the Statement of
Operations  with  the  corresponding  expense  offset  shown  as  "expense  paid indirectly."

3. Allocation of Transaction Costs
The total costs of the Transaction  between Delaware Tax-Free  Minnesota Insured
Fund and Delaware  Tax-Free  Minnesota  Fund are  estimated to be $110,000.  The costs of the  Transaction,  including costs of soliciting  proxies in connection with the  shareholder  meeting,  will be shared by the following  parties in the percentages  indicated:  33.33% by Delaware  Tax-Free  Minnesota  Insured  Fund,
33.33% by Delaware  Tax-Free  Minnesota  Fund and 33.34% by Delaware  Management
Company ("DMC"), a series of Delaware Management Business Trust.

4. Investment Management,  Administration Agreements and Other Transactions with
Affiliates
In accordance with the terms of its investment  management  agreement,  the Fund pays DMC, the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund,
0.50% on the next $500  million,  0.45% on the next $1.5  billion  and 0.425% on average daily net assets in excess $2.5 billion.

DMC has  contractually  agreed to waive that portion,  if any, of its management fee and  reimburse  the Fund to the  extent  necessary  to  ensure  that  annual operating expenses,  exclusive of 12b-1 plan expenses, taxes, interest,  inverse
floater  program   expenses,   brokerage  fees,   certain  insurance  costs  and
non-routine expenses or costs, including,  but not limited to, those relating to
reorganizations,   litigation,   certain   Trustee   retirement  plan  expenses,
conducting  shareholder  meetings and liquidations  (collectively,  "non-routine expenses"),  do not exceed 0.68% of average daily net assets of the Fund through
December 31,  2007.  From  January 1, 2006  through  December 31, 2006,  DMC had contractually  agreed to waive its fees  and/or  reimburse  expenses in order to prevent total operating  expenses  (excluding any 12b-1 fees,  taxes,  interest, brokerage  fees,  extraordinary  expenses  and  certain  insurance  costs)  from exceeding  0.68% of the average daily net assets of the Fund.  Prior to December
30,  2005,  DMC had  contractually  agreed  to waive  its fees to  prevent  such expenses  from  exceeding  0.69% of the average daily net assets of the Fund. In addition to the fee  waiver/fee  reimbursement  currently  in place for the Fund through  December 31, 2007,  DMC has  contractually  agreed to cap (the "Expense
Cap") the total  expenses  of the Fund for at least one year  after the  closing date of the  Transaction  in order to  ensure  that the  Fund's  total  expenses
(excluding  inverse  floater  program  expenses and the expenses  related to the
Transaction) do not exceed the Delaware Tax-Free  Minnesota Insured Fund's total expenses (excluding inverse floater program expenses and the expenses related to the Transaction). The Expense Cap also excludes taxes, interest, brokerage fees, certain insurance costs and non-routine expenses.  For purposes of these waivers and reimbursements,  non-routine expenses may also include such additional costs and  expenses,  as may be agreed upon from time to time by the Fund's  Board and
DMC.

Delaware  Service  Company,   Inc.  ("DSC"),   an  affiliate  of  DMC,  provides
accounting, administration, dividend disbursing and transfer agent services. The
Fund pays DSC a monthly  fee  computed at the annual rate of 0.04% of the Fund's average daily net assets for accounting and  administration  services.  The Fund paid DSC a monthly fee based on the number of shareholder  accounts for dividend disbursing and transfer agent services.

Pursuant  to a  distribution  agreement  and  distribution  plan,  the Fund pays
Delaware  Distributors,  L.P. ("DDLP"), the distributor and an affiliate of DMC, an annual  distribution and service fee not to exceed 0.25% of the average daily net  assets of the Class A shares and 1.00% of the  average  daily net assets of the Class B and C shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust.
These officers and trustees are paid no compensation by the Fund.

5. Line of Credit
The Fund, along with certain other funds in the Delaware Investments(R)Family of
Funds (the  "Participants"),  participates  in a $225,000,000  revolving line of credit facility to be used for temporary or emergency  purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual  commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The
Fund had no amount  outstanding as of August 31, 2006, or at any time during the period.

6.  Credit and Market Risks
The Fund  concentrates its investments in securities  issued by  municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation  within the state,  regional or local economic  conditions,  and differing levels of supply and demand for municipal bonds.  Many  municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer,  such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance  that the insurance  company  will  meet  its  obligations.  These  securities  have  been identified in the Portfolio of Investments.

The Fund may participate in inverse floater  programs where it transfers its own bonds to a trust that issues floating rate securities and inverse  floating rate securities  ("inverse floaters") with an aggregate principal amount equal to the principal of the transferred  bonds. The inverse  floaters  received by the Fund are derivative  tax-exempt  obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates,  usually at an accelerated speed. Consequently,  the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically uses inverse floaters to adjust the duration of its portfolio. Duration measures a  portfolio's  sensitivity  to changes in interest  rates.  By holding  inverse floaters  with a  different  duration  than the  underlying  bonds that the Fund transferred to the trust,  the Fund seeks to adjust its portfolio's  sensitivity to changes in interest  rates.  The Fund may also invest in inverse  floaters to add additional income to the Fund or to adjust the Fund's exposure to a specific segment of the yield  curve.  Such  securities  are denoted on the  Portfolio of
Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds.  Under  current  federal  tax  laws  and  regulations,  state  and  local government borrowers are permitted to refinance outstanding bonds by issuing new bonds.  The issuer  refinances the  outstanding  debt to either reduce  interest costs or to remove or alter  restrictive  covenants  imposed by the bonds  being refinanced.  A refunding  transaction  where the municipal  securities are being refunded  within 90 days from the issuance of the refunding  issue is known as a
"current  refunding".  "Advance  refunded bonds" are bonds in which the refunded bond issue remains  outstanding  for more than 90 days following the issuance of the refunding issue. In an advance  refunding,  the issuer will use the proceeds of a new bond issue to purchase  high grade  interest  bearing  debt  securities which are then  deposited  in an  irrevocable  escrow  account held by an escrow agent to secure all future  payments of principal  and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the  refunding  issue are  deposited  in an  escrow  account  for  investment sufficient  to pay all of the  principal  and interest on the original  interest payment  and  maturity  dates.  Bonds  are  considered  "pre-refunded"  when the refunding  issue's  proceeds  are escrowed  only until a permitted  call date or dates on the refunded  issue with the refunded issue being redeemed at the time, including  any required  premium.  Bonds become  "defeased"  when the rights and interests of the bondholders and of their lien on the pledged  revenues or other security  under  the  terms of the bond  contract  and are  substituted  with an alternative  source of  revenues  (the  escrow  securities)  sufficient  to meet payments  of  principal  and  interest  to  maturity or to the first call dates.
Escrowed secured bonds will often receive a rating of AAA from Moody's Investors
Service,  Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the
strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit  agreement.  The Fund will purchase  escrow secured bonds without additional insurance only where the escrow is invested in securities of the U.S.
government or agencies or instrumentalities of the U.S. government.

The Fund may invest a portion of its total assets in illiquid securities,  which may include  securities  with  contractual  restrictions  on resale,  securities exempt  from  registration  under Rule 144A of the  Securities  Act of 1933,  as amended, and other securities which may not be readily marketable.  The relative illiquidity of these  securities may impair the Fund from disposing of them in a timely  manner and at a fair price when it is  necessary  or desirable to do so.
While  maintaining  oversight,  the Board of Trustees  has  delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's  limitation on investments in illiquid assets.  At August
31, 2006,  there were no Rule 144A  securities.  Illiquid  securities  have been identified on the Portfolio of Investments.

8. Contractual Obligations
The Fund enters into  contracts in the normal  course of business that contain a
variety  of   indemnifications.   The  Fund's   maximum   exposure  under  these
arrangements  is unknown.  However,  the Fund has not had prior claims or losses pursuant  to these  contracts.  Management  has  reviewed  the  Fund's  existing contracts and expects the risk of loss to be remote.

                                     PART C

                                OTHER INFORMATION

Item 15.  Indemnification.   Article VI of the Amended and Restated By-Laws (May
          19, 2005) incorporated into this filing by reference to Post-Effective
          Amendment No. 40 filed October 31, 2005.

          Insofar as indemnification  for liability arising under the Securities
          Act of 1933 may be  permitted to  Trustees,  officers and  controlling persons of the  Registrant  pursuant to the  provisions  described  in response to Item 15, or  otherwise,  the  Registrant  has been advised that in the opinion of the U.S.  Securities  and  Exchange  Commission such  indemnification is against public policy as expressed in the Act and is,  therefore,  unenforceable.  In the  event  that a  claim  for indemnification  against such  liabilities  (other than the payment by the Registrant of expenses  incurred or paid by a Trustee,  officer or controlling  person of the Registrant in the successful defense of any action,  suit or proceeding)  is asserted by such Trustee,  officer or controlling person in connection with the securities being registered, the Registrant  will,  unless in the opinion of its counsel the matter has  been  settled  by  controlling  precedent,  submit  to a court of appropriate  jurisdiction the question whether such indemnification by it is  against  public  policy  as  expressed  in the Act and  will be governed by the final adjudication of such issue.

Item 16.  Exhibits.  The following exhibits are incorporated by reference to the
          Registrant's  previously  filed  registration  statements on Form N-1A indicated below, except as noted:

          (1)  Copies of the charter of the Registrant as now in effect;

               (a)  Executed  Agreement and  Declaration of Trust  (December 17,
                    1998)   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 33 filed August 16, 1999.

               (b)  Executed   Certificate   of  Trust   (December   17,   1998)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 33 filed August 16, 1999.

          (2)  Copies of the existing bylaws or corresponding  instrument of the
               Registrant;

               (a)  Amended and Restated  By-Laws  (May 19,  2005)  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 40 filed October 31, 2005.

          (3)  Copies  of any  voting  trust  agreement  affecting  more  than 5 percent of any class of equity securities of the Registrant;

               Not applicable.

          (4)  Copies of the agreement of acquisition,  reorganization,  merger, liquidation and any amendments to it;

               (a)  Form of  Agreement  and Plan of  Reorganization  between the
                    Registrant,  on behalf of Delaware Tax-Free  Minnesota Fund, and  Voyageur  Insured  Funds,  on  behalf  of  its  series,
                    Delaware Tax-Free  Minnesota Insured Fund, is filed herewith as Exhibit A to the Prospectus/Proxy Statement.

          (5)  Copies of all  instruments  defining the rights of holders of the securities  being registered  including,  where  applicable,  the relevant  portion of the articles of  incorporation or by-laws of the Registrant;

               (a)  Agreement and Declaration of Trust.  Articles III, IV, V and
                    VI of Agreement and Declaration of Trust (December 17, 1998)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 33 filed August 16, 1999.

               (b)  By-Laws. Article II of the Amended and Restated By-Laws (May
                    19,  2005)  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 40 filed October 31, 2005.

          (6)  Copies  of all  investment  advisory  contracts  relating  to the management of the assets of the Registrant.

               (a)  Executed Investment  Management Agreement (November 1, 1999)
                    between  Delaware  Management  Company (a series of Delaware
                    Management  Business Trust) and the Registrant  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 35 filed October 30, 2000.

          (7)  Copies of each underwriting or distribution  contract between the
               Registrant and a principal  underwriter,  and specimens or copies of all agreements between principal underwriters and dealers;

               (a)  Distribution Agreements.

                    (i)  Executed   Distribution   Agreement  (April  19,  2001)
                         between Delaware Distributors,  L.P. and the Registrant
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 36 filed October 31, 2001.

                    (ii) Form  of   Third   Amended   and   Restated   Financial
                         Intermediary  Distribution  Agreement  between  Lincoln
                         Financial Distributors, Inc. and Delaware Distributors,
                         L.P. on behalf of the Registrant incorporated into this
                         filing by reference to Post-Effective  Amendment No. 42
                         filed January 3, 2007.

                    (iii) Dealer's  Agreement  (January 2001)  incorporated into this filing by  reference to  Post-Effective  Amendment
                         No. 37 filed November 18, 2002.

                    (iv) Vision Mutual Fund Gateway(R) Agreement (November 2000)
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective  Amendment  No.  37 filed  November  18,
                         2002.

                    (v)  Registered Investment Advisers Agreement (January 2001)
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective  Amendment  No.  37 filed  November  18,
                         2002.

                    (vi) Bank/Trust  Agreement  (August 2004)  incorporated into this filing by  reference to  Post-Effective  Amendment
                         No. 39 filed December 3, 2004.

          (8)  Copies of all bonus,  profit sharing,  pension,  or other similar contracts  or  arrangements  wholly or partly for the  benefit of trustees or officers of the Registrant in their capacity as such.
               Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

               Not applicable.

          (9)  Copies of all custodian agreements and depository contracts under
               Section 17(f) of the  Investment  Company Act of 1940, as amended
               (the "1940 Act") for  securities  and similar  investments of the
               Registrant, including the schedule of remuneration;

               (a)  Amended  and  Restated  Mutual  Fund  Custody  and  Services
                    Agreement  (May 2002)  between  Mellon  Bank,  N.A.  and the
                    Registrant  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 37 filed November 18, 2002.

               (b)  Executed  Amendment  (November  28, 2003) to the Amended and
                    Restated   Mutual  Fund  Custody  and   Services   Agreement
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 39 filed December 3, 2004.

          (10) Copies of any plan  entered into by  Registrant  pursuant to Rule
               12b-1  under  the 1940  Act and any  agreements  with any  person relating to  implementation  of the plan,  and copies of any plan entered into by Registrant  pursuant to Rule 18f-3 under the 1940
               Act, any agreement with any person relating to  implementation of the plan, any amendment to the plan, and a copy of the portion of
               the  minutes  of  the  meeting  of  the   Registrant's   trustees
               describing any action taken to revoke the plan;

               (a)  Plans under Rule 12b-1 for Class A, B and C (April 19, 2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 28 filed October 31, 2001.

               (b)  Plan under Rule  18f-3.  Plan under Rule 18f-3  (August  31,
                    2006)  incorporated  into this filing by  reference  to Form
                    N-14 filed September 1, 2006.

          (11) An opinion  and  consent of  counsel  as to the  legality  of the securities being registered,  indicating  whether they will, when sold, be legally issued, fully paid and nonassessable;

               (a)  Opinion and Consent of Counsel  (January 18, 2007)  relating to the Registrant attached as Exhibit No. EX-99.11.a.

          (12) An  opinion,  and consent to their use, of counsel or, in lieu of an  opinion,  a copy of the  revenue  ruling  from  the  Internal
               Revenue  Service,  supporting the tax matters and consequences to shareholders discussed in the prospectus;

               (a)  To be filed by amendment.

          (13) Copies of all material  contracts of the  Registrant  not made in the  ordinary  course of business  which are to be  performed  in whole or in part on or after the date of filing the  registration statement;

               (a)  Executed  Shareholder  Services  Agreement  (April 19, 2001)
                    between Delaware  Service  Company,  Inc. and the Registrant incorporated into this filing by reference to Post-Effective
                    Amendment No. 36 filed October 31, 2001.

                    (i)  Executed   Schedule  B   (December   1,  2006)  to  the
                         Shareholder  Services Agreement  incorporated into this
                         filing by reference to Post-Effective  Amendment No. 42
                         filed January 3, 2007.

                    (ii) Executed Letter  Amendment to the Shareholder  Services
                         Agreement  (August  23,  2002)  incorporated  into this
                         filing by reference to Post-Effective  Amendment No. 38
                         filed October 31, 2003.

               (b)  Executed  Delaware Group of Funds Fund Accounting  Agreement
                    (August 19, 1996) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to
                    Post-Effective Amendment No. 29 filed August 28, 1997.

                    (i)  Executed   Schedule  B  (May  19,   2005)  to  Delaware
                         Investments  Family of Funds Fund Accounting  Agreement
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 40 filed October 31, 2005.

                    (ii) Executed Amendment No. 31 (August 31, 2006) to Schedule
                         A of the  Delaware  Investments  Family  of Funds  Fund
                         Accounting  Agreement  incorporated into this filing by
                         reference to Form N-14 filed September 1, 2006.

               (c)  Form of Advisory Expense  Limitation  Letter (December 2006)
                    between  Delaware  Management  Company  and  the  Registrant incorporated into this filing by reference to Post-Effective
                    Amendment No. 42 filed January 3, 2007.

          (14) Copies  of  any  other  opinions,  appraisals,  or  rulings,  and consents to their use,  relied on in preparing  the  registration statement  and  required  by Section 7 of the  Securities  Act of
               1933, as amended (the "1933 Act" or "Securities Act");

               (a)  Consent of Independent  Registered  Public  Accounting  Firm
                    (January 2007) attached as Exhibit No. EX-99.14.a.

          (15) All financial statements omitted pursuant to Item 14(a)(1);

               Not applicable.

          (16) Manually signed copies of any power of attorney pursuant to which the  name of any  person  has  been  signed  to the  registration statement; and

               (a)  Powers of Attorney  (November  15, 2006)  incorporated  into this filing by reference to Post-Effective  Amendment No. 42 filed January 3, 2007.

          (17) Any additional exhibits which the Registrant may wish to file.

               (a)  Code of Ethics for the Delaware  Investments Family of Funds
                    (February 2006)  incorporated  into this filing by reference to Form N-14 filed September 1, 2006.

               (b)  Code of Ethics for Delaware Investments (Delaware Management
                    Business  Trust,  Delaware  Management  Company and Delaware
                    Distributors,  L.P.) (February 2006)  incorporated into this filing by reference to Form N-14 filed September 1, 2006.

               (c)  Code of Ethics  for  Lincoln  Financial  Distributors,  Inc.
                    (December 2005)  incorporated  into this filing by reference to Form N-14 filed September 1, 2006.

Item 17.  Undertakings.

          (1)  The  undersigned  Registrant  agrees  that  prior  to any  public reoffering  of the  securities  registered  through  the use of a prospectus  which is part of this  registration  statement by any person or party who is deemed  to be an  underwriter  within  the meaning of Rule  145(c) of the  Securities  Act,  the  reoffering prospectus  will  contain  the  information  called  for  by  the applicable  registration  form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2)  The undersigned  Registrant  agrees that every prospectus that is filed  under  paragraph  (1)  above  will be  filed as part of an amendment  to the  registration  statement  and  will not be used until the amendment is effective,  and that, in  determining  any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new  registration  statement for the securities offered therein,  and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

          (3)  The  undersigned  Registrant  agrees  to file  by  Post-Effective
               Amendment  the opinion and consent of counsel  regarding  the tax consequences of the proposed  reorganization  required by Item 16
               (12) of Form N-14 within a reasonable  time after receipt of such opinion.

                                   SIGNATURES

     As required by the  Securities  Act of 1933, as amended,  (the "1933 Act"), the  Registration  Statement has been signed on behalf of the  Registrant in the
City of  Philadelphia  and the  Commonwealth of Pennsylvania on this 18th day of
January, 2007.

                                VOYAGEUR TAX FREE FUNDS

                                By:          /s/ Patrick P. Coyne
                                             Patrick P. Coyne
                                     Chairman//President/Chief Executive Officer

     As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                        Title                           Date
-------------------------------- ------------------------------- ---------------

/s/ Patrick P. Coyne             Chairman/President/Chief       January 18, 2007
Patrick P. Coyne                 Executive Officer (Principal
                                 Executive Officer) and Trustee

Thomas L. Bennett    *           Trustee                        January 18, 2007
Thomas L. Bennett

John A. Fry          *           Trustee                        January 18, 2007
John A. Fry

Anthony D. Knerr     *           Trustee                        January 18, 2007
Anthony D. Knerr

Lucinda S. Landreth  *           Trustee                        January 18, 2007
Lucinda S. Landreth

Ann R. Leven         *           Trustee                        January 18, 2007
Ann R. Leven

Thomas F. Madison    *           Trustee                        January 18, 2007
Thomas F. Madison

Janet L. Yeomans     *           Trustee                        January 18, 2007
Janet L. Yeomans

J. Richard Zecher    *           Trustee                        January 18, 2007
J. Richard Zecher

Richard Salus        *           Senior Vice President/Chief    January 18, 2007
Richard Salus                    Financial Officer (Principal
                                 Financial Officer)

                            *By: /s/ Patrick P. Coyne
                                Patrick P. Coyne
                             as Attorney-in-Fact for
                          each of the persons indicated
                (Pursuant to Powers of Attorney previously filed)

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    EXHIBITS
                                       TO
                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.   Exhibit
------------- ------------------------------------------------------------------
EX-99.11.a.   Opinion and Consent of Counsel (January 18, 2007) relating to the
              Registrant

EX-99.14.a.   Consent of Independent Registered Public Accounting Firm (January
              2007)